 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Focused Stock Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Adobe Systems, Inc.	5.1	5.3
Alphabet, Inc. Class A	4.9	5.4
PayPal Holdings, Inc.	4.1	3.0
AutoZone, Inc.	4.1	2.9
Kansas City Southern	3.8	0.0
American Tower Corp.	3.8	3.2
McGraw Hill Financial, Inc.	3.7	1.2
Bristol-Myers Squibb Co.	3.7	1.5
Reynolds American, Inc.	3.1	1.7
MSCI, Inc. Class A	3.1	0.0
	39.4

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.6	35.7
Health Care	14.8	12.9
Financials	13.2	12.8
Consumer Staples	11.5	6.9
Industrials	11.3	7.0

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 5.2%

As of October 31, 2015*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 8.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Household Durables - 1.6%
D.R. Horton, Inc.	225,000	$6,763,500
Newell Brands, Inc.	457,000	20,811,780
		27,575,280
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (a)	70,300	46,369,177
Priceline Group, Inc. (a)	13,900	18,676,874
		65,046,051
Specialty Retail - 4.1%
AutoZone, Inc. (a)	92,100	70,477,683
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	472,000	27,819,680

TOTAL CONSUMER DISCRETIONARY		190,918,694

CONSUMER STAPLES - 11.5%
Beverages - 3.8%
Constellation Brands, Inc. Class A (sub. vtg.)	226,000	35,269,560
Molson Coors Brewing Co. Class B	321,500	30,745,045
		66,014,605
Food & Staples Retailing - 0.7%
CVS Health Corp.	119,000	11,959,500
Food Products - 1.1%
Post Holdings, Inc. (a)	251,400	18,060,576
Personal Products - 2.8%
Estee Lauder Companies, Inc. Class A	506,000	48,510,220
Tobacco - 3.1%
Reynolds American, Inc.	1,085,000	53,816,000

TOTAL CONSUMER STAPLES		198,360,901

ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Cenovus Energy, Inc.	1,560,000	24,729,736
ConocoPhillips Co.	1,046,000	49,988,340
Hess Corp.	510,000	30,406,200
PrairieSky Royalty Ltd. (b)	1,835,600	38,651,910
		143,776,186
FINANCIALS - 13.2%
Banks - 1.6%
The Toronto-Dominion Bank	610,000	27,152,706
Diversified Financial Services - 6.8%
McGraw Hill Financial, Inc.	606,094	64,761,144
MSCI, Inc. Class A	708,000	53,765,520
		118,526,664
Real Estate Investment Trusts - 4.8%
American Tower Corp.	621,000	65,130,480
Extra Space Storage, Inc.	205,000	17,414,750
		82,545,230

TOTAL FINANCIALS		228,224,600

HEALTH CARE - 14.8%
Biotechnology - 5.1%
Gilead Sciences, Inc.	149,000	13,143,290
Intercept Pharmaceuticals, Inc. (a)(b)	147,179	22,185,762
Medivation, Inc. (a)	897,000	51,846,600
		87,175,652
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	580,000	12,713,600
Edwards Lifesciences Corp. (a)	63,000	6,691,230
		19,404,830
Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	342,000	45,034,560
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	891,900	64,377,342
Prestige Brands Holdings, Inc. (a)	689,400	39,144,132
		103,521,474

TOTAL HEALTH CARE		255,136,516

INDUSTRIALS - 11.3%
Airlines - 4.4%
Alaska Air Group, Inc.	662,081	46,630,365
Spirit Airlines, Inc. (a)	667,523	29,324,285
		75,954,650
Electrical Equipment - 0.9%
Acuity Brands, Inc.	62,000	15,121,180
Road & Rail - 6.0%
Kansas City Southern	695,000	65,851,250
Norfolk Southern Corp.	425,000	38,296,750
		104,148,000

TOTAL INDUSTRIALS		195,223,830

INFORMATION TECHNOLOGY - 26.6%
Internet Software & Services - 7.0%
Alphabet, Inc. Class A	120,600	85,370,328
Facebook, Inc. Class A (a)	303,700	35,709,046
		121,079,374
IT Services - 12.1%
Cognizant Technology Solutions Corp. Class A (a)	571,000	33,329,270
MasterCard, Inc. Class A	542,000	52,568,580
PayPal Holdings, Inc. (a)	1,815,000	71,111,700
Visa, Inc. Class A	674,000	52,059,760
		209,069,310
Software - 7.5%
Adobe Systems, Inc. (a)	924,626	87,118,262
ANSYS, Inc. (a)	227,000	20,604,790
Electronic Arts, Inc. (a)	251,000	15,524,350
Salesforce.com, Inc. (a)	79,221	6,004,952
		129,252,354

TOTAL INFORMATION TECHNOLOGY		459,401,038

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	645,000	25,038,900
Level 3 Communications, Inc. (a)	161,000	8,413,860
		33,452,760
TOTAL COMMON STOCKS
(Cost $1,503,772,454)		1,704,494,525

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.38% (c)	21,503,611	21,503,611
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	58,293,400	58,293,400
TOTAL MONEY MARKET FUNDS
(Cost $79,797,011)		79,797,011
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $1,583,569,465)		1,784,291,536
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(59,263,230)
NET ASSETS - 100%		$1,725,028,306

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,399
Fidelity Securities Lending Cash Central Fund	49,780
Total	$80,179

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,481,819) — See accompanying schedule: Unaffiliated issuers (cost $1,503,772,454)	$1,704,494,525
Fidelity Central Funds (cost $79,797,011)	79,797,011
Total Investments (cost $1,583,569,465)		$1,784,291,536
Cash		31,950
Receivable for investments sold		88,163,562
Receivable for fund shares sold		494,571
Dividends receivable		1,084,732
Distributions receivable from Fidelity Central Funds		13,265
Prepaid expenses		1,418
Other receivables		21,005
Total assets		1,874,102,039
Liabilities
Payable for investments purchased	$86,275,021
Payable for fund shares redeemed	3,528,174
Accrued management fee	641,025
Other affiliated payables	310,070
Other payables and accrued expenses	26,043
Collateral on securities loaned, at value	58,293,400
Total liabilities		149,073,733
Net Assets		$1,725,028,306
Net Assets consist of:
Paid in capital		$1,568,051,426
Undistributed net investment income		1,602,221
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(45,337,899)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		200,712,558
Net Assets, for 94,844,645 shares outstanding		$1,725,028,306
Net Asset Value, offering price and redemption price per share ($1,725,028,306 ÷ 94,844,645 shares)		$18.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$10,036,240
Income from Fidelity Central Funds		80,179
Total income		10,116,419
Expenses
Management fee
Basic fee	$4,802,275
Performance adjustment	(1,068,376)
Transfer agent fees	1,583,091
Accounting and security lending fees	269,998
Custodian fees and expenses	33,944
Independent trustees' compensation	3,901
Registration fees	17,574
Audit	30,948
Legal	15,416
Miscellaneous	5,063
Total expenses before reductions	5,693,834
Expense reductions	(31,218)	5,662,616
Net investment income (loss)		4,453,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(36,213,975)
Foreign currency transactions	39,487
Total net realized gain (loss)		(36,174,488)
Change in net unrealized appreciation (depreciation) on: Investment securities	40,234,113
Assets and liabilities in foreign currencies	(8,647)
Total change in net unrealized appreciation (depreciation)		40,225,466
Net gain (loss)		4,050,978
Net increase (decrease) in net assets resulting from operations		$8,504,781

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,453,803	$3,026,347
Net realized gain (loss)	(36,174,488)	120,904,637
Change in net unrealized appreciation (depreciation)	40,225,466	(137,279,729)
Net increase (decrease) in net assets resulting from operations	8,504,781	(13,348,745)
Distributions to shareholders from net investment income	(4,404,702)	(1,432,488)
Distributions to shareholders from net realized gain	(99,546,249)	(162,039,389)
Total distributions	(103,950,951)	(163,471,877)
Share transactions
Proceeds from sales of shares	46,747,653	144,792,274
Net asset value of shares issued in exchange for the net assets of Fidelity Fifty Fund (note 10)	–	718,222,341
Reinvestment of distributions	99,274,474	154,203,244
Cost of shares redeemed	(222,300,559)	(792,366,831)
Net increase (decrease) in net assets resulting from share transactions	(76,278,432)	224,851,028
Total increase (decrease) in net assets	(171,724,602)	48,030,406
Net Assets
Beginning of period	1,896,752,908	1,848,722,502
End of period (including undistributed net investment income of $1,602,221 and undistributed net investment income of $1,553,120, respectively)	$1,725,028,306	$1,896,752,908
Other Information
Shares
Sold	2,649,232	7,441,651
Issued in exchange for the shares of Fidelity Fifty Fund (note 10)	–	35,696,935
Issued in reinvestment of distributions	5,424,835	8,065,023
Redeemed	(12,643,993)	(40,934,543)
Net increase (decrease)	(4,569,926)	10,269,066

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Focused Stock Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.08	$20.74	$19.60	$15.63	$13.97	$12.39
Income from Investment Operations
Net investment income (loss)A	.05	.04	(.01)	(.02)	.04	–B
Net realized and unrealized gain (loss)	.12	.24C	2.28	4.81	1.64	1.58
Total from investment operations	.17	.28	2.27	4.79	1.68	1.58
Distributions from net investment income	(.05)	(.02)	–	(.03)	(.02)	–
Distributions from net realized gain	(1.02)	(1.92)	(1.13)	(.79)	–	–
Total distributions	(1.06)D	(1.94)	(1.13)	(.82)	(.02)	–
Net asset value, end of period	$18.19	$19.08	$20.74	$19.60	$15.63	$13.97
Total ReturnE,F	.87%	1.33%	12.14%	32.25%	12.03%	12.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.73%	.78%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.65%I	.72%	.78%	.91%	.93%	.93%
Expenses net of all reductions	.65%I	.72%	.78%	.89%	.92%	.92%
Net investment income (loss)	.51%I	.18%	(.04)%	(.09)%	.26%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,725,028	$1,896,753	$1,848,723	$1,571,884	$547,984	$617,725
Portfolio turnover rateJ	152%I	189%K	223%	200%	279%	277%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $1.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$244,433,264
Gross unrealized depreciation	(45,443,454)
Net unrealized appreciation (depreciation) on securities	$198,989,810
Tax cost	$1,585,301,726

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,332,673,716 and $1,512,769,377, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15,250 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,561 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $49,780. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24,510 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $93.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $6,615.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Prior Fiscal Year Merger Information.

On July 24, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Fifty Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $718,222,341, including securities of $719,256,448 and unrealized appreciation of $88,071,281, were combined with the Fund's net assets of $1,371,722,533 for total net assets after the acquisition of $2,089,944,874.

Pro forma results of operations of the combined entity for the entire period ended October 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$ 4,003,226
Total net realized gain (loss)	135,476,498
Total change in net unrealized appreciation (depreciation)	(108,442,345)
Net increase (decrease) in net assets resulting from operations	$31,037,379

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since July 24, 2015.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Actual	.65%	$1,000.00	$1,008.70	$3.25
Hypothetical-C		$1,000.00	$1,021.63	$3.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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TQG-SANN-0616
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Fidelity Advisor® Stock Selector Small Cap Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Stock Selector Small Cap Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
MB Financial, Inc.	1.4	1.2
WSFS Financial Corp.	1.3	1.2
Allied World Assurance Co. Holdings AG	1.3	1.1
Huntington Bancshares, Inc.	1.3	1.4
Bank of the Ozarks, Inc.	1.2	1.8
Mid-America Apartment Communities, Inc.	1.2	1.1
Coresite Realty Corp.	1.2	0.8
Associated Banc-Corp.	1.1	1.2
Banner Corp.	1.1	1.2
Equity Lifestyle Properties, Inc.	1.1	0.9
	12.2

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.4	24.0
Information Technology	17.3	17.9
Health Care	14.7	14.6
Industrials	13.3	12.7
Consumer Discretionary	13.0	12.8

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks and Equity Futures	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 9.6%

As of October 31, 2015 *
Stocks and Equity Futures	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 7.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.6%
Standard Motor Products, Inc.	121,402	$4,311
Tenneco, Inc. (a)	215,684	11,496
Visteon Corp.	80,300	6,398
		22,205
Diversified Consumer Services - 0.6%
Service Corp. International	324,000	8,641
Hotels, Restaurants & Leisure - 2.7%
Cedar Fair LP (depositary unit)	84,600	4,913
Cracker Barrel Old Country Store, Inc. (b)	60,600	8,872
Dave & Buster's Entertainment, Inc. (a)	164,800	6,378
Domino's Pizza, Inc.	59,300	7,168
Texas Roadhouse, Inc. Class A	270,657	11,021
		38,352
Household Durables - 1.2%
Ethan Allen Interiors, Inc. (b)	310,479	10,569
Helen of Troy Ltd. (a)	66,580	6,627
		17,196
Leisure Products - 1.2%
Brunswick Corp.	160,496	7,709
Vista Outdoor, Inc. (a)	188,566	9,047
		16,756
Media - 1.1%
Nexstar Broadcasting Group, Inc. Class A (b)	194,435	9,980
Starz Series A (a)	213,900	5,820
		15,800
Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	158,900	9,053
Genesco, Inc. (a)	104,675	7,241
Murphy U.S.A., Inc. (a)	100,200	5,753
Sally Beauty Holdings, Inc. (a)	220,300	6,917
		28,964
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (a)	151,600	8,764
G-III Apparel Group Ltd. (a)	225,610	10,209
Kate Spade & Co. (a)	201,900	5,195
Steven Madden Ltd. (a)	314,459	11,009
		35,177

TOTAL CONSUMER DISCRETIONARY		183,091

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	23,080	3,678
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	73,950	8,282
Food Products - 1.4%
Greencore Group PLC	945,400	4,984
Ingredion, Inc.	45,700	5,260
J&J Snack Foods Corp.	54,950	5,557
Pinnacle Foods, Inc.	95,900	4,084
		19,885
Personal Products - 0.7%
Coty, Inc. Class A (b)	151,700	4,612
Inter Parfums, Inc.	178,700	5,472
		10,084

TOTAL CONSUMER STAPLES		41,929

ENERGY - 2.7%
Energy Equipment & Services - 0.7%
Bristow Group, Inc.	101,951	2,337
Nabors Industries Ltd.	277,200	2,717
Rowan Companies PLC	100,000	1,881
Total Energy Services, Inc.	346,500	3,643
		10,578
Oil, Gas & Consumable Fuels - 2.0%
Boardwalk Pipeline Partners, LP	265,808	4,325
Diamondback Energy, Inc.	68,107	5,897
Newfield Exploration Co. (a)	170,688	6,187
PDC Energy, Inc. (a)	111,200	6,982
Western Refining, Inc. (b)	160,488	4,295
		27,686

TOTAL ENERGY		38,264

FINANCIALS - 25.4%
Banks - 10.8%
Associated Banc-Corp.	869,123	15,853
BancFirst Corp.	139,983	8,731
Bank of the Ozarks, Inc.	415,536	17,162
Banner Corp.	358,829	15,351
BBCN Bancorp, Inc.	882,586	13,786
Community Bank System, Inc.	273,730	10,831
Huntington Bancshares, Inc.	1,771,200	17,818
Investors Bancorp, Inc.	1,200,000	13,860
MB Financial, Inc.	584,000	20,298
PacWest Bancorp	264,001	10,555
Tompkins Financial Corp.	118,780	7,761
		152,006
Capital Markets - 2.6%
AURELIUS AG	249,242	14,903
OM Asset Management Ltd.	779,240	10,457
Raymond James Financial, Inc.	194,904	10,168
		35,528
Insurance - 2.8%
Allied World Assurance Co. Holdings AG	506,677	18,028
Aspen Insurance Holdings Ltd.	210,010	9,734
James River Group Holdings Ltd.	290,316	8,988
Primerica, Inc.	59,963	2,972
		39,722
Real Estate Investment Trusts - 7.9%
Coresite Realty Corp.	216,597	16,230
Cousins Properties, Inc.	836,580	8,659
Equity Lifestyle Properties, Inc.	221,000	15,136
Kite Realty Group Trust	423,667	11,536
Mid-America Apartment Communities, Inc.	172,684	16,528
National Retail Properties, Inc.	322,195	14,099
Ramco-Gershenson Properties Trust (SBI)	729,850	12,926
Store Capital Corp.	463,015	11,886
Urban Edge Properties	150,010	3,891
		110,891
Thrifts & Mortgage Finance - 1.3%
WSFS Financial Corp.	536,942	18,331

TOTAL FINANCIALS		356,478

HEALTH CARE - 14.7%
Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc. (a)	194,352	6,278
Acorda Therapeutics, Inc. (a)	155,800	4,027
Advanced Accelerator Applications SA sponsored ADR (b)	108,100	3,731
Agios Pharmaceuticals, Inc. (a)(b)	45,620	2,233
Anacor Pharmaceuticals, Inc. (a)	71,900	4,511
Ascendis Pharma A/S sponsored ADR (a)(b)	264,156	4,456
Bellicum Pharmaceuticals, Inc. (a)(b)	180,882	1,834
BioMarin Pharmaceutical, Inc. (a)	41,656	3,527
bluebird bio, Inc. (a)	40,228	1,784
Cellectis SA sponsored ADR (a)	117,600	3,200
Coherus BioSciences, Inc. (a)(b)	180,500	3,399
Curis, Inc. (a)(b)	2,061,548	4,123
CytomX Therapeutics, Inc. (a)	73,000	943
CytomX Therapeutics, Inc. (c)	27,627	357
Five Prime Therapeutics, Inc. (a)	106,800	5,083
Genocea Biosciences, Inc. (a)	487,508	2,145
Heron Therapeutics, Inc. (a)(b)	144,200	3,092
Insmed, Inc. (a)	192,672	2,341
Intercept Pharmaceuticals, Inc. (a)	19,503	2,940
Ionis Pharmaceuticals, Inc. (a)	76,128	3,119
La Jolla Pharmaceutical Co. (a)	167,500	3,100
Macrogenics, Inc. (a)	77,083	1,585
Mirati Therapeutics, Inc. (a)(b)	178,006	3,688
Neurocrine Biosciences, Inc. (a)	168,160	7,665
Novavax, Inc. (a)	589,738	3,090
ProNai Therapeutics, Inc. (a)(b)	73,913	414
Sage Therapeutics, Inc. (a)	9,600	362
Spark Therapeutics, Inc. (a)	81,100	2,911
TESARO, Inc. (a)	111,700	4,629
Ultragenyx Pharmaceutical, Inc. (a)	82,184	5,557
Xencor, Inc. (a)	57,849	709
		96,833
Health Care Equipment & Supplies - 3.5%
Dentsply Sirona, Inc.	41,411	2,468
Hill-Rom Holdings, Inc.	130,800	6,324
Integra LifeSciences Holdings Corp. (a)	145,406	10,298
NxStage Medical, Inc. (a)	554,000	8,930
Steris PLC	99,033	6,999
Teleflex, Inc.	46,900	7,306
Wright Medical Group NV (a)	397,777	7,470
		49,795
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	84,600	4,356
AmSurg Corp. (a)	112,200	9,086
Envision Healthcare Holdings, Inc. (a)	63,400	1,435
Molina Healthcare, Inc. (a)	108,600	5,621
Surgical Care Affiliates, Inc. (a)	269,404	13,026
Team Health Holdings, Inc. (a)	71,600	2,995
		36,519
Health Care Technology - 0.2%
Press Ganey Holdings, Inc.	76,761	2,339
Life Sciences Tools & Services - 0.6%
Bruker Corp.	288,267	8,158
Pharmaceuticals - 0.9%
Innoviva, Inc. (b)	291,251	3,594
Prestige Brands Holdings, Inc. (a)	85,346	4,846
Theravance Biopharma, Inc. (a)	174,500	3,621
		12,061

TOTAL HEALTH CARE		205,705

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.0%
Moog, Inc. Class A (a)	123,524	6,035
Orbital ATK, Inc.	112,134	9,756
Teledyne Technologies, Inc. (a)	124,960	11,615
		27,406
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	303,205	11,679
Airlines - 0.5%
JetBlue Airways Corp. (a)	346,588	6,859
Building Products - 0.3%
Allegion PLC	74,582	4,881
Commercial Services & Supplies - 2.9%
Deluxe Corp.	192,226	12,068
Interface, Inc.	347,670	5,917
Multi-Color Corp.	112,900	6,755
Progressive Waste Solution Ltd. (Canada)	204,147	6,570
West Corp.	456,536	9,784
		41,094
Construction & Engineering - 1.6%
EMCOR Group, Inc.	267,702	12,978
Valmont Industries, Inc.	70,405	9,883
		22,861
Electrical Equipment - 0.3%
OSRAM Licht AG	84,732	4,422
Machinery - 1.8%
AGCO Corp.	157,947	8,445
ITT Corp.	204,099	7,831
Kornit Digital Ltd. (a)(b)	357,100	3,617
KUKA AG (b)	52,500	5,172
		25,065
Professional Services - 0.6%
Dun & Bradstreet Corp.	70,473	7,781
Trading Companies & Distributors - 2.5%
Kaman Corp.	226,073	9,515
Titan Machinery, Inc. (a)(b)	469,061	6,098
Watsco, Inc.	96,898	13,030
WESCO International, Inc. (a)	99,700	5,861
		34,504

TOTAL INDUSTRIALS		186,552

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	299,900	2,882
F5 Networks, Inc. (a)	38,300	4,012
Ixia (a)	403,431	4,083
		10,977
Electronic Equipment & Components - 1.8%
CDW Corp.	242,200	9,325
Fitbit, Inc.	128,600	2,347
Jabil Circuit, Inc.	387,470	6,726
Trimble Navigation Ltd. (a)	280,200	6,711
		25,109
Internet Software & Services - 3.0%
Bankrate, Inc. (a)	687,665	6,285
Demandware, Inc. (a)	138,300	6,373
Gogo, Inc. (a)(b)	555,500	5,883
j2 Global, Inc.	18,400	1,169
MercadoLibre, Inc.	10,400	1,299
MINDBODY, Inc. (b)	172,779	2,352
Pandora Media, Inc. (a)(b)	236,500	2,348
Rackspace Hosting, Inc. (a)	257,483	5,889
Stamps.com, Inc. (a)	54,598	4,497
Web.com Group, Inc. (a)	303,095	6,059
		42,154
IT Services - 3.6%
EPAM Systems, Inc. (a)	73,100	5,331
ExlService Holdings, Inc. (a)	117,458	5,684
Global Payments, Inc.	169,666	12,246
Maximus, Inc.	187,700	9,929
Virtusa Corp. (a)	252,900	8,988
WEX, Inc. (a)	84,100	7,947
		50,125
Semiconductors & Semiconductor Equipment - 2.1%
Cavium, Inc. (a)	79,400	3,920
Cirrus Logic, Inc. (a)	166,200	6,000
Intersil Corp. Class A	508,700	5,947
Monolithic Power Systems, Inc.	150,430	9,390
Qorvo, Inc. (a)	83,750	3,771
		29,028
Software - 4.9%
BroadSoft, Inc. (a)	9,251	362
CommVault Systems, Inc. (a)	243,323	10,650
Fleetmatics Group PLC (a)	139,600	5,061
Imperva, Inc. (a)	66,800	3,105
NetSuite, Inc. (a)(b)	64,735	5,246
Pegasystems, Inc.	246,800	6,513
Proofpoint, Inc. (a)	67,530	3,934
Qlik Technologies, Inc. (a)	214,795	6,614
RealPage, Inc. (a)	267,100	5,874
RingCentral, Inc. (a)	98,500	1,879
SS&C Technologies Holdings, Inc.	24,400	1,492
Synchronoss Technologies, Inc. (a)	254,686	7,913
Tableau Software, Inc. (a)	75,885	3,923
Tyler Technologies, Inc. (a)	45,200	6,618
		69,184
Technology Hardware, Storage & Peripherals - 1.1%
Electronics for Imaging, Inc. (a)	86,875	3,461
Nimble Storage, Inc. (a)	508,400	3,752
Quantum Corp. (a)	2,987,041	1,375
Silicon Graphics International Corp. (a)(b)	602,857	2,701
Super Micro Computer, Inc. (a)	169,663	4,566
		15,855

TOTAL INFORMATION TECHNOLOGY		242,432

MATERIALS - 3.6%
Chemicals - 1.6%
Chase Corp.	56,710	3,192
Innospec, Inc.	128,299	6,205
PolyOne Corp.	125,668	4,522
Sensient Technologies Corp.	123,600	8,312
		22,231
Containers & Packaging - 1.5%
Avery Dennison Corp.	70,500	5,119
Berry Plastics Group, Inc. (a)	285,640	10,289
Silgan Holdings, Inc.	104,800	5,318
		20,726
Metals & Mining - 0.5%
Compass Minerals International, Inc.	58,300	4,370
Steel Dynamics, Inc.	131,200	3,308
		7,678

TOTAL MATERIALS		50,635

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	102,800	3,978
Towerstream Corp. (a)(b)	2,829,372	446
		4,424
UTILITIES - 3.8%
Electric Utilities - 1.9%
El Paso Electric Co.	142,220	6,414
Great Plains Energy, Inc.	168,720	5,269
IDACORP, Inc.	102,700	7,469
Portland General Electric Co.	193,168	7,673
		26,825
Gas Utilities - 1.9%
Atmos Energy Corp.	68,338	4,958
New Jersey Resources Corp.	125,200	4,467
South Jersey Industries, Inc.	94,100	2,626
Southwest Gas Corp.	107,800	6,997
Spire, Inc.	123,700	7,912
		26,960

TOTAL UTILITIES		53,785

TOTAL COMMON STOCKS
(Cost $1,234,494)		1,363,295
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% 7/28/16 (d)
(Cost $170)	170	170
	Shares	Value (000s)

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 0.38% (e)	36,080,226	$36,080
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	68,182,225	68,182
TOTAL MONEY MARKET FUNDS
(Cost $104,262)		104,262
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $1,338,926)		1,467,727
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(64,050)
NET ASSETS - 100%		$1,403,677

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
55 ICE Russell 2000 Index Contracts (United States)	June 2016	6,202	$87

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $357,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $170,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$86
Fidelity Securities Lending Cash Central Fund	625
Total	$711

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$183,091	$183,091	$--	$--
Consumer Staples	41,929	41,929	--	--
Energy	38,264	38,264	--	--
Financials	356,478	356,478	--	--
Health Care	205,705	205,705	--	--
Industrials	186,552	186,552	--	--
Information Technology	242,432	242,432	--	--
Materials	50,635	50,635	--	--
Telecommunication Services	4,424	4,424	--	--
Utilities	53,785	53,785	--	--
U.S. Government and Government Agency Obligations	170	--	170	--
Money Market Funds	104,262	104,262	--	--
Total Investments in Securities:	$1,467,727	$1,467,557	$170	$--
Derivative Instruments:
Assets
Futures Contracts	$87	$87	$--	$--
Total Assets	$87	$87	$--	$--
Total Derivative Instruments:	$87	$87	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts(a)	$87	$0
Total Equity Risk	87	0
Total Value of Derivatives	$87	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $65,768) — See accompanying schedule: Unaffiliated issuers (cost $1,234,664)	$1,363,465
Fidelity Central Funds (cost $104,262)	104,262
Total Investments (cost $1,338,926)		$1,467,727
Receivable for investments sold		19,219
Receivable for fund shares sold		1,282
Dividends receivable		460
Distributions receivable from Fidelity Central Funds		115
Prepaid expenses		1
Other receivables		21
Total assets		1,488,825
Liabilities
Payable to custodian bank	$710
Payable for investments purchased	10,908
Payable for fund shares redeemed	4,284
Accrued management fee	729
Distribution and service plan fees payable	7
Payable for daily variation margin for derivative instruments	29
Other affiliated payables	267
Other payables and accrued expenses	32
Collateral on securities loaned, at value	68,182
Total liabilities		85,148
Net Assets		$1,403,677
Net Assets consist of:
Paid in capital		$1,266,161
Undistributed net investment income		1,537
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,091
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,888
Net Assets		$1,403,677
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,106.9 ÷ 492.294 shares)		$22.56
Maximum offering price per share (100/94.25 of $22.56)		$23.94
Class T:
Net Asset Value and redemption price per share ($2,707.3 ÷ 122.533 shares)		$22.09
Maximum offering price per share (100/96.50 of $22.09)		$22.89
Class B:
Net Asset Value and offering price per share ($111.1 ÷ 5.205 shares)(a)		$21.34
Class C:
Net Asset Value and offering price per share ($3,665.4 ÷ 172.734 shares)(a)		$21.22
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,341,568.4 ÷ 58,475.987 shares)		$22.94
Class I:
Net Asset Value, offering price and redemption price per share ($44,518.0 ÷ 1,935.553 shares)		$23.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$5,936
Special dividends		2,916
Interest		1
Income from Fidelity Central Funds (including $625 from security lending)		711
Total income		9,564
Expenses
Management fee
Basic fee	$4,145
Performance adjustment	292
Transfer agent fees	1,669
Distribution and service plan fees	40
Accounting and security lending fees	224
Custodian fees and expenses	22
Independent trustees' compensation	3
Registration fees	81
Audit	32
Legal	3
Miscellaneous	5
Total expenses before reductions	6,516
Expense reductions	(39)	6,477
Net investment income (loss)		3,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,448
Foreign currency transactions	(16)
Futures contracts	(688)
Total net realized gain (loss)		10,744
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,532)
Assets and liabilities in foreign currencies	1
Futures contracts	(496)
Total change in net unrealized appreciation (depreciation)		(38,027)
Net gain (loss)		(27,283)
Net increase (decrease) in net assets resulting from operations		$(24,196)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,087	$6,924
Net realized gain (loss)	10,744	99,367
Change in net unrealized appreciation (depreciation)	(38,027)	(38,846)
Net increase (decrease) in net assets resulting from operations	(24,196)	67,445
Distributions to shareholders from net investment income	(6,157)	(5,082)
Distributions to shareholders from net realized gain	(88,057)	(126,261)
Total distributions	(94,214)	(131,343)
Share transactions - net increase (decrease)	84,601	26,734
Redemption fees	136	102
Total increase (decrease) in net assets	(33,673)	(37,062)
Net Assets
Beginning of period	1,437,350	1,474,412
End of period (including undistributed net investment income of $1,537 and undistributed net investment income of $4,607, respectively)	$1,403,677	$1,437,350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.48	$25.76	$25.32	$19.40	$17.87	$16.20
Income from Investment Operations
Net investment income (loss)A	.02B	.06	.01	(.02)	(.02)	–C,D
Net realized and unrealized gain (loss)	(.37)	.96	1.68	5.98	1.55	1.73
Total from investment operations	(.35)	1.02	1.69	5.96	1.53	1.73
Distributions from net investment income	(.05)	(.03)	–D	(.04)	–	(.07)
Distributions from net realized gain	(1.52)	(2.27)	(1.25)	(.01)	–	–
Total distributions	(1.57)	(2.30)	(1.25)	(.04)E	–	(.07)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$22.56	$24.48	$25.76	$25.32	$19.40	$17.87
Total ReturnF,G,H	(1.71)%	4.19%	6.83%	30.81%	8.56%	10.71%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.18%K	1.01%	.99%	1.22%	1.37%	1.15%
Expenses net of fee waivers, if any	1.18%K	1.01%	.99%	1.22%	1.37%	1.15%
Expenses net of all reductions	1.18%K	1.00%	.99%	1.20%	1.36%	1.14%
Net investment income (loss)	.21%B,K	.24%	.06%	(.09)%	(.10)%	- %C,L
Supplemental Data
Net assets, end of period (in millions)	$11	$11	$10	$8	$4	$4
Portfolio turnover rateM	49%K	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.22) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.00	$25.30	$24.97	$19.15	$17.68	$16.07
Income from Investment Operations
Net investment income (loss)A	(.02)B	(.03)	(.07)	(.08)	(.07)	(.05)C
Net realized and unrealized gain (loss)	(.37)	.97	1.65	5.90	1.54	1.70
Total from investment operations	(.39)	.94	1.58	5.82	1.47	1.65
Distributions from net investment income	–	–	–	–	–	(.05)
Distributions from net realized gain	(1.52)	(2.24)	(1.25)	–	–	–
Total distributions	(1.52)	(2.24)	(1.25)	–	–	(.05)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$22.09	$24.00	$25.30	$24.97	$19.15	$17.68
Total ReturnE,F,G	(1.93)%	3.90%	6.46%	30.39%	8.31%	10.34%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.53%J	1.35%	1.32%	1.51%	1.64%	1.42%
Expenses net of fee waivers, if any	1.52%J	1.35%	1.32%	1.51%	1.64%	1.42%
Expenses net of all reductions	1.52%J	1.34%	1.31%	1.49%	1.63%	1.41%
Net investment income (loss)	(.14)%B,J	(.10)%	(.27)%	(.38)%	(.37)%	(.27)%C
Supplemental Data
Net assets, end of period (000 omitted)	$2,707	$2,843	$2,668	$1,880	$1,073	$1,539
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.56) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.28	$24.55	$24.38	$18.79	$17.43	$15.87
Income from Investment Operations
Net investment income (loss)A	(.07)B	(.14)	(.19)	(.19)	(.16)	(.14)C
Net realized and unrealized gain (loss)	(.35)	.94	1.61	5.78	1.52	1.69
Total from investment operations	(.42)	.80	1.42	5.59	1.36	1.55
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.52)	(2.07)	(1.25)	–	–	–
Total distributions	(1.52)	(2.07)	(1.25)	–	–	–
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$21.34	$23.28	$24.55	$24.38	$18.79	$17.43
Total ReturnE,F,G	(2.12)%	3.39%	5.94%	29.75%	7.80%	9.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.00%J	1.84%	1.81%	1.99%	2.12%	1.90%
Expenses net of fee waivers, if any	2.00%J	1.84%	1.81%	1.99%	2.12%	1.90%
Expenses net of all reductions	2.00%J	1.83%	1.80%	1.97%	2.11%	1.90%
Net investment income (loss)	(.61)%B,J	(.60)%	(.76)%	(.86)%	(.85)%	(.76)%C
Supplemental Data
Net assets, end of period (000 omitted)	$111	$168	$273	$307	$225	$246
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.16	$24.49	$24.32	$18.73	$17.38	$15.82
Income from Investment Operations
Net investment income (loss)A	(.06)B	(.14)	(.18)	(.19)	(.16)	(.14)C
Net realized and unrealized gain (loss)	(.36)	.93	1.60	5.78	1.51	1.69
Total from investment operations	(.42)	.79	1.42	5.59	1.35	1.55
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.52)	(2.12)	(1.25)	–	–	–
Total distributions	(1.52)	(2.12)	(1.25)	–	–	–
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$21.22	$23.16	$24.49	$24.32	$18.73	$17.38
Total ReturnE,F,G	(2.14)%	3.36%	5.95%	29.85%	7.77%	9.86%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.00%J	1.84%	1.79%	1.98%	2.12%	1.90%
Expenses net of fee waivers, if any	2.00%J	1.84%	1.79%	1.98%	2.12%	1.90%
Expenses net of all reductions	1.99%J	1.83%	1.79%	1.96%	2.11%	1.89%
Net investment income (loss)	(.61)%B,J	(.59)%	(.74)%	(.85)%	(.85)%	(.76)%C
Supplemental Data
Net assets, end of period (000 omitted)	$3,665	$3,965	$3,946	$3,252	$1,504	$1,370
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.03) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.89	$26.15	$25.64	$19.65	$18.05	$16.35
Income from Investment Operations
Net investment income (loss)A	.05B	.12	.08	.04	.04	.05C
Net realized and unrealized gain (loss)	(.37)	.98	1.70	6.06	1.56	1.74
Total from investment operations	(.32)	1.10	1.78	6.10	1.60	1.79
Distributions from net investment income	(.11)	(.09)	(.01)D	(.10)	–	(.10)
Distributions from net realized gain	(1.52)	(2.27)	(1.26)D	(.01)	–	–
Total distributions	(1.63)	(2.36)	(1.27)	(.11)	–	(.10)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$22.94	$24.89	$26.15	$25.64	$19.65	$18.05
Total ReturnF,G	(1.59)%	4.46%	7.08%	31.20%	8.86%	11.03%
Ratios to Average Net AssetsH,I
Expenses before reductions	.94%J	.77%	.73%	.94%	1.07%	.85%
Expenses net of fee waivers, if any	.94%J	.77%	.73%	.93%	1.07%	.85%
Expenses net of all reductions	.93%J	.76%	.72%	.91%	1.06%	.85%
Net investment income (loss)	.45%B,J	.48%	.32%	.20%	.20%	.29%C
Supplemental Data
Net assets, end of period (in millions)	$1,342	$1,372	$1,406	$1,487	$1,311	$1,698
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.96	$26.21	$25.69	$19.72	$18.07	$16.39
Income from Investment Operations
Net investment income (loss)A	.06B	.13	.09	.05	.04	.05C
Net realized and unrealized gain (loss)	(.38)	.99	1.70	6.06	1.61	1.74
Total from investment operations	(.32)	1.12	1.79	6.11	1.65	1.79
Distributions from net investment income	(.12)	(.10)	(.01)D	(.14)	–	(.12)
Distributions from net realized gain	(1.52)	(2.27)	(1.26)D	(.01)	–	–
Total distributions	(1.64)	(2.37)	(1.27)	(.14)E	–	(.12)
Redemption fees added to paid in capitalA	–F	–F	–F	–F	–F	.01
Net asset value, end of period	$23.00	$24.96	$26.21	$25.69	$19.72	$18.07
Total ReturnG,H	(1.60)%	4.52%	7.11%	31.22%	9.13%	10.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.90%K	.74%	.70%	.91%	1.06%	.86%
Expenses net of fee waivers, if any	.90%K	.73%	.70%	.91%	1.06%	.86%
Expenses net of all reductions	.89%K	.73%	.70%	.89%	1.05%	.85%
Net investment income (loss)	.49%B,K	.51%	.35%	.22%	.21%	.29%C
Supplemental Data
Net assets, end of period (000 omitted)	$44,518	$46,484	$50,988	$55,860	$39,592	$10,038
Portfolio turnover rateL	49%K	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$244,702
Gross unrealized depreciation	(119,327)
Net unrealized appreciation (depreciation) on securities	$125,375
Tax cost	$1,342,352

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(688) and a change in net unrealized appreciation (depreciation) of $(496) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $349,222 and $328,635, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$14	$1
Class T	.25%	.25%	7	–(a)
Class B	.75%	.25%	1	1
Class C	.75%	.25%	18	3
			$40	$5

 (a) In the amount of less than five hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class T	1
Class B(a)	–
Class C(a)	–(b)
$3

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$13.24
Class T	4.33
Class B	–(b)	.31
Class C	6.31
Stock Selector Small Cap	1,601.24
Class I	45.20
	$ 1,669

 (a) Annualized

 (b) In the amount of less than five hundred dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,781. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $185 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $34 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$25	$13
Stock Selector Small Cap	5,925	4,877
Class I	207	192
Total	$6,157	$5,082
From net realized gain
Class A	$712	$925
Class T	181	240
Class B	10	22
Class C	261	343
Stock Selector Small Cap	84,153	120,344
Class I	2,740	4,387
Total	$88,057	$126,261

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	31	100	$689	$2,535
Reinvestment of distributions	30	38	721	917
Shares redeemed	(36)	(76)	(789)	(1,902)
Net increase (decrease)	25	62	$621	$1,550
Class T
Shares sold	9	25	$183	$620
Reinvestment of distributions	8	10	178	240
Shares redeemed	(12)	(22)	(259)	(550)
Net increase (decrease)	5	13	$102	$310
Class B
Shares sold	–(a)	–(a)	$1	$5
Reinvestment of distributions	–(a)	1	9	21
Shares redeemed	(2)	(5)	(53)	(123)
Net increase (decrease)	(2)	(4)	$(43)	$(97)
Class C
Shares sold	26	64	$524	$1,523
Reinvestment of distributions	11	14	248	325
Shares redeemed	(35)	(68)	(710)	(1,632)
Net increase (decrease)	2	10	$62	$216
Stock Selector Small Cap
Shares sold	6,341	8,425	$143,024	$213,955
Reinvestment of distributions	3,668	5,054	88,117	122,501
Shares redeemed	(6,665)	(12,118)	(148,766)	(309,333)
Net increase (decrease)	3,344	1,361	$82,375	$27,123
Class I
Shares sold	151	362	$3,331	$9,007
Reinvestment of distributions	122	186	2,937	4,521
Shares redeemed	(200)	(631)	(4,784)	(15,896)
Net increase (decrease)	73	(83)	$1,484	$(2,368)

 (a) In the amount of less than five hundred shares

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.18%
Actual		$1,000.00	$982.90	$5.82
Hypothetical-C		$1,000.00	$1,019.00	$5.92
Class T	1.52%
Actual		$1,000.00	$980.70	$7.49
Hypothetical-C		$1,000.00	$1,017.30	$7.62
Class B	2.00%
Actual		$1,000.00	$978.80	$9.84
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Class C	2.00%
Actual		$1,000.00	$978.60	$9.84
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Stock Selector Small Cap	.94%
Actual		$1,000.00	$984.10	$4.64
Hypothetical-C		$1,000.00	$1,020.19	$4.72
Class I	.90%
Actual		$1,000.00	$984.00	$4.44
Hypothetical-C		$1,000.00	$1,020.39	$4.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCSI-SANN-0616
1.843147.108

Fidelity® Stock Selector Small Cap Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
MB Financial, Inc.	1.4	1.2
WSFS Financial Corp.	1.3	1.2
Allied World Assurance Co. Holdings AG	1.3	1.1
Huntington Bancshares, Inc.	1.3	1.4
Bank of the Ozarks, Inc.	1.2	1.8
Mid-America Apartment Communities, Inc.	1.2	1.1
Coresite Realty Corp.	1.2	0.8
Associated Banc-Corp.	1.1	1.2
Banner Corp.	1.1	1.2
Equity Lifestyle Properties, Inc.	1.1	0.9
	12.2

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.4	24.0
Information Technology	17.3	17.9
Health Care	14.7	14.6
Industrials	13.3	12.7
Consumer Discretionary	13.0	12.8

Asset Allocation (% of fund's net assets)

As of April 30, 2016 *
Stocks and Equity Futures	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 9.6%

As of October 31, 2015 *
Stocks and Equity Futures	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 7.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.6%
Standard Motor Products, Inc.	121,402	$4,311
Tenneco, Inc. (a)	215,684	11,496
Visteon Corp.	80,300	6,398
		22,205
Diversified Consumer Services - 0.6%
Service Corp. International	324,000	8,641
Hotels, Restaurants & Leisure - 2.7%
Cedar Fair LP (depositary unit)	84,600	4,913
Cracker Barrel Old Country Store, Inc. (b)	60,600	8,872
Dave & Buster's Entertainment, Inc. (a)	164,800	6,378
Domino's Pizza, Inc.	59,300	7,168
Texas Roadhouse, Inc. Class A	270,657	11,021
		38,352
Household Durables - 1.2%
Ethan Allen Interiors, Inc. (b)	310,479	10,569
Helen of Troy Ltd. (a)	66,580	6,627
		17,196
Leisure Products - 1.2%
Brunswick Corp.	160,496	7,709
Vista Outdoor, Inc. (a)	188,566	9,047
		16,756
Media - 1.1%
Nexstar Broadcasting Group, Inc. Class A (b)	194,435	9,980
Starz Series A (a)	213,900	5,820
		15,800
Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	158,900	9,053
Genesco, Inc. (a)	104,675	7,241
Murphy U.S.A., Inc. (a)	100,200	5,753
Sally Beauty Holdings, Inc. (a)	220,300	6,917
		28,964
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (a)	151,600	8,764
G-III Apparel Group Ltd. (a)	225,610	10,209
Kate Spade & Co. (a)	201,900	5,195
Steven Madden Ltd. (a)	314,459	11,009
		35,177

TOTAL CONSUMER DISCRETIONARY		183,091

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	23,080	3,678
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	73,950	8,282
Food Products - 1.4%
Greencore Group PLC	945,400	4,984
Ingredion, Inc.	45,700	5,260
J&J Snack Foods Corp.	54,950	5,557
Pinnacle Foods, Inc.	95,900	4,084
		19,885
Personal Products - 0.7%
Coty, Inc. Class A (b)	151,700	4,612
Inter Parfums, Inc.	178,700	5,472
		10,084

TOTAL CONSUMER STAPLES		41,929

ENERGY - 2.7%
Energy Equipment & Services - 0.7%
Bristow Group, Inc.	101,951	2,337
Nabors Industries Ltd.	277,200	2,717
Rowan Companies PLC	100,000	1,881
Total Energy Services, Inc.	346,500	3,643
		10,578
Oil, Gas & Consumable Fuels - 2.0%
Boardwalk Pipeline Partners, LP	265,808	4,325
Diamondback Energy, Inc.	68,107	5,897
Newfield Exploration Co. (a)	170,688	6,187
PDC Energy, Inc. (a)	111,200	6,982
Western Refining, Inc. (b)	160,488	4,295
		27,686

TOTAL ENERGY		38,264

FINANCIALS - 25.4%
Banks - 10.8%
Associated Banc-Corp.	869,123	15,853
BancFirst Corp.	139,983	8,731
Bank of the Ozarks, Inc.	415,536	17,162
Banner Corp.	358,829	15,351
BBCN Bancorp, Inc.	882,586	13,786
Community Bank System, Inc.	273,730	10,831
Huntington Bancshares, Inc.	1,771,200	17,818
Investors Bancorp, Inc.	1,200,000	13,860
MB Financial, Inc.	584,000	20,298
PacWest Bancorp	264,001	10,555
Tompkins Financial Corp.	118,780	7,761
		152,006
Capital Markets - 2.6%
AURELIUS AG	249,242	14,903
OM Asset Management Ltd.	779,240	10,457
Raymond James Financial, Inc.	194,904	10,168
		35,528
Insurance - 2.8%
Allied World Assurance Co. Holdings AG	506,677	18,028
Aspen Insurance Holdings Ltd.	210,010	9,734
James River Group Holdings Ltd.	290,316	8,988
Primerica, Inc.	59,963	2,972
		39,722
Real Estate Investment Trusts - 7.9%
Coresite Realty Corp.	216,597	16,230
Cousins Properties, Inc.	836,580	8,659
Equity Lifestyle Properties, Inc.	221,000	15,136
Kite Realty Group Trust	423,667	11,536
Mid-America Apartment Communities, Inc.	172,684	16,528
National Retail Properties, Inc.	322,195	14,099
Ramco-Gershenson Properties Trust (SBI)	729,850	12,926
Store Capital Corp.	463,015	11,886
Urban Edge Properties	150,010	3,891
		110,891
Thrifts & Mortgage Finance - 1.3%
WSFS Financial Corp.	536,942	18,331

TOTAL FINANCIALS		356,478

HEALTH CARE - 14.7%
Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc. (a)	194,352	6,278
Acorda Therapeutics, Inc. (a)	155,800	4,027
Advanced Accelerator Applications SA sponsored ADR (b)	108,100	3,731
Agios Pharmaceuticals, Inc. (a)(b)	45,620	2,233
Anacor Pharmaceuticals, Inc. (a)	71,900	4,511
Ascendis Pharma A/S sponsored ADR (a)(b)	264,156	4,456
Bellicum Pharmaceuticals, Inc. (a)(b)	180,882	1,834
BioMarin Pharmaceutical, Inc. (a)	41,656	3,527
bluebird bio, Inc. (a)	40,228	1,784
Cellectis SA sponsored ADR (a)	117,600	3,200
Coherus BioSciences, Inc. (a)(b)	180,500	3,399
Curis, Inc. (a)(b)	2,061,548	4,123
CytomX Therapeutics, Inc. (a)	73,000	943
CytomX Therapeutics, Inc. (c)	27,627	357
Five Prime Therapeutics, Inc. (a)	106,800	5,083
Genocea Biosciences, Inc. (a)	487,508	2,145
Heron Therapeutics, Inc. (a)(b)	144,200	3,092
Insmed, Inc. (a)	192,672	2,341
Intercept Pharmaceuticals, Inc. (a)	19,503	2,940
Ionis Pharmaceuticals, Inc. (a)	76,128	3,119
La Jolla Pharmaceutical Co. (a)	167,500	3,100
Macrogenics, Inc. (a)	77,083	1,585
Mirati Therapeutics, Inc. (a)(b)	178,006	3,688
Neurocrine Biosciences, Inc. (a)	168,160	7,665
Novavax, Inc. (a)	589,738	3,090
ProNai Therapeutics, Inc. (a)(b)	73,913	414
Sage Therapeutics, Inc. (a)	9,600	362
Spark Therapeutics, Inc. (a)	81,100	2,911
TESARO, Inc. (a)	111,700	4,629
Ultragenyx Pharmaceutical, Inc. (a)	82,184	5,557
Xencor, Inc. (a)	57,849	709
		96,833
Health Care Equipment & Supplies - 3.5%
Dentsply Sirona, Inc.	41,411	2,468
Hill-Rom Holdings, Inc.	130,800	6,324
Integra LifeSciences Holdings Corp. (a)	145,406	10,298
NxStage Medical, Inc. (a)	554,000	8,930
Steris PLC	99,033	6,999
Teleflex, Inc.	46,900	7,306
Wright Medical Group NV (a)	397,777	7,470
		49,795
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	84,600	4,356
AmSurg Corp. (a)	112,200	9,086
Envision Healthcare Holdings, Inc. (a)	63,400	1,435
Molina Healthcare, Inc. (a)	108,600	5,621
Surgical Care Affiliates, Inc. (a)	269,404	13,026
Team Health Holdings, Inc. (a)	71,600	2,995
		36,519
Health Care Technology - 0.2%
Press Ganey Holdings, Inc.	76,761	2,339
Life Sciences Tools & Services - 0.6%
Bruker Corp.	288,267	8,158
Pharmaceuticals - 0.9%
Innoviva, Inc. (b)	291,251	3,594
Prestige Brands Holdings, Inc. (a)	85,346	4,846
Theravance Biopharma, Inc. (a)	174,500	3,621
		12,061

TOTAL HEALTH CARE		205,705

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.0%
Moog, Inc. Class A (a)	123,524	6,035
Orbital ATK, Inc.	112,134	9,756
Teledyne Technologies, Inc. (a)	124,960	11,615
		27,406
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	303,205	11,679
Airlines - 0.5%
JetBlue Airways Corp. (a)	346,588	6,859
Building Products - 0.3%
Allegion PLC	74,582	4,881
Commercial Services & Supplies - 2.9%
Deluxe Corp.	192,226	12,068
Interface, Inc.	347,670	5,917
Multi-Color Corp.	112,900	6,755
Progressive Waste Solution Ltd. (Canada)	204,147	6,570
West Corp.	456,536	9,784
		41,094
Construction & Engineering - 1.6%
EMCOR Group, Inc.	267,702	12,978
Valmont Industries, Inc.	70,405	9,883
		22,861
Electrical Equipment - 0.3%
OSRAM Licht AG	84,732	4,422
Machinery - 1.8%
AGCO Corp.	157,947	8,445
ITT Corp.	204,099	7,831
Kornit Digital Ltd. (a)(b)	357,100	3,617
KUKA AG (b)	52,500	5,172
		25,065
Professional Services - 0.6%
Dun & Bradstreet Corp.	70,473	7,781
Trading Companies & Distributors - 2.5%
Kaman Corp.	226,073	9,515
Titan Machinery, Inc. (a)(b)	469,061	6,098
Watsco, Inc.	96,898	13,030
WESCO International, Inc. (a)	99,700	5,861
		34,504

TOTAL INDUSTRIALS		186,552

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	299,900	2,882
F5 Networks, Inc. (a)	38,300	4,012
Ixia (a)	403,431	4,083
		10,977
Electronic Equipment & Components - 1.8%
CDW Corp.	242,200	9,325
Fitbit, Inc.	128,600	2,347
Jabil Circuit, Inc.	387,470	6,726
Trimble Navigation Ltd. (a)	280,200	6,711
		25,109
Internet Software & Services - 3.0%
Bankrate, Inc. (a)	687,665	6,285
Demandware, Inc. (a)	138,300	6,373
Gogo, Inc. (a)(b)	555,500	5,883
j2 Global, Inc.	18,400	1,169
MercadoLibre, Inc.	10,400	1,299
MINDBODY, Inc. (b)	172,779	2,352
Pandora Media, Inc. (a)(b)	236,500	2,348
Rackspace Hosting, Inc. (a)	257,483	5,889
Stamps.com, Inc. (a)	54,598	4,497
Web.com Group, Inc. (a)	303,095	6,059
		42,154
IT Services - 3.6%
EPAM Systems, Inc. (a)	73,100	5,331
ExlService Holdings, Inc. (a)	117,458	5,684
Global Payments, Inc.	169,666	12,246
Maximus, Inc.	187,700	9,929
Virtusa Corp. (a)	252,900	8,988
WEX, Inc. (a)	84,100	7,947
		50,125
Semiconductors & Semiconductor Equipment - 2.1%
Cavium, Inc. (a)	79,400	3,920
Cirrus Logic, Inc. (a)	166,200	6,000
Intersil Corp. Class A	508,700	5,947
Monolithic Power Systems, Inc.	150,430	9,390
Qorvo, Inc. (a)	83,750	3,771
		29,028
Software - 4.9%
BroadSoft, Inc. (a)	9,251	362
CommVault Systems, Inc. (a)	243,323	10,650
Fleetmatics Group PLC (a)	139,600	5,061
Imperva, Inc. (a)	66,800	3,105
NetSuite, Inc. (a)(b)	64,735	5,246
Pegasystems, Inc.	246,800	6,513
Proofpoint, Inc. (a)	67,530	3,934
Qlik Technologies, Inc. (a)	214,795	6,614
RealPage, Inc. (a)	267,100	5,874
RingCentral, Inc. (a)	98,500	1,879
SS&C Technologies Holdings, Inc.	24,400	1,492
Synchronoss Technologies, Inc. (a)	254,686	7,913
Tableau Software, Inc. (a)	75,885	3,923
Tyler Technologies, Inc. (a)	45,200	6,618
		69,184
Technology Hardware, Storage & Peripherals - 1.1%
Electronics for Imaging, Inc. (a)	86,875	3,461
Nimble Storage, Inc. (a)	508,400	3,752
Quantum Corp. (a)	2,987,041	1,375
Silicon Graphics International Corp. (a)(b)	602,857	2,701
Super Micro Computer, Inc. (a)	169,663	4,566
		15,855

TOTAL INFORMATION TECHNOLOGY		242,432

MATERIALS - 3.6%
Chemicals - 1.6%
Chase Corp.	56,710	3,192
Innospec, Inc.	128,299	6,205
PolyOne Corp.	125,668	4,522
Sensient Technologies Corp.	123,600	8,312
		22,231
Containers & Packaging - 1.5%
Avery Dennison Corp.	70,500	5,119
Berry Plastics Group, Inc. (a)	285,640	10,289
Silgan Holdings, Inc.	104,800	5,318
		20,726
Metals & Mining - 0.5%
Compass Minerals International, Inc.	58,300	4,370
Steel Dynamics, Inc.	131,200	3,308
		7,678

TOTAL MATERIALS		50,635

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	102,800	3,978
Towerstream Corp. (a)(b)	2,829,372	446
		4,424
UTILITIES - 3.8%
Electric Utilities - 1.9%
El Paso Electric Co.	142,220	6,414
Great Plains Energy, Inc.	168,720	5,269
IDACORP, Inc.	102,700	7,469
Portland General Electric Co.	193,168	7,673
		26,825
Gas Utilities - 1.9%
Atmos Energy Corp.	68,338	4,958
New Jersey Resources Corp.	125,200	4,467
South Jersey Industries, Inc.	94,100	2,626
Southwest Gas Corp.	107,800	6,997
Spire, Inc.	123,700	7,912
		26,960

TOTAL UTILITIES		53,785

TOTAL COMMON STOCKS
(Cost $1,234,494)		1,363,295
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% 7/28/16 (d)
(Cost $170)	170	170
	Shares	Value (000s)

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 0.38% (e)	36,080,226	$36,080
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	68,182,225	68,182
TOTAL MONEY MARKET FUNDS
(Cost $104,262)		104,262
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $1,338,926)		1,467,727
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(64,050)
NET ASSETS - 100%		$1,403,677

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
55 ICE Russell 2000 Index Contracts (United States)	June 2016	6,202	$87

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $357,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $170,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$86
Fidelity Securities Lending Cash Central Fund	625
Total	$711

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$183,091	$183,091	$--	$--
Consumer Staples	41,929	41,929	--	--
Energy	38,264	38,264	--	--
Financials	356,478	356,478	--	--
Health Care	205,705	205,705	--	--
Industrials	186,552	186,552	--	--
Information Technology	242,432	242,432	--	--
Materials	50,635	50,635	--	--
Telecommunication Services	4,424	4,424	--	--
Utilities	53,785	53,785	--	--
U.S. Government and Government Agency Obligations	170	--	170	--
Money Market Funds	104,262	104,262	--	--
Total Investments in Securities:	$1,467,727	$1,467,557	$170	$--
Derivative Instruments:
Assets
Futures Contracts	$87	$87	$--	$--
Total Assets	$87	$87	$--	$--
Total Derivative Instruments:	$87	$87	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts(a)	$87	$0
Total Equity Risk	87	0
Total Value of Derivatives	$87	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $65,768) — See accompanying schedule: Unaffiliated issuers (cost $1,234,664)	$1,363,465
Fidelity Central Funds (cost $104,262)	104,262
Total Investments (cost $1,338,926)		$1,467,727
Receivable for investments sold		19,219
Receivable for fund shares sold		1,282
Dividends receivable		460
Distributions receivable from Fidelity Central Funds		115
Prepaid expenses		1
Other receivables		21
Total assets		1,488,825
Liabilities
Payable to custodian bank	$710
Payable for investments purchased	10,908
Payable for fund shares redeemed	4,284
Accrued management fee	729
Distribution and service plan fees payable	7
Payable for daily variation margin for derivative instruments	29
Other affiliated payables	267
Other payables and accrued expenses	32
Collateral on securities loaned, at value	68,182
Total liabilities		85,148
Net Assets		$1,403,677
Net Assets consist of:
Paid in capital		$1,266,161
Undistributed net investment income		1,537
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,091
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,888
Net Assets		$1,403,677
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,106.9 ÷ 492.294 shares)		$22.56
Maximum offering price per share (100/94.25 of $22.56)		$23.94
Class T:
Net Asset Value and redemption price per share ($2,707.3 ÷ 122.533 shares)		$22.09
Maximum offering price per share (100/96.50 of $22.09)		$22.89
Class B:
Net Asset Value and offering price per share ($111.1 ÷ 5.205 shares)(a)		$21.34
Class C:
Net Asset Value and offering price per share ($3,665.4 ÷ 172.734 shares)(a)		$21.22
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,341,568.4 ÷ 58,475.987 shares)		$22.94
Class I:
Net Asset Value, offering price and redemption price per share ($44,518.0 ÷ 1,935.553 shares)		$23.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$5,936
Special dividends		2,916
Interest		1
Income from Fidelity Central Funds (including $625 from security lending)		711
Total income		9,564
Expenses
Management fee
Basic fee	$4,145
Performance adjustment	292
Transfer agent fees	1,669
Distribution and service plan fees	40
Accounting and security lending fees	224
Custodian fees and expenses	22
Independent trustees' compensation	3
Registration fees	81
Audit	32
Legal	3
Miscellaneous	5
Total expenses before reductions	6,516
Expense reductions	(39)	6,477
Net investment income (loss)		3,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,448
Foreign currency transactions	(16)
Futures contracts	(688)
Total net realized gain (loss)		10,744
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,532)
Assets and liabilities in foreign currencies	1
Futures contracts	(496)
Total change in net unrealized appreciation (depreciation)		(38,027)
Net gain (loss)		(27,283)
Net increase (decrease) in net assets resulting from operations		$(24,196)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,087	$6,924
Net realized gain (loss)	10,744	99,367
Change in net unrealized appreciation (depreciation)	(38,027)	(38,846)
Net increase (decrease) in net assets resulting from operations	(24,196)	67,445
Distributions to shareholders from net investment income	(6,157)	(5,082)
Distributions to shareholders from net realized gain	(88,057)	(126,261)
Total distributions	(94,214)	(131,343)
Share transactions - net increase (decrease)	84,601	26,734
Redemption fees	136	102
Total increase (decrease) in net assets	(33,673)	(37,062)
Net Assets
Beginning of period	1,437,350	1,474,412
End of period (including undistributed net investment income of $1,537 and undistributed net investment income of $4,607, respectively)	$1,403,677	$1,437,350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.48	$25.76	$25.32	$19.40	$17.87	$16.20
Income from Investment Operations
Net investment income (loss)A	.02B	.06	.01	(.02)	(.02)	–C,D
Net realized and unrealized gain (loss)	(.37)	.96	1.68	5.98	1.55	1.73
Total from investment operations	(.35)	1.02	1.69	5.96	1.53	1.73
Distributions from net investment income	(.05)	(.03)	–D	(.04)	–	(.07)
Distributions from net realized gain	(1.52)	(2.27)	(1.25)	(.01)	–	–
Total distributions	(1.57)	(2.30)	(1.25)	(.04)E	–	(.07)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$22.56	$24.48	$25.76	$25.32	$19.40	$17.87
Total ReturnF,G,H	(1.71)%	4.19%	6.83%	30.81%	8.56%	10.71%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.18%K	1.01%	.99%	1.22%	1.37%	1.15%
Expenses net of fee waivers, if any	1.18%K	1.01%	.99%	1.22%	1.37%	1.15%
Expenses net of all reductions	1.18%K	1.00%	.99%	1.20%	1.36%	1.14%
Net investment income (loss)	.21%B,K	.24%	.06%	(.09)%	(.10)%	- %C,L
Supplemental Data
Net assets, end of period (in millions)	$11	$11	$10	$8	$4	$4
Portfolio turnover rateM	49%K	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.22) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.00	$25.30	$24.97	$19.15	$17.68	$16.07
Income from Investment Operations
Net investment income (loss)A	(.02)B	(.03)	(.07)	(.08)	(.07)	(.05)C
Net realized and unrealized gain (loss)	(.37)	.97	1.65	5.90	1.54	1.70
Total from investment operations	(.39)	.94	1.58	5.82	1.47	1.65
Distributions from net investment income	–	–	–	–	–	(.05)
Distributions from net realized gain	(1.52)	(2.24)	(1.25)	–	–	–
Total distributions	(1.52)	(2.24)	(1.25)	–	–	(.05)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$22.09	$24.00	$25.30	$24.97	$19.15	$17.68
Total ReturnE,F,G	(1.93)%	3.90%	6.46%	30.39%	8.31%	10.34%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.53%J	1.35%	1.32%	1.51%	1.64%	1.42%
Expenses net of fee waivers, if any	1.52%J	1.35%	1.32%	1.51%	1.64%	1.42%
Expenses net of all reductions	1.52%J	1.34%	1.31%	1.49%	1.63%	1.41%
Net investment income (loss)	(.14)%B,J	(.10)%	(.27)%	(.38)%	(.37)%	(.27)%C
Supplemental Data
Net assets, end of period (000 omitted)	$2,707	$2,843	$2,668	$1,880	$1,073	$1,539
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.56) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.28	$24.55	$24.38	$18.79	$17.43	$15.87
Income from Investment Operations
Net investment income (loss)A	(.07)B	(.14)	(.19)	(.19)	(.16)	(.14)C
Net realized and unrealized gain (loss)	(.35)	.94	1.61	5.78	1.52	1.69
Total from investment operations	(.42)	.80	1.42	5.59	1.36	1.55
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.52)	(2.07)	(1.25)	–	–	–
Total distributions	(1.52)	(2.07)	(1.25)	–	–	–
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$21.34	$23.28	$24.55	$24.38	$18.79	$17.43
Total ReturnE,F,G	(2.12)%	3.39%	5.94%	29.75%	7.80%	9.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.00%J	1.84%	1.81%	1.99%	2.12%	1.90%
Expenses net of fee waivers, if any	2.00%J	1.84%	1.81%	1.99%	2.12%	1.90%
Expenses net of all reductions	2.00%J	1.83%	1.80%	1.97%	2.11%	1.90%
Net investment income (loss)	(.61)%B,J	(.60)%	(.76)%	(.86)%	(.85)%	(.76)%C
Supplemental Data
Net assets, end of period (000 omitted)	$111	$168	$273	$307	$225	$246
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.16	$24.49	$24.32	$18.73	$17.38	$15.82
Income from Investment Operations
Net investment income (loss)A	(.06)B	(.14)	(.18)	(.19)	(.16)	(.14)C
Net realized and unrealized gain (loss)	(.36)	.93	1.60	5.78	1.51	1.69
Total from investment operations	(.42)	.79	1.42	5.59	1.35	1.55
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.52)	(2.12)	(1.25)	–	–	–
Total distributions	(1.52)	(2.12)	(1.25)	–	–	–
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$21.22	$23.16	$24.49	$24.32	$18.73	$17.38
Total ReturnE,F,G	(2.14)%	3.36%	5.95%	29.85%	7.77%	9.86%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.00%J	1.84%	1.79%	1.98%	2.12%	1.90%
Expenses net of fee waivers, if any	2.00%J	1.84%	1.79%	1.98%	2.12%	1.90%
Expenses net of all reductions	1.99%J	1.83%	1.79%	1.96%	2.11%	1.89%
Net investment income (loss)	(.61)%B,J	(.59)%	(.74)%	(.85)%	(.85)%	(.76)%C
Supplemental Data
Net assets, end of period (000 omitted)	$3,665	$3,965	$3,946	$3,252	$1,504	$1,370
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.03) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.89	$26.15	$25.64	$19.65	$18.05	$16.35
Income from Investment Operations
Net investment income (loss)A	.05B	.12	.08	.04	.04	.05C
Net realized and unrealized gain (loss)	(.37)	.98	1.70	6.06	1.56	1.74
Total from investment operations	(.32)	1.10	1.78	6.10	1.60	1.79
Distributions from net investment income	(.11)	(.09)	(.01)D	(.10)	–	(.10)
Distributions from net realized gain	(1.52)	(2.27)	(1.26)D	(.01)	–	–
Total distributions	(1.63)	(2.36)	(1.27)	(.11)	–	(.10)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$22.94	$24.89	$26.15	$25.64	$19.65	$18.05
Total ReturnF,G	(1.59)%	4.46%	7.08%	31.20%	8.86%	11.03%
Ratios to Average Net AssetsH,I
Expenses before reductions	.94%J	.77%	.73%	.94%	1.07%	.85%
Expenses net of fee waivers, if any	.94%J	.77%	.73%	.93%	1.07%	.85%
Expenses net of all reductions	.93%J	.76%	.72%	.91%	1.06%	.85%
Net investment income (loss)	.45%B,J	.48%	.32%	.20%	.20%	.29%C
Supplemental Data
Net assets, end of period (in millions)	$1,342	$1,372	$1,406	$1,487	$1,311	$1,698
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.96	$26.21	$25.69	$19.72	$18.07	$16.39
Income from Investment Operations
Net investment income (loss)A	.06B	.13	.09	.05	.04	.05C
Net realized and unrealized gain (loss)	(.38)	.99	1.70	6.06	1.61	1.74
Total from investment operations	(.32)	1.12	1.79	6.11	1.65	1.79
Distributions from net investment income	(.12)	(.10)	(.01)D	(.14)	–	(.12)
Distributions from net realized gain	(1.52)	(2.27)	(1.26)D	(.01)	–	–
Total distributions	(1.64)	(2.37)	(1.27)	(.14)E	–	(.12)
Redemption fees added to paid in capitalA	–F	–F	–F	–F	–F	.01
Net asset value, end of period	$23.00	$24.96	$26.21	$25.69	$19.72	$18.07
Total ReturnG,H	(1.60)%	4.52%	7.11%	31.22%	9.13%	10.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.90%K	.74%	.70%	.91%	1.06%	.86%
Expenses net of fee waivers, if any	.90%K	.73%	.70%	.91%	1.06%	.86%
Expenses net of all reductions	.89%K	.73%	.70%	.89%	1.05%	.85%
Net investment income (loss)	.49%B,K	.51%	.35%	.22%	.21%	.29%C
Supplemental Data
Net assets, end of period (000 omitted)	$44,518	$46,484	$50,988	$55,860	$39,592	$10,038
Portfolio turnover rateL	49%K	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$244,702
Gross unrealized depreciation	(119,327)
Net unrealized appreciation (depreciation) on securities	$125,375
Tax cost	$1,342,352

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(688) and a change in net unrealized appreciation (depreciation) of $(496) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $349,222 and $328,635, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$14	$1
Class T	.25%	.25%	7	–(a)
Class B	.75%	.25%	1	1
Class C	.75%	.25%	18	3
			$40	$5

 (a) In the amount of less than five hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class T	1
Class B(a)	–
Class C(a)	–(b)
$3

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$13.24
Class T	4.33
Class B	–(b)	.31
Class C	6.31
Stock Selector Small Cap	1,601.24
Class I	45.20
	$ 1,669

 (a) Annualized

 (b) In the amount of less than five hundred dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,781. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $185 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $34 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$25	$13
Stock Selector Small Cap	5,925	4,877
Class I	207	192
Total	$6,157	$5,082
From net realized gain
Class A	$712	$925
Class T	181	240
Class B	10	22
Class C	261	343
Stock Selector Small Cap	84,153	120,344
Class I	2,740	4,387
Total	$88,057	$126,261

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	31	100	$689	$2,535
Reinvestment of distributions	30	38	721	917
Shares redeemed	(36)	(76)	(789)	(1,902)
Net increase (decrease)	25	62	$621	$1,550
Class T
Shares sold	9	25	$183	$620
Reinvestment of distributions	8	10	178	240
Shares redeemed	(12)	(22)	(259)	(550)
Net increase (decrease)	5	13	$102	$310
Class B
Shares sold	–(a)	–(a)	$1	$5
Reinvestment of distributions	–(a)	1	9	21
Shares redeemed	(2)	(5)	(53)	(123)
Net increase (decrease)	(2)	(4)	$(43)	$(97)
Class C
Shares sold	26	64	$524	$1,523
Reinvestment of distributions	11	14	248	325
Shares redeemed	(35)	(68)	(710)	(1,632)
Net increase (decrease)	2	10	$62	$216
Stock Selector Small Cap
Shares sold	6,341	8,425	$143,024	$213,955
Reinvestment of distributions	3,668	5,054	88,117	122,501
Shares redeemed	(6,665)	(12,118)	(148,766)	(309,333)
Net increase (decrease)	3,344	1,361	$82,375	$27,123
Class I
Shares sold	151	362	$3,331	$9,007
Reinvestment of distributions	122	186	2,937	4,521
Shares redeemed	(200)	(631)	(4,784)	(15,896)
Net increase (decrease)	73	(83)	$1,484	$(2,368)

 (a) In the amount of less than five hundred shares

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.18%
Actual		$1,000.00	$982.90	$5.82
Hypothetical-C		$1,000.00	$1,019.00	$5.92
Class T	1.52%
Actual		$1,000.00	$980.70	$7.49
Hypothetical-C		$1,000.00	$1,017.30	$7.62
Class B	2.00%
Actual		$1,000.00	$978.80	$9.84
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Class C	2.00%
Actual		$1,000.00	$978.60	$9.84
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Stock Selector Small Cap	.94%
Actual		$1,000.00	$984.10	$4.64
Hypothetical-C		$1,000.00	$1,020.19	$4.72
Class I	.90%
Actual		$1,000.00	$984.00	$4.44
Hypothetical-C		$1,000.00	$1,020.39	$4.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SCS-SANN-0616
1.538515.118

Fidelity Advisor® Stock Selector Small Cap Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

April 30, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® Stock Selector Small Cap Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
MB Financial, Inc.	1.4	1.2
WSFS Financial Corp.	1.3	1.2
Allied World Assurance Co. Holdings AG	1.3	1.1
Huntington Bancshares, Inc.	1.3	1.4
Bank of the Ozarks, Inc.	1.2	1.8
Mid-America Apartment Communities, Inc.	1.2	1.1
Coresite Realty Corp.	1.2	0.8
Associated Banc-Corp.	1.1	1.2
Banner Corp.	1.1	1.2
Equity Lifestyle Properties, Inc.	1.1	0.9
	12.2

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.4	24.0
Information Technology	17.3	17.9
Health Care	14.7	14.6
Industrials	13.3	12.7
Consumer Discretionary	13.0	12.8

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks and Equity Futures	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 9.6%

As of October 31, 2015 *
Stocks and Equity Futures	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 7.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.6%
Standard Motor Products, Inc.	121,402	$4,311
Tenneco, Inc. (a)	215,684	11,496
Visteon Corp.	80,300	6,398
		22,205
Diversified Consumer Services - 0.6%
Service Corp. International	324,000	8,641
Hotels, Restaurants & Leisure - 2.7%
Cedar Fair LP (depositary unit)	84,600	4,913
Cracker Barrel Old Country Store, Inc. (b)	60,600	8,872
Dave & Buster's Entertainment, Inc. (a)	164,800	6,378
Domino's Pizza, Inc.	59,300	7,168
Texas Roadhouse, Inc. Class A	270,657	11,021
		38,352
Household Durables - 1.2%
Ethan Allen Interiors, Inc. (b)	310,479	10,569
Helen of Troy Ltd. (a)	66,580	6,627
		17,196
Leisure Products - 1.2%
Brunswick Corp.	160,496	7,709
Vista Outdoor, Inc. (a)	188,566	9,047
		16,756
Media - 1.1%
Nexstar Broadcasting Group, Inc. Class A (b)	194,435	9,980
Starz Series A (a)	213,900	5,820
		15,800
Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	158,900	9,053
Genesco, Inc. (a)	104,675	7,241
Murphy U.S.A., Inc. (a)	100,200	5,753
Sally Beauty Holdings, Inc. (a)	220,300	6,917
		28,964
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (a)	151,600	8,764
G-III Apparel Group Ltd. (a)	225,610	10,209
Kate Spade & Co. (a)	201,900	5,195
Steven Madden Ltd. (a)	314,459	11,009
		35,177

TOTAL CONSUMER DISCRETIONARY		183,091

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	23,080	3,678
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	73,950	8,282
Food Products - 1.4%
Greencore Group PLC	945,400	4,984
Ingredion, Inc.	45,700	5,260
J&J Snack Foods Corp.	54,950	5,557
Pinnacle Foods, Inc.	95,900	4,084
		19,885
Personal Products - 0.7%
Coty, Inc. Class A (b)	151,700	4,612
Inter Parfums, Inc.	178,700	5,472
		10,084

TOTAL CONSUMER STAPLES		41,929

ENERGY - 2.7%
Energy Equipment & Services - 0.7%
Bristow Group, Inc.	101,951	2,337
Nabors Industries Ltd.	277,200	2,717
Rowan Companies PLC	100,000	1,881
Total Energy Services, Inc.	346,500	3,643
		10,578
Oil, Gas & Consumable Fuels - 2.0%
Boardwalk Pipeline Partners, LP	265,808	4,325
Diamondback Energy, Inc.	68,107	5,897
Newfield Exploration Co. (a)	170,688	6,187
PDC Energy, Inc. (a)	111,200	6,982
Western Refining, Inc. (b)	160,488	4,295
		27,686

TOTAL ENERGY		38,264

FINANCIALS - 25.4%
Banks - 10.8%
Associated Banc-Corp.	869,123	15,853
BancFirst Corp.	139,983	8,731
Bank of the Ozarks, Inc.	415,536	17,162
Banner Corp.	358,829	15,351
BBCN Bancorp, Inc.	882,586	13,786
Community Bank System, Inc.	273,730	10,831
Huntington Bancshares, Inc.	1,771,200	17,818
Investors Bancorp, Inc.	1,200,000	13,860
MB Financial, Inc.	584,000	20,298
PacWest Bancorp	264,001	10,555
Tompkins Financial Corp.	118,780	7,761
		152,006
Capital Markets - 2.6%
AURELIUS AG	249,242	14,903
OM Asset Management Ltd.	779,240	10,457
Raymond James Financial, Inc.	194,904	10,168
		35,528
Insurance - 2.8%
Allied World Assurance Co. Holdings AG	506,677	18,028
Aspen Insurance Holdings Ltd.	210,010	9,734
James River Group Holdings Ltd.	290,316	8,988
Primerica, Inc.	59,963	2,972
		39,722
Real Estate Investment Trusts - 7.9%
Coresite Realty Corp.	216,597	16,230
Cousins Properties, Inc.	836,580	8,659
Equity Lifestyle Properties, Inc.	221,000	15,136
Kite Realty Group Trust	423,667	11,536
Mid-America Apartment Communities, Inc.	172,684	16,528
National Retail Properties, Inc.	322,195	14,099
Ramco-Gershenson Properties Trust (SBI)	729,850	12,926
Store Capital Corp.	463,015	11,886
Urban Edge Properties	150,010	3,891
		110,891
Thrifts & Mortgage Finance - 1.3%
WSFS Financial Corp.	536,942	18,331

TOTAL FINANCIALS		356,478

HEALTH CARE - 14.7%
Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc. (a)	194,352	6,278
Acorda Therapeutics, Inc. (a)	155,800	4,027
Advanced Accelerator Applications SA sponsored ADR (b)	108,100	3,731
Agios Pharmaceuticals, Inc. (a)(b)	45,620	2,233
Anacor Pharmaceuticals, Inc. (a)	71,900	4,511
Ascendis Pharma A/S sponsored ADR (a)(b)	264,156	4,456
Bellicum Pharmaceuticals, Inc. (a)(b)	180,882	1,834
BioMarin Pharmaceutical, Inc. (a)	41,656	3,527
bluebird bio, Inc. (a)	40,228	1,784
Cellectis SA sponsored ADR (a)	117,600	3,200
Coherus BioSciences, Inc. (a)(b)	180,500	3,399
Curis, Inc. (a)(b)	2,061,548	4,123
CytomX Therapeutics, Inc. (a)	73,000	943
CytomX Therapeutics, Inc. (c)	27,627	357
Five Prime Therapeutics, Inc. (a)	106,800	5,083
Genocea Biosciences, Inc. (a)	487,508	2,145
Heron Therapeutics, Inc. (a)(b)	144,200	3,092
Insmed, Inc. (a)	192,672	2,341
Intercept Pharmaceuticals, Inc. (a)	19,503	2,940
Ionis Pharmaceuticals, Inc. (a)	76,128	3,119
La Jolla Pharmaceutical Co. (a)	167,500	3,100
Macrogenics, Inc. (a)	77,083	1,585
Mirati Therapeutics, Inc. (a)(b)	178,006	3,688
Neurocrine Biosciences, Inc. (a)	168,160	7,665
Novavax, Inc. (a)	589,738	3,090
ProNai Therapeutics, Inc. (a)(b)	73,913	414
Sage Therapeutics, Inc. (a)	9,600	362
Spark Therapeutics, Inc. (a)	81,100	2,911
TESARO, Inc. (a)	111,700	4,629
Ultragenyx Pharmaceutical, Inc. (a)	82,184	5,557
Xencor, Inc. (a)	57,849	709
		96,833
Health Care Equipment & Supplies - 3.5%
Dentsply Sirona, Inc.	41,411	2,468
Hill-Rom Holdings, Inc.	130,800	6,324
Integra LifeSciences Holdings Corp. (a)	145,406	10,298
NxStage Medical, Inc. (a)	554,000	8,930
Steris PLC	99,033	6,999
Teleflex, Inc.	46,900	7,306
Wright Medical Group NV (a)	397,777	7,470
		49,795
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	84,600	4,356
AmSurg Corp. (a)	112,200	9,086
Envision Healthcare Holdings, Inc. (a)	63,400	1,435
Molina Healthcare, Inc. (a)	108,600	5,621
Surgical Care Affiliates, Inc. (a)	269,404	13,026
Team Health Holdings, Inc. (a)	71,600	2,995
		36,519
Health Care Technology - 0.2%
Press Ganey Holdings, Inc.	76,761	2,339
Life Sciences Tools & Services - 0.6%
Bruker Corp.	288,267	8,158
Pharmaceuticals - 0.9%
Innoviva, Inc. (b)	291,251	3,594
Prestige Brands Holdings, Inc. (a)	85,346	4,846
Theravance Biopharma, Inc. (a)	174,500	3,621
		12,061

TOTAL HEALTH CARE		205,705

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.0%
Moog, Inc. Class A (a)	123,524	6,035
Orbital ATK, Inc.	112,134	9,756
Teledyne Technologies, Inc. (a)	124,960	11,615
		27,406
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	303,205	11,679
Airlines - 0.5%
JetBlue Airways Corp. (a)	346,588	6,859
Building Products - 0.3%
Allegion PLC	74,582	4,881
Commercial Services & Supplies - 2.9%
Deluxe Corp.	192,226	12,068
Interface, Inc.	347,670	5,917
Multi-Color Corp.	112,900	6,755
Progressive Waste Solution Ltd. (Canada)	204,147	6,570
West Corp.	456,536	9,784
		41,094
Construction & Engineering - 1.6%
EMCOR Group, Inc.	267,702	12,978
Valmont Industries, Inc.	70,405	9,883
		22,861
Electrical Equipment - 0.3%
OSRAM Licht AG	84,732	4,422
Machinery - 1.8%
AGCO Corp.	157,947	8,445
ITT Corp.	204,099	7,831
Kornit Digital Ltd. (a)(b)	357,100	3,617
KUKA AG (b)	52,500	5,172
		25,065
Professional Services - 0.6%
Dun & Bradstreet Corp.	70,473	7,781
Trading Companies & Distributors - 2.5%
Kaman Corp.	226,073	9,515
Titan Machinery, Inc. (a)(b)	469,061	6,098
Watsco, Inc.	96,898	13,030
WESCO International, Inc. (a)	99,700	5,861
		34,504

TOTAL INDUSTRIALS		186,552

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	299,900	2,882
F5 Networks, Inc. (a)	38,300	4,012
Ixia (a)	403,431	4,083
		10,977
Electronic Equipment & Components - 1.8%
CDW Corp.	242,200	9,325
Fitbit, Inc.	128,600	2,347
Jabil Circuit, Inc.	387,470	6,726
Trimble Navigation Ltd. (a)	280,200	6,711
		25,109
Internet Software & Services - 3.0%
Bankrate, Inc. (a)	687,665	6,285
Demandware, Inc. (a)	138,300	6,373
Gogo, Inc. (a)(b)	555,500	5,883
j2 Global, Inc.	18,400	1,169
MercadoLibre, Inc.	10,400	1,299
MINDBODY, Inc. (b)	172,779	2,352
Pandora Media, Inc. (a)(b)	236,500	2,348
Rackspace Hosting, Inc. (a)	257,483	5,889
Stamps.com, Inc. (a)	54,598	4,497
Web.com Group, Inc. (a)	303,095	6,059
		42,154
IT Services - 3.6%
EPAM Systems, Inc. (a)	73,100	5,331
ExlService Holdings, Inc. (a)	117,458	5,684
Global Payments, Inc.	169,666	12,246
Maximus, Inc.	187,700	9,929
Virtusa Corp. (a)	252,900	8,988
WEX, Inc. (a)	84,100	7,947
		50,125
Semiconductors & Semiconductor Equipment - 2.1%
Cavium, Inc. (a)	79,400	3,920
Cirrus Logic, Inc. (a)	166,200	6,000
Intersil Corp. Class A	508,700	5,947
Monolithic Power Systems, Inc.	150,430	9,390
Qorvo, Inc. (a)	83,750	3,771
		29,028
Software - 4.9%
BroadSoft, Inc. (a)	9,251	362
CommVault Systems, Inc. (a)	243,323	10,650
Fleetmatics Group PLC (a)	139,600	5,061
Imperva, Inc. (a)	66,800	3,105
NetSuite, Inc. (a)(b)	64,735	5,246
Pegasystems, Inc.	246,800	6,513
Proofpoint, Inc. (a)	67,530	3,934
Qlik Technologies, Inc. (a)	214,795	6,614
RealPage, Inc. (a)	267,100	5,874
RingCentral, Inc. (a)	98,500	1,879
SS&C Technologies Holdings, Inc.	24,400	1,492
Synchronoss Technologies, Inc. (a)	254,686	7,913
Tableau Software, Inc. (a)	75,885	3,923
Tyler Technologies, Inc. (a)	45,200	6,618
		69,184
Technology Hardware, Storage & Peripherals - 1.1%
Electronics for Imaging, Inc. (a)	86,875	3,461
Nimble Storage, Inc. (a)	508,400	3,752
Quantum Corp. (a)	2,987,041	1,375
Silicon Graphics International Corp. (a)(b)	602,857	2,701
Super Micro Computer, Inc. (a)	169,663	4,566
		15,855

TOTAL INFORMATION TECHNOLOGY		242,432

MATERIALS - 3.6%
Chemicals - 1.6%
Chase Corp.	56,710	3,192
Innospec, Inc.	128,299	6,205
PolyOne Corp.	125,668	4,522
Sensient Technologies Corp.	123,600	8,312
		22,231
Containers & Packaging - 1.5%
Avery Dennison Corp.	70,500	5,119
Berry Plastics Group, Inc. (a)	285,640	10,289
Silgan Holdings, Inc.	104,800	5,318
		20,726
Metals & Mining - 0.5%
Compass Minerals International, Inc.	58,300	4,370
Steel Dynamics, Inc.	131,200	3,308
		7,678

TOTAL MATERIALS		50,635

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	102,800	3,978
Towerstream Corp. (a)(b)	2,829,372	446
		4,424
UTILITIES - 3.8%
Electric Utilities - 1.9%
El Paso Electric Co.	142,220	6,414
Great Plains Energy, Inc.	168,720	5,269
IDACORP, Inc.	102,700	7,469
Portland General Electric Co.	193,168	7,673
		26,825
Gas Utilities - 1.9%
Atmos Energy Corp.	68,338	4,958
New Jersey Resources Corp.	125,200	4,467
South Jersey Industries, Inc.	94,100	2,626
Southwest Gas Corp.	107,800	6,997
Spire, Inc.	123,700	7,912
		26,960

TOTAL UTILITIES		53,785

TOTAL COMMON STOCKS
(Cost $1,234,494)		1,363,295
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% 7/28/16 (d)
(Cost $170)	170	170
	Shares	Value (000s)

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 0.38% (e)	36,080,226	$36,080
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	68,182,225	68,182
TOTAL MONEY MARKET FUNDS
(Cost $104,262)		104,262
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $1,338,926)		1,467,727
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(64,050)
NET ASSETS - 100%		$1,403,677

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
55 ICE Russell 2000 Index Contracts (United States)	June 2016	6,202	$87

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $357,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $170,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$86
Fidelity Securities Lending Cash Central Fund	625
Total	$711

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$183,091	$183,091	$--	$--
Consumer Staples	41,929	41,929	--	--
Energy	38,264	38,264	--	--
Financials	356,478	356,478	--	--
Health Care	205,705	205,705	--	--
Industrials	186,552	186,552	--	--
Information Technology	242,432	242,432	--	--
Materials	50,635	50,635	--	--
Telecommunication Services	4,424	4,424	--	--
Utilities	53,785	53,785	--	--
U.S. Government and Government Agency Obligations	170	--	170	--
Money Market Funds	104,262	104,262	--	--
Total Investments in Securities:	$1,467,727	$1,467,557	$170	$--
Derivative Instruments:
Assets
Futures Contracts	$87	$87	$--	$--
Total Assets	$87	$87	$--	$--
Total Derivative Instruments:	$87	$87	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts(a)	$87	$0
Total Equity Risk	87	0
Total Value of Derivatives	$87	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $65,768) — See accompanying schedule: Unaffiliated issuers (cost $1,234,664)	$1,363,465
Fidelity Central Funds (cost $104,262)	104,262
Total Investments (cost $1,338,926)		$1,467,727
Receivable for investments sold		19,219
Receivable for fund shares sold		1,282
Dividends receivable		460
Distributions receivable from Fidelity Central Funds		115
Prepaid expenses		1
Other receivables		21
Total assets		1,488,825
Liabilities
Payable to custodian bank	$710
Payable for investments purchased	10,908
Payable for fund shares redeemed	4,284
Accrued management fee	729
Distribution and service plan fees payable	7
Payable for daily variation margin for derivative instruments	29
Other affiliated payables	267
Other payables and accrued expenses	32
Collateral on securities loaned, at value	68,182
Total liabilities		85,148
Net Assets		$1,403,677
Net Assets consist of:
Paid in capital		$1,266,161
Undistributed net investment income		1,537
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,091
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,888
Net Assets		$1,403,677
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,106.9 ÷ 492.294 shares)		$22.56
Maximum offering price per share (100/94.25 of $22.56)		$23.94
Class T:
Net Asset Value and redemption price per share ($2,707.3 ÷ 122.533 shares)		$22.09
Maximum offering price per share (100/96.50 of $22.09)		$22.89
Class B:
Net Asset Value and offering price per share ($111.1 ÷ 5.205 shares)(a)		$21.34
Class C:
Net Asset Value and offering price per share ($3,665.4 ÷ 172.734 shares)(a)		$21.22
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,341,568.4 ÷ 58,475.987 shares)		$22.94
Class I:
Net Asset Value, offering price and redemption price per share ($44,518.0 ÷ 1,935.553 shares)		$23.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$5,936
Special dividends		2,916
Interest		1
Income from Fidelity Central Funds (including $625 from security lending)		711
Total income		9,564
Expenses
Management fee
Basic fee	$4,145
Performance adjustment	292
Transfer agent fees	1,669
Distribution and service plan fees	40
Accounting and security lending fees	224
Custodian fees and expenses	22
Independent trustees' compensation	3
Registration fees	81
Audit	32
Legal	3
Miscellaneous	5
Total expenses before reductions	6,516
Expense reductions	(39)	6,477
Net investment income (loss)		3,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,448
Foreign currency transactions	(16)
Futures contracts	(688)
Total net realized gain (loss)		10,744
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,532)
Assets and liabilities in foreign currencies	1
Futures contracts	(496)
Total change in net unrealized appreciation (depreciation)		(38,027)
Net gain (loss)		(27,283)
Net increase (decrease) in net assets resulting from operations		$(24,196)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,087	$6,924
Net realized gain (loss)	10,744	99,367
Change in net unrealized appreciation (depreciation)	(38,027)	(38,846)
Net increase (decrease) in net assets resulting from operations	(24,196)	67,445
Distributions to shareholders from net investment income	(6,157)	(5,082)
Distributions to shareholders from net realized gain	(88,057)	(126,261)
Total distributions	(94,214)	(131,343)
Share transactions - net increase (decrease)	84,601	26,734
Redemption fees	136	102
Total increase (decrease) in net assets	(33,673)	(37,062)
Net Assets
Beginning of period	1,437,350	1,474,412
End of period (including undistributed net investment income of $1,537 and undistributed net investment income of $4,607, respectively)	$1,403,677	$1,437,350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.48	$25.76	$25.32	$19.40	$17.87	$16.20
Income from Investment Operations
Net investment income (loss)A	.02B	.06	.01	(.02)	(.02)	–C,D
Net realized and unrealized gain (loss)	(.37)	.96	1.68	5.98	1.55	1.73
Total from investment operations	(.35)	1.02	1.69	5.96	1.53	1.73
Distributions from net investment income	(.05)	(.03)	–D	(.04)	–	(.07)
Distributions from net realized gain	(1.52)	(2.27)	(1.25)	(.01)	–	–
Total distributions	(1.57)	(2.30)	(1.25)	(.04)E	–	(.07)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$22.56	$24.48	$25.76	$25.32	$19.40	$17.87
Total ReturnF,G,H	(1.71)%	4.19%	6.83%	30.81%	8.56%	10.71%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.18%K	1.01%	.99%	1.22%	1.37%	1.15%
Expenses net of fee waivers, if any	1.18%K	1.01%	.99%	1.22%	1.37%	1.15%
Expenses net of all reductions	1.18%K	1.00%	.99%	1.20%	1.36%	1.14%
Net investment income (loss)	.21%B,K	.24%	.06%	(.09)%	(.10)%	- %C,L
Supplemental Data
Net assets, end of period (in millions)	$11	$11	$10	$8	$4	$4
Portfolio turnover rateM	49%K	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.22) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.00	$25.30	$24.97	$19.15	$17.68	$16.07
Income from Investment Operations
Net investment income (loss)A	(.02)B	(.03)	(.07)	(.08)	(.07)	(.05)C
Net realized and unrealized gain (loss)	(.37)	.97	1.65	5.90	1.54	1.70
Total from investment operations	(.39)	.94	1.58	5.82	1.47	1.65
Distributions from net investment income	–	–	–	–	–	(.05)
Distributions from net realized gain	(1.52)	(2.24)	(1.25)	–	–	–
Total distributions	(1.52)	(2.24)	(1.25)	–	–	(.05)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$22.09	$24.00	$25.30	$24.97	$19.15	$17.68
Total ReturnE,F,G	(1.93)%	3.90%	6.46%	30.39%	8.31%	10.34%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.53%J	1.35%	1.32%	1.51%	1.64%	1.42%
Expenses net of fee waivers, if any	1.52%J	1.35%	1.32%	1.51%	1.64%	1.42%
Expenses net of all reductions	1.52%J	1.34%	1.31%	1.49%	1.63%	1.41%
Net investment income (loss)	(.14)%B,J	(.10)%	(.27)%	(.38)%	(.37)%	(.27)%C
Supplemental Data
Net assets, end of period (000 omitted)	$2,707	$2,843	$2,668	$1,880	$1,073	$1,539
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.56) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.28	$24.55	$24.38	$18.79	$17.43	$15.87
Income from Investment Operations
Net investment income (loss)A	(.07)B	(.14)	(.19)	(.19)	(.16)	(.14)C
Net realized and unrealized gain (loss)	(.35)	.94	1.61	5.78	1.52	1.69
Total from investment operations	(.42)	.80	1.42	5.59	1.36	1.55
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.52)	(2.07)	(1.25)	–	–	–
Total distributions	(1.52)	(2.07)	(1.25)	–	–	–
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$21.34	$23.28	$24.55	$24.38	$18.79	$17.43
Total ReturnE,F,G	(2.12)%	3.39%	5.94%	29.75%	7.80%	9.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.00%J	1.84%	1.81%	1.99%	2.12%	1.90%
Expenses net of fee waivers, if any	2.00%J	1.84%	1.81%	1.99%	2.12%	1.90%
Expenses net of all reductions	2.00%J	1.83%	1.80%	1.97%	2.11%	1.90%
Net investment income (loss)	(.61)%B,J	(.60)%	(.76)%	(.86)%	(.85)%	(.76)%C
Supplemental Data
Net assets, end of period (000 omitted)	$111	$168	$273	$307	$225	$246
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.16	$24.49	$24.32	$18.73	$17.38	$15.82
Income from Investment Operations
Net investment income (loss)A	(.06)B	(.14)	(.18)	(.19)	(.16)	(.14)C
Net realized and unrealized gain (loss)	(.36)	.93	1.60	5.78	1.51	1.69
Total from investment operations	(.42)	.79	1.42	5.59	1.35	1.55
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.52)	(2.12)	(1.25)	–	–	–
Total distributions	(1.52)	(2.12)	(1.25)	–	–	–
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$21.22	$23.16	$24.49	$24.32	$18.73	$17.38
Total ReturnE,F,G	(2.14)%	3.36%	5.95%	29.85%	7.77%	9.86%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.00%J	1.84%	1.79%	1.98%	2.12%	1.90%
Expenses net of fee waivers, if any	2.00%J	1.84%	1.79%	1.98%	2.12%	1.90%
Expenses net of all reductions	1.99%J	1.83%	1.79%	1.96%	2.11%	1.89%
Net investment income (loss)	(.61)%B,J	(.59)%	(.74)%	(.85)%	(.85)%	(.76)%C
Supplemental Data
Net assets, end of period (000 omitted)	$3,665	$3,965	$3,946	$3,252	$1,504	$1,370
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.03) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.89	$26.15	$25.64	$19.65	$18.05	$16.35
Income from Investment Operations
Net investment income (loss)A	.05B	.12	.08	.04	.04	.05C
Net realized and unrealized gain (loss)	(.37)	.98	1.70	6.06	1.56	1.74
Total from investment operations	(.32)	1.10	1.78	6.10	1.60	1.79
Distributions from net investment income	(.11)	(.09)	(.01)D	(.10)	–	(.10)
Distributions from net realized gain	(1.52)	(2.27)	(1.26)D	(.01)	–	–
Total distributions	(1.63)	(2.36)	(1.27)	(.11)	–	(.10)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$22.94	$24.89	$26.15	$25.64	$19.65	$18.05
Total ReturnF,G	(1.59)%	4.46%	7.08%	31.20%	8.86%	11.03%
Ratios to Average Net AssetsH,I
Expenses before reductions	.94%J	.77%	.73%	.94%	1.07%	.85%
Expenses net of fee waivers, if any	.94%J	.77%	.73%	.93%	1.07%	.85%
Expenses net of all reductions	.93%J	.76%	.72%	.91%	1.06%	.85%
Net investment income (loss)	.45%B,J	.48%	.32%	.20%	.20%	.29%C
Supplemental Data
Net assets, end of period (in millions)	$1,342	$1,372	$1,406	$1,487	$1,311	$1,698
Portfolio turnover rateK	49%J	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.96	$26.21	$25.69	$19.72	$18.07	$16.39
Income from Investment Operations
Net investment income (loss)A	.06B	.13	.09	.05	.04	.05C
Net realized and unrealized gain (loss)	(.38)	.99	1.70	6.06	1.61	1.74
Total from investment operations	(.32)	1.12	1.79	6.11	1.65	1.79
Distributions from net investment income	(.12)	(.10)	(.01)D	(.14)	–	(.12)
Distributions from net realized gain	(1.52)	(2.27)	(1.26)D	(.01)	–	–
Total distributions	(1.64)	(2.37)	(1.27)	(.14)E	–	(.12)
Redemption fees added to paid in capitalA	–F	–F	–F	–F	–F	.01
Net asset value, end of period	$23.00	$24.96	$26.21	$25.69	$19.72	$18.07
Total ReturnG,H	(1.60)%	4.52%	7.11%	31.22%	9.13%	10.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.90%K	.74%	.70%	.91%	1.06%	.86%
Expenses net of fee waivers, if any	.90%K	.73%	.70%	.91%	1.06%	.86%
Expenses net of all reductions	.89%K	.73%	.70%	.89%	1.05%	.85%
Net investment income (loss)	.49%B,K	.51%	.35%	.22%	.21%	.29%C
Supplemental Data
Net assets, end of period (000 omitted)	$44,518	$46,484	$50,988	$55,860	$39,592	$10,038
Portfolio turnover rateL	49%K	48%	73%	79%	61%	73%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$244,702
Gross unrealized depreciation	(119,327)
Net unrealized appreciation (depreciation) on securities	$125,375
Tax cost	$1,342,352

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(688) and a change in net unrealized appreciation (depreciation) of $(496) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $349,222 and $328,635, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$14	$1
Class T	.25%	.25%	7	–(a)
Class B	.75%	.25%	1	1
Class C	.75%	.25%	18	3
			$40	$5

 (a) In the amount of less than five hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class T	1
Class B(a)	–
Class C(a)	–(b)
$3

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$13.24
Class T	4.33
Class B	–(b)	.31
Class C	6.31
Stock Selector Small Cap	1,601.24
Class I	45.20
	$ 1,669

 (a) Annualized

 (b) In the amount of less than five hundred dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,781. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $185 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $34 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$25	$13
Stock Selector Small Cap	5,925	4,877
Class I	207	192
Total	$6,157	$5,082
From net realized gain
Class A	$712	$925
Class T	181	240
Class B	10	22
Class C	261	343
Stock Selector Small Cap	84,153	120,344
Class I	2,740	4,387
Total	$88,057	$126,261

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	31	100	$689	$2,535
Reinvestment of distributions	30	38	721	917
Shares redeemed	(36)	(76)	(789)	(1,902)
Net increase (decrease)	25	62	$621	$1,550
Class T
Shares sold	9	25	$183	$620
Reinvestment of distributions	8	10	178	240
Shares redeemed	(12)	(22)	(259)	(550)
Net increase (decrease)	5	13	$102	$310
Class B
Shares sold	–(a)	–(a)	$1	$5
Reinvestment of distributions	–(a)	1	9	21
Shares redeemed	(2)	(5)	(53)	(123)
Net increase (decrease)	(2)	(4)	$(43)	$(97)
Class C
Shares sold	26	64	$524	$1,523
Reinvestment of distributions	11	14	248	325
Shares redeemed	(35)	(68)	(710)	(1,632)
Net increase (decrease)	2	10	$62	$216
Stock Selector Small Cap
Shares sold	6,341	8,425	$143,024	$213,955
Reinvestment of distributions	3,668	5,054	88,117	122,501
Shares redeemed	(6,665)	(12,118)	(148,766)	(309,333)
Net increase (decrease)	3,344	1,361	$82,375	$27,123
Class I
Shares sold	151	362	$3,331	$9,007
Reinvestment of distributions	122	186	2,937	4,521
Shares redeemed	(200)	(631)	(4,784)	(15,896)
Net increase (decrease)	73	(83)	$1,484	$(2,368)

 (a) In the amount of less than five hundred shares

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.18%
Actual		$1,000.00	$982.90	$5.82
Hypothetical-C		$1,000.00	$1,019.00	$5.92
Class T	1.52%
Actual		$1,000.00	$980.70	$7.49
Hypothetical-C		$1,000.00	$1,017.30	$7.62
Class B	2.00%
Actual		$1,000.00	$978.80	$9.84
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Class C	2.00%
Actual		$1,000.00	$978.60	$9.84
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Stock Selector Small Cap	.94%
Actual		$1,000.00	$984.10	$4.64
Hypothetical-C		$1,000.00	$1,020.19	$4.72
Class I	.90%
Actual		$1,000.00	$984.00	$4.44
Hypothetical-C		$1,000.00	$1,020.39	$4.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCS-SANN-0616
1.843154.108

Fidelity® Disciplined Equity Fund Class K Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	4.5
Alphabet, Inc. Class A	2.8	1.7
General Electric Co.	2.3	2.3
Facebook, Inc. Class A	2.2	0.7
Berkshire Hathaway, Inc. Class B	2.2	0.8
Amazon.com, Inc.	2.1	2.1
AT&T, Inc.	2.1	1.7
Procter & Gamble Co.	1.9	1.7
Pfizer, Inc.	1.7	0.9
Chevron Corp.	1.5	1.2
	22.3

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.5	21.3
Financials	15.4	14.2
Health Care	14.4	16.4
Consumer Discretionary	12.3	14.8
Industrials	9.6	8.5

Asset Allocation (% of fund's net assets)

As of April 30, 2016 *
Stocks and Equity Futures	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 9.9%

As of October 31, 2015 *
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 7.6%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.6%
Visteon Corp.	115,732	$9,220
Diversified Consumer Services - 0.9%
H&R Block, Inc.	95,636	1,936
ServiceMaster Global Holdings, Inc. (a)	277,844	10,647
		12,583
Hotels, Restaurants & Leisure - 0.6%
International Game Technology PLC	314,545	5,454
Royal Caribbean Cruises Ltd.	37,592	2,910
		8,364
Household Durables - 1.0%
Toll Brothers, Inc. (a)	367,468	10,032
Whirlpool Corp.	24,399	4,249
		14,281
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	45,795	30,206
Priceline Group, Inc. (a)	9,128	12,265
		42,471
Leisure Products - 0.6%
Mattel, Inc.	264,746	8,231
Media - 0.7%
Gannett Co., Inc.	99,303	1,673
Interpublic Group of Companies, Inc.	172,941	3,967
Viacom, Inc. Class B (non-vtg.)	129,142	5,282
		10,922
Multiline Retail - 0.8%
Macy's, Inc.	292,600	11,584
Specialty Retail - 1.9%
Best Buy Co., Inc.	116,998	3,753
Home Depot, Inc.	56,125	7,515
Ross Stores, Inc.	101,274	5,750
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	56,298	11,726
		28,744
Textiles, Apparel & Luxury Goods - 2.3%
Michael Kors Holdings Ltd. (a)	221,923	11,465
NIKE, Inc. Class B	189,514	11,170
PVH Corp.	118,421	11,321
		33,956

TOTAL CONSUMER DISCRETIONARY		180,356

CONSUMER STAPLES - 8.9%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	53,682	2,817
Molson Coors Brewing Co. Class B	44,260	4,233
		7,050
Food & Staples Retailing - 3.2%
CVS Health Corp.	192,550	19,351
Kroger Co.	338,845	11,992
Walgreens Boots Alliance, Inc.	199,185	15,791
		47,134
Food Products - 2.0%
Pilgrim's Pride Corp. (b)	420,766	11,323
The J.M. Smucker Co.	48,091	6,107
Tyson Foods, Inc. Class A	192,156	12,648
		30,078
Household Products - 1.9%
Procter & Gamble Co.	344,123	27,571
Personal Products - 0.4%
Herbalife Ltd. (a)	106,216	6,155
Tobacco - 0.9%
Reynolds American, Inc.	258,467	12,820

TOTAL CONSUMER STAPLES		130,808

ENERGY - 7.0%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	51,166	2,474
Rowan Companies PLC	675,908	12,714
Schlumberger Ltd.	163,805	13,160
		28,348
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	218,679	22,345
ConocoPhillips Co.	90,410	4,321
CVR Energy, Inc. (b)	79,260	1,924
Exxon Mobil Corp.	42,401	3,748
HollyFrontier Corp.	239,774	8,536
PBF Energy, Inc. Class A	312,530	10,057
Phillips 66 Co.	163,623	13,435
World Fuel Services Corp.	230,915	10,791
		75,157

TOTAL ENERGY		103,505

FINANCIALS - 15.4%
Banks - 4.4%
Bank of America Corp.	1,501,493	21,862
Citigroup, Inc.	481,497	22,284
Popular, Inc.	3,590	107
Wells Fargo & Co.	415,390	20,761
		65,014
Consumer Finance - 1.9%
Capital One Financial Corp.	198,270	14,353
Synchrony Financial (a)	453,963	13,878
		28,231
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	225,776	32,846
Broadcom Ltd.	98,194	14,312
The NASDAQ OMX Group, Inc.	26,957	1,664
		48,822
Insurance - 2.6%
Assured Guaranty Ltd.	251,988	6,519
Chubb Ltd.	126,776	14,942
MetLife, Inc.	31,928	1,440
Pricoa Global Funding I	16,521	1,283
The Travelers Companies, Inc.	122,260	13,436
		37,620
Real Estate Investment Trusts - 3.2%
American Capital Agency Corp.	572,312	10,513
Annaly Capital Management, Inc.	764,770	7,969
Public Storage	50,953	12,474
Simon Property Group, Inc.	79,809	16,055
		47,011

TOTAL FINANCIALS		226,698

HEALTH CARE - 14.4%
Biotechnology - 3.3%
Amgen, Inc.	130,766	20,700
Biogen, Inc. (a)	29,932	8,231
Gilead Sciences, Inc.	225,435	19,886
		48,817
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	701,350	15,374
Intuitive Surgical, Inc. (a)	21,286	13,333
Medtronic PLC	24,058	1,904
The Cooper Companies, Inc.	16,758	2,565
		33,176
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	80,240	6,828
Cardinal Health, Inc.	159,242	12,494
Express Scripts Holding Co. (a)	203,540	15,007
McKesson Corp.	83,923	14,084
		48,413
Pharmaceuticals - 5.6%
Allergan PLC (a)	18,865	4,085
Bristol-Myers Squibb Co.	290,988	21,004
Eli Lilly & Co.	165,069	12,468
Endo International PLC (a)	308,861	8,339
Mylan N.V.	267,034	11,138
Pfizer, Inc.	764,958	25,022
		82,056

TOTAL HEALTH CARE		212,462

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	52,162	7,330
Honeywell International, Inc.	159,145	18,185
		25,515
Airlines - 2.1%
American Airlines Group, Inc.	245,082	8,502
JetBlue Airways Corp. (a)	557,078	11,025
Southwest Airlines Co.	234,283	10,451
		29,978
Commercial Services & Supplies - 1.2%
ADT Corp.	149,859	6,291
R.R. Donnelley & Sons Co.	654,295	11,385
		17,676
Construction & Engineering - 0.8%
AECOM (a)	368,745	11,981
Industrial Conglomerates - 2.3%
General Electric Co.	1,113,472	34,239
Professional Services - 1.5%
IHS, Inc. Class A (a)	88,137	10,857
Manpower, Inc.	133,809	10,307
		21,164

TOTAL INDUSTRIALS		140,553

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 0.3%
Brocade Communications Systems, Inc.	503,864	4,842
Electronic Equipment & Components - 0.7%
Ingram Micro, Inc. Class A	303,612	10,611
Internet Software & Services - 5.2%
Alphabet, Inc.:
Class A	57,486	40,693
Class C	3,330	2,308
Facebook, Inc. Class A (a)	281,237	33,068
		76,069
IT Services - 4.2%
Accenture PLC Class A	150,764	17,024
Alliance Data Systems Corp. (a)	43,411	8,826
Cognizant Technology Solutions Corp. Class A (a)	232,684	13,582
Computer Sciences Corp.	341,884	11,327
Xerox Corp.	1,109,544	10,652
		61,411
Semiconductors & Semiconductor Equipment - 0.3%
Skyworks Solutions, Inc.	68,672	4,589
Software - 2.8%
Adobe Systems, Inc. (a)	162,188	15,281
Electronic Arts, Inc. (a)	14,042	868
Microsoft Corp.	304,928	15,207
Nuance Communications, Inc. (a)	559,406	9,611
		40,967
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	547,277	51,299
EMC Corp.	213,218	5,567
HP, Inc.	158,555	1,945
		58,811

TOTAL INFORMATION TECHNOLOGY		257,300

MATERIALS - 4.1%
Chemicals - 3.3%
E.I. du Pont de Nemours & Co.	120,302	7,929
Eastman Chemical Co.	9,779	747
LyondellBasell Industries NV Class A	159,807	13,211
The Dow Chemical Co.	304,316	16,010
W.R. Grace & Co.	145,087	11,125
		49,022
Metals & Mining - 0.8%
Steel Dynamics, Inc.	464,117	11,700

TOTAL MATERIALS		60,722

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	769,132	29,858
Verizon Communications, Inc.	202,173	10,299
		40,157
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	271,687	10,672

TOTAL TELECOMMUNICATION SERVICES		50,829

UTILITIES - 2.6%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	124,921	7,932
Edison International	72,579	5,132
Exelon Corp.	390,008	13,685
FirstEnergy Corp.	332,695	10,843
		37,592
TOTAL COMMON STOCKS
(Cost $1,313,031)		1,400,825

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.38% (c)	25,083,412	25,083
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	10,291,050	10,291
TOTAL MONEY MARKET FUNDS
(Cost $35,374)		35,374
TOTAL INVESTMENT PORTFOLIO - 97.7%
(Cost $1,348,405)		1,436,199
NET OTHER ASSETS (LIABILITIES) - 2.3%		34,454
NET ASSETS - 100%		$1,470,653

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
407 CME E-mini S&P 500 Index Contracts (United States)	June 2016	41,903	$(658)

The face value of futures purchased as a percentage of Net Assets is 2.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$45
Fidelity Securities Lending Cash Central Fund	106
Total	$151

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(658)
Total Equity Risk	0	(658)
Total Value of Derivatives	$0	$(658)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,204) — See accompanying schedule: Unaffiliated issuers (cost $1,313,031)	$1,400,825
Fidelity Central Funds (cost $35,374)	35,374
Total Investments (cost $1,348,405)		$1,436,199
Segregated cash with brokers for derivative instruments		1,935
Receivable for investments sold		44,896
Receivable for fund shares sold		1,239
Dividends receivable		1,170
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		1
Other receivables		353
Total assets		1,485,805
Liabilities
Payable for fund shares redeemed	$3,349
Accrued management fee	622
Payable for daily variation margin for derivative instruments	288
Other affiliated payables	214
Other payables and accrued expenses	388
Collateral on securities loaned, at value	10,291
Total liabilities		15,152
Net Assets		$1,470,653
Net Assets consist of:
Paid in capital		$1,515,070
Undistributed net investment income		4,647
Accumulated undistributed net realized gain (loss) on investments		(136,200)
Net unrealized appreciation (depreciation) on investments		87,136
Net Assets		$1,470,653
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,353,971 ÷ 42,727 shares)		$31.69
Class K:
Net Asset Value, offering price and redemption price per share ($116,682 ÷ 3,687 shares)		$31.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$13,699
Income from Fidelity Central Funds		151
Total income		13,850
Expenses
Management fee
Basic fee	$3,994
Performance adjustment	(100)
Transfer agent fees	1,060
Accounting and security lending fees	230
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	55
Audit	38
Legal	3
Miscellaneous	4
Total expenses before reductions	5,299
Expense reductions	(7)	5,292
Net investment income (loss)		8,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,786)
Futures contracts	(39)
Total net realized gain (loss)		(30,825)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,162)
Futures contracts	(658)
Total change in net unrealized appreciation (depreciation)		(2,820)
Net gain (loss)		(33,645)
Net increase (decrease) in net assets resulting from operations		$(25,087)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,558	$14,440
Net realized gain (loss)	(30,825)	120,902
Change in net unrealized appreciation (depreciation)	(2,820)	(59,067)
Net increase (decrease) in net assets resulting from operations	(25,087)	76,275
Distributions to shareholders from net investment income	(15,984)	(15,079)
Distributions to shareholders from net realized gain	(73,227)	(87,691)
Total distributions	(89,211)	(102,770)
Share transactions - net increase (decrease)	70,362	144,601
Total increase (decrease) in net assets	(43,936)	118,106
Net Assets
Beginning of period	1,514,589	1,396,483
End of period (including undistributed net investment income of $4,647 and undistributed net investment income of $12,073, respectively)	$1,470,653	$1,514,589

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.19	$35.18	$31.30	$24.47	$21.79	$21.67
Income from Investment Operations
Net investment income (loss)A	.18	.35	.41	.53	.40	.28
Net realized and unrealized gain (loss)	(.67)	1.26	4.43	6.85	2.59	.05
Total from investment operations	(.49)	1.61	4.84	7.38	2.99	.33
Distributions from net investment income	(.36)	(.38)	(.69)	(.55)	(.31)	(.21)
Distributions from net realized gain	(1.65)	(2.22)	(.27)	–	–	–
Total distributions	(2.01)	(2.60)	(.96)	(.55)	(.31)	(.21)
Net asset value, end of period	$31.69	$34.19	$35.18	$31.30	$24.47	$21.79
Total ReturnB,C	(1.61)%	4.66%	15.80%	30.80%	13.95%	1.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%F	.89%	.50%	.07%	.54%	.59%
Expenses net of fee waivers, if any	.74%F	.89%	.50%	.07%	.54%	.59%
Expenses net of all reductions	.74%F	.89%	.50%	(.01)%G	.52%	.58%
Net investment income (loss)	1.17%F	1.02%	1.24%	1.97%	1.72%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$1,354	$1,385	$1,238	$1,156	$3,948	$7,233
Portfolio turnover rateH	181%F	187%	184%	156%	147%	153%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been .05% and the total return would've been 30.74%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.16	$35.15	$31.29	$24.49	$21.81	$21.69
Income from Investment Operations
Net investment income (loss)A	.20	.38	.45	.61	.43	.31
Net realized and unrealized gain (loss)	(.67)	1.27	4.41	6.79	2.60	.06
Total from investment operations	(.47)	1.65	4.86	7.40	3.03	.37
Distributions from net investment income	(.39)	(.42)	(.73)	(.60)	(.35)	(.25)
Distributions from net realized gain	(1.65)	(2.22)	(.27)	–	–	–
Total distributions	(2.04)	(2.64)	(1.00)	(.60)	(.35)	(.25)
Net asset value, end of period	$31.65	$34.16	$35.15	$31.29	$24.49	$21.81
Total ReturnB,C	(1.55)%	4.78%	15.89%	30.96%	14.14%	1.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%F	.79%	.39%	(.18)%G	.39%	.43%
Expenses net of fee waivers, if any	.63%F	.79%	.39%	(.18)%G	.39%	.43%
Expenses net of all reductions	.63%F	.79%	.39%	(.26)%G,H	.37%	.42%
Net investment income (loss)	1.27%F	1.12%	1.35%	2.22%	1.87%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$117	$129	$158	$153	$131	$95
Portfolio turnover rateI	181%F	187%	184%	156%	147%	153%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

 H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (.20)% and the total return would've been 30.90%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$123,008
Gross unrealized depreciation	(37,071)
Net unrealized appreciation (depreciation) on securities	$85,937
Tax cost	$1,350,262

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(102,570)

Due to large redemptions in a prior period, $102,570 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(39) and a change in net unrealized appreciation (depreciation) of $(658) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,296,413 and $1,347,921, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Disciplined Equity	$1,032.15
Class K	28.05
	$1,060

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Disciplined Equity	$14,547	$13,214
Class K	1,437	1,865
Total	$15,984	$15,079
From net realized gain
Disciplined Equity	$67,155	$77,745
Class K	6,072	9,946
Total	$73,227	$87,691

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Disciplined Equity
Shares sold	2,609	6,822	$82,847	$221,673
Reinvestment of distributions	2,353	2,529	76,727	85,602
Shares redeemed	(2,760)	(4,031)	(86,262)	(137,608)
Net increase (decrease)	2,202	5,320	$73,312	$169,667
Class K
Shares sold	258	584	$8,243	$19,748
Reinvestment of distributions	231	350	7,509	11,810
Shares redeemed	(585)	(1,646)	(18,702)	(56,624)
Net increase (decrease)	(96)	(712)	$(2,950)	$(25,066)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Disciplined Equity	.74%
Actual		$1,000.00	$983.90	$3.65
Hypothetical-C		$1,000.00	$1,021.18	$3.72
Class K	.63%
Actual		$1,000.00	$984.50	$3.11
Hypothetical-C		$1,000.00	$1,021.73	$3.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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FDE-K-SANN-0616
1.863079.107

Fidelity® Disciplined Equity Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	4.5
Alphabet, Inc. Class A	2.8	1.7
General Electric Co.	2.3	2.3
Facebook, Inc. Class A	2.2	0.7
Berkshire Hathaway, Inc. Class B	2.2	0.8
Amazon.com, Inc.	2.1	2.1
AT&T, Inc.	2.1	1.7
Procter & Gamble Co.	1.9	1.7
Pfizer, Inc.	1.7	0.9
Chevron Corp.	1.5	1.2
	22.3

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.5	21.3
Financials	15.4	14.2
Health Care	14.4	16.4
Consumer Discretionary	12.3	14.8
Industrials	9.6	8.5

Asset Allocation (% of fund's net assets)

As of April 30, 2016 *
Stocks and Equity Futures	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 9.9%

As of October 31, 2015 *
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 7.6%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.6%
Visteon Corp.	115,732	$9,220
Diversified Consumer Services - 0.9%
H&R Block, Inc.	95,636	1,936
ServiceMaster Global Holdings, Inc. (a)	277,844	10,647
		12,583
Hotels, Restaurants & Leisure - 0.6%
International Game Technology PLC	314,545	5,454
Royal Caribbean Cruises Ltd.	37,592	2,910
		8,364
Household Durables - 1.0%
Toll Brothers, Inc. (a)	367,468	10,032
Whirlpool Corp.	24,399	4,249
		14,281
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	45,795	30,206
Priceline Group, Inc. (a)	9,128	12,265
		42,471
Leisure Products - 0.6%
Mattel, Inc.	264,746	8,231
Media - 0.7%
Gannett Co., Inc.	99,303	1,673
Interpublic Group of Companies, Inc.	172,941	3,967
Viacom, Inc. Class B (non-vtg.)	129,142	5,282
		10,922
Multiline Retail - 0.8%
Macy's, Inc.	292,600	11,584
Specialty Retail - 1.9%
Best Buy Co., Inc.	116,998	3,753
Home Depot, Inc.	56,125	7,515
Ross Stores, Inc.	101,274	5,750
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	56,298	11,726
		28,744
Textiles, Apparel & Luxury Goods - 2.3%
Michael Kors Holdings Ltd. (a)	221,923	11,465
NIKE, Inc. Class B	189,514	11,170
PVH Corp.	118,421	11,321
		33,956

TOTAL CONSUMER DISCRETIONARY		180,356

CONSUMER STAPLES - 8.9%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	53,682	2,817
Molson Coors Brewing Co. Class B	44,260	4,233
		7,050
Food & Staples Retailing - 3.2%
CVS Health Corp.	192,550	19,351
Kroger Co.	338,845	11,992
Walgreens Boots Alliance, Inc.	199,185	15,791
		47,134
Food Products - 2.0%
Pilgrim's Pride Corp. (b)	420,766	11,323
The J.M. Smucker Co.	48,091	6,107
Tyson Foods, Inc. Class A	192,156	12,648
		30,078
Household Products - 1.9%
Procter & Gamble Co.	344,123	27,571
Personal Products - 0.4%
Herbalife Ltd. (a)	106,216	6,155
Tobacco - 0.9%
Reynolds American, Inc.	258,467	12,820

TOTAL CONSUMER STAPLES		130,808

ENERGY - 7.0%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	51,166	2,474
Rowan Companies PLC	675,908	12,714
Schlumberger Ltd.	163,805	13,160
		28,348
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	218,679	22,345
ConocoPhillips Co.	90,410	4,321
CVR Energy, Inc. (b)	79,260	1,924
Exxon Mobil Corp.	42,401	3,748
HollyFrontier Corp.	239,774	8,536
PBF Energy, Inc. Class A	312,530	10,057
Phillips 66 Co.	163,623	13,435
World Fuel Services Corp.	230,915	10,791
		75,157

TOTAL ENERGY		103,505

FINANCIALS - 15.4%
Banks - 4.4%
Bank of America Corp.	1,501,493	21,862
Citigroup, Inc.	481,497	22,284
Popular, Inc.	3,590	107
Wells Fargo & Co.	415,390	20,761
		65,014
Consumer Finance - 1.9%
Capital One Financial Corp.	198,270	14,353
Synchrony Financial (a)	453,963	13,878
		28,231
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	225,776	32,846
Broadcom Ltd.	98,194	14,312
The NASDAQ OMX Group, Inc.	26,957	1,664
		48,822
Insurance - 2.6%
Assured Guaranty Ltd.	251,988	6,519
Chubb Ltd.	126,776	14,942
MetLife, Inc.	31,928	1,440
Pricoa Global Funding I	16,521	1,283
The Travelers Companies, Inc.	122,260	13,436
		37,620
Real Estate Investment Trusts - 3.2%
American Capital Agency Corp.	572,312	10,513
Annaly Capital Management, Inc.	764,770	7,969
Public Storage	50,953	12,474
Simon Property Group, Inc.	79,809	16,055
		47,011

TOTAL FINANCIALS		226,698

HEALTH CARE - 14.4%
Biotechnology - 3.3%
Amgen, Inc.	130,766	20,700
Biogen, Inc. (a)	29,932	8,231
Gilead Sciences, Inc.	225,435	19,886
		48,817
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	701,350	15,374
Intuitive Surgical, Inc. (a)	21,286	13,333
Medtronic PLC	24,058	1,904
The Cooper Companies, Inc.	16,758	2,565
		33,176
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	80,240	6,828
Cardinal Health, Inc.	159,242	12,494
Express Scripts Holding Co. (a)	203,540	15,007
McKesson Corp.	83,923	14,084
		48,413
Pharmaceuticals - 5.6%
Allergan PLC (a)	18,865	4,085
Bristol-Myers Squibb Co.	290,988	21,004
Eli Lilly & Co.	165,069	12,468
Endo International PLC (a)	308,861	8,339
Mylan N.V.	267,034	11,138
Pfizer, Inc.	764,958	25,022
		82,056

TOTAL HEALTH CARE		212,462

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	52,162	7,330
Honeywell International, Inc.	159,145	18,185
		25,515
Airlines - 2.1%
American Airlines Group, Inc.	245,082	8,502
JetBlue Airways Corp. (a)	557,078	11,025
Southwest Airlines Co.	234,283	10,451
		29,978
Commercial Services & Supplies - 1.2%
ADT Corp.	149,859	6,291
R.R. Donnelley & Sons Co.	654,295	11,385
		17,676
Construction & Engineering - 0.8%
AECOM (a)	368,745	11,981
Industrial Conglomerates - 2.3%
General Electric Co.	1,113,472	34,239
Professional Services - 1.5%
IHS, Inc. Class A (a)	88,137	10,857
Manpower, Inc.	133,809	10,307
		21,164

TOTAL INDUSTRIALS		140,553

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 0.3%
Brocade Communications Systems, Inc.	503,864	4,842
Electronic Equipment & Components - 0.7%
Ingram Micro, Inc. Class A	303,612	10,611
Internet Software & Services - 5.2%
Alphabet, Inc.:
Class A	57,486	40,693
Class C	3,330	2,308
Facebook, Inc. Class A (a)	281,237	33,068
		76,069
IT Services - 4.2%
Accenture PLC Class A	150,764	17,024
Alliance Data Systems Corp. (a)	43,411	8,826
Cognizant Technology Solutions Corp. Class A (a)	232,684	13,582
Computer Sciences Corp.	341,884	11,327
Xerox Corp.	1,109,544	10,652
		61,411
Semiconductors & Semiconductor Equipment - 0.3%
Skyworks Solutions, Inc.	68,672	4,589
Software - 2.8%
Adobe Systems, Inc. (a)	162,188	15,281
Electronic Arts, Inc. (a)	14,042	868
Microsoft Corp.	304,928	15,207
Nuance Communications, Inc. (a)	559,406	9,611
		40,967
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	547,277	51,299
EMC Corp.	213,218	5,567
HP, Inc.	158,555	1,945
		58,811

TOTAL INFORMATION TECHNOLOGY		257,300

MATERIALS - 4.1%
Chemicals - 3.3%
E.I. du Pont de Nemours & Co.	120,302	7,929
Eastman Chemical Co.	9,779	747
LyondellBasell Industries NV Class A	159,807	13,211
The Dow Chemical Co.	304,316	16,010
W.R. Grace & Co.	145,087	11,125
		49,022
Metals & Mining - 0.8%
Steel Dynamics, Inc.	464,117	11,700

TOTAL MATERIALS		60,722

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	769,132	29,858
Verizon Communications, Inc.	202,173	10,299
		40,157
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	271,687	10,672

TOTAL TELECOMMUNICATION SERVICES		50,829

UTILITIES - 2.6%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	124,921	7,932
Edison International	72,579	5,132
Exelon Corp.	390,008	13,685
FirstEnergy Corp.	332,695	10,843
		37,592
TOTAL COMMON STOCKS
(Cost $1,313,031)		1,400,825

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.38% (c)	25,083,412	25,083
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	10,291,050	10,291
TOTAL MONEY MARKET FUNDS
(Cost $35,374)		35,374
TOTAL INVESTMENT PORTFOLIO - 97.7%
(Cost $1,348,405)		1,436,199
NET OTHER ASSETS (LIABILITIES) - 2.3%		34,454
NET ASSETS - 100%		$1,470,653

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
407 CME E-mini S&P 500 Index Contracts (United States)	June 2016	41,903	$(658)

The face value of futures purchased as a percentage of Net Assets is 2.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$45
Fidelity Securities Lending Cash Central Fund	106
Total	$151

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(658)
Total Equity Risk	0	(658)
Total Value of Derivatives	$0	$(658)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,204) — See accompanying schedule: Unaffiliated issuers (cost $1,313,031)	$1,400,825
Fidelity Central Funds (cost $35,374)	35,374
Total Investments (cost $1,348,405)		$1,436,199
Segregated cash with brokers for derivative instruments		1,935
Receivable for investments sold		44,896
Receivable for fund shares sold		1,239
Dividends receivable		1,170
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		1
Other receivables		353
Total assets		1,485,805
Liabilities
Payable for fund shares redeemed	$3,349
Accrued management fee	622
Payable for daily variation margin for derivative instruments	288
Other affiliated payables	214
Other payables and accrued expenses	388
Collateral on securities loaned, at value	10,291
Total liabilities		15,152
Net Assets		$1,470,653
Net Assets consist of:
Paid in capital		$1,515,070
Undistributed net investment income		4,647
Accumulated undistributed net realized gain (loss) on investments		(136,200)
Net unrealized appreciation (depreciation) on investments		87,136
Net Assets		$1,470,653
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,353,971 ÷ 42,727 shares)		$31.69
Class K:
Net Asset Value, offering price and redemption price per share ($116,682 ÷ 3,687 shares)		$31.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$13,699
Income from Fidelity Central Funds		151
Total income		13,850
Expenses
Management fee
Basic fee	$3,994
Performance adjustment	(100)
Transfer agent fees	1,060
Accounting and security lending fees	230
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	55
Audit	38
Legal	3
Miscellaneous	4
Total expenses before reductions	5,299
Expense reductions	(7)	5,292
Net investment income (loss)		8,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,786)
Futures contracts	(39)
Total net realized gain (loss)		(30,825)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,162)
Futures contracts	(658)
Total change in net unrealized appreciation (depreciation)		(2,820)
Net gain (loss)		(33,645)
Net increase (decrease) in net assets resulting from operations		$(25,087)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,558	$14,440
Net realized gain (loss)	(30,825)	120,902
Change in net unrealized appreciation (depreciation)	(2,820)	(59,067)
Net increase (decrease) in net assets resulting from operations	(25,087)	76,275
Distributions to shareholders from net investment income	(15,984)	(15,079)
Distributions to shareholders from net realized gain	(73,227)	(87,691)
Total distributions	(89,211)	(102,770)
Share transactions - net increase (decrease)	70,362	144,601
Total increase (decrease) in net assets	(43,936)	118,106
Net Assets
Beginning of period	1,514,589	1,396,483
End of period (including undistributed net investment income of $4,647 and undistributed net investment income of $12,073, respectively)	$1,470,653	$1,514,589

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.19	$35.18	$31.30	$24.47	$21.79	$21.67
Income from Investment Operations
Net investment income (loss)A	.18	.35	.41	.53	.40	.28
Net realized and unrealized gain (loss)	(.67)	1.26	4.43	6.85	2.59	.05
Total from investment operations	(.49)	1.61	4.84	7.38	2.99	.33
Distributions from net investment income	(.36)	(.38)	(.69)	(.55)	(.31)	(.21)
Distributions from net realized gain	(1.65)	(2.22)	(.27)	–	–	–
Total distributions	(2.01)	(2.60)	(.96)	(.55)	(.31)	(.21)
Net asset value, end of period	$31.69	$34.19	$35.18	$31.30	$24.47	$21.79
Total ReturnB,C	(1.61)%	4.66%	15.80%	30.80%	13.95%	1.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%F	.89%	.50%	.07%	.54%	.59%
Expenses net of fee waivers, if any	.74%F	.89%	.50%	.07%	.54%	.59%
Expenses net of all reductions	.74%F	.89%	.50%	(.01)%G	.52%	.58%
Net investment income (loss)	1.17%F	1.02%	1.24%	1.97%	1.72%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$1,354	$1,385	$1,238	$1,156	$3,948	$7,233
Portfolio turnover rateH	181%F	187%	184%	156%	147%	153%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been .05% and the total return would've been 30.74%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.16	$35.15	$31.29	$24.49	$21.81	$21.69
Income from Investment Operations
Net investment income (loss)A	.20	.38	.45	.61	.43	.31
Net realized and unrealized gain (loss)	(.67)	1.27	4.41	6.79	2.60	.06
Total from investment operations	(.47)	1.65	4.86	7.40	3.03	.37
Distributions from net investment income	(.39)	(.42)	(.73)	(.60)	(.35)	(.25)
Distributions from net realized gain	(1.65)	(2.22)	(.27)	–	–	–
Total distributions	(2.04)	(2.64)	(1.00)	(.60)	(.35)	(.25)
Net asset value, end of period	$31.65	$34.16	$35.15	$31.29	$24.49	$21.81
Total ReturnB,C	(1.55)%	4.78%	15.89%	30.96%	14.14%	1.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%F	.79%	.39%	(.18)%G	.39%	.43%
Expenses net of fee waivers, if any	.63%F	.79%	.39%	(.18)%G	.39%	.43%
Expenses net of all reductions	.63%F	.79%	.39%	(.26)%G,H	.37%	.42%
Net investment income (loss)	1.27%F	1.12%	1.35%	2.22%	1.87%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$117	$129	$158	$153	$131	$95
Portfolio turnover rateI	181%F	187%	184%	156%	147%	153%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

 H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (.20)% and the total return would've been 30.90%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$123,008
Gross unrealized depreciation	(37,071)
Net unrealized appreciation (depreciation) on securities	$85,937
Tax cost	$1,350,262

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(102,570)

Due to large redemptions in a prior period, $102,570 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(39) and a change in net unrealized appreciation (depreciation) of $(658) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,296,413 and $1,347,921, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Disciplined Equity	$1,032.15
Class K	28.05
	$1,060

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Disciplined Equity	$14,547	$13,214
Class K	1,437	1,865
Total	$15,984	$15,079
From net realized gain
Disciplined Equity	$67,155	$77,745
Class K	6,072	9,946
Total	$73,227	$87,691

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Disciplined Equity
Shares sold	2,609	6,822	$82,847	$221,673
Reinvestment of distributions	2,353	2,529	76,727	85,602
Shares redeemed	(2,760)	(4,031)	(86,262)	(137,608)
Net increase (decrease)	2,202	5,320	$73,312	$169,667
Class K
Shares sold	258	584	$8,243	$19,748
Reinvestment of distributions	231	350	7,509	11,810
Shares redeemed	(585)	(1,646)	(18,702)	(56,624)
Net increase (decrease)	(96)	(712)	$(2,950)	$(25,066)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Disciplined Equity	.74%
Actual		$1,000.00	$983.90	$3.65
Hypothetical-C		$1,000.00	$1,021.18	$3.72
Class K	.63%
Actual		$1,000.00	$984.50	$3.11
Hypothetical-C		$1,000.00	$1,021.73	$3.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FDE-SANN-0616
1.703636.118

Fidelity® Capital Appreciation Fund Class K Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	7.2	7.8
Las Vegas Sands Corp.	5.2	4.3
Celgene Corp.	4.8	5.5
Medivation, Inc.	3.5	2.0
Adobe Systems, Inc.	3.3	2.5
Facebook, Inc. Class A	3.3	1.9
AutoZone, Inc.	2.7	1.9
Amgen, Inc.	2.7	3.0
CME Group, Inc.	2.4	1.8
Home Depot, Inc.	2.4	2.8
	37.5

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	31.8	30.3
Health Care	28.9	28.9
Information Technology	12.0	9.5
Financials	10.1	16.6
Industrials	4.6	6.6

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks	94.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 12.7%

As of October 31, 2015*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 12.7%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 31.8%
Automobiles - 3.4%
Ford Motor Co.	7,873,390	$106,763
General Motors Co.	3,988,470	126,833
Tesla Motors, Inc. (a)	108,515	26,126
		259,722
Hotels, Restaurants & Leisure - 7.7%
Chipotle Mexican Grill, Inc. (a)	107,226	45,139
Dalata Hotel Group PLC (a)	5,773,760	29,149
Las Vegas Sands Corp.	8,717,976	393,617
Starbucks Corp.	984,267	55,345
Whitbread PLC	1,033,591	58,476
		581,726
Household Durables - 2.0%
Cairn Homes PLC (a)	32,012,150	41,054
D.R. Horton, Inc.	654,554	19,676
Lennar Corp. Class A	714,937	32,394
Newell Brands, Inc.	929,700	42,339
TRI Pointe Homes, Inc. (a)	1,257,642	14,589
		150,052
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	99,300	65,497
Leisure Products - 1.0%
Polaris Industries, Inc. (b)	763,543	74,736
Media - 6.5%
Altice NV Class A (a)	2,247,267	34,095
AMC Networks, Inc. Class A (a)	240,504	15,688
CBS Corp. Class B	865,600	48,396
Charter Communications, Inc. Class A (a)(b)	155,900	33,088
Havas SA	4,175,200	34,938
Interpublic Group of Companies, Inc.	3,912,294	89,748
ITV PLC	16,547,290	54,449
Omnicom Group, Inc.	240,047	19,917
Scripps Networks Interactive, Inc. Class A	562,246	35,056
The Walt Disney Co.	1,253,949	129,483
		494,858
Multiline Retail - 2.5%
Dillard's, Inc. Class A	465,350	32,784
Dollar General Corp.	577,304	47,287
JC Penney Corp., Inc. (a)(b)	12,234,114	113,533
		193,604
Specialty Retail - 7.8%
AutoZone, Inc. (a)	266,703	204,089
Home Depot, Inc.	1,351,998	181,019
L Brands, Inc.	463,244	36,267
O'Reilly Automotive, Inc. (a)	155,700	40,899
The Children's Place Retail Stores, Inc.	148,755	11,590
TJX Companies, Inc.	515,780	39,106
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	362,994	75,604
		588,574

TOTAL CONSUMER DISCRETIONARY		2,408,769

CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	148,400	23,159
Molson Coors Brewing Co. Class B	99,570	9,522
		32,681
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	243,800	36,114
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	98,781	9,470
Tobacco - 2.6%
Imperial Tobacco Group PLC	1,491,119	81,017
Reynolds American, Inc.	2,300,625	114,111
		195,128

TOTAL CONSUMER STAPLES		273,393

ENERGY - 2.8%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	390,096	18,865
Halliburton Co.	419,400	17,325
		36,190
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.	562,091	30,578
Cenovus Energy, Inc.	97,600	1,547
ConocoPhillips Co.	704,300	33,658
Devon Energy Corp.	736,100	25,528
Marathon Oil Corp.	1,853,600	26,117
Murphy Oil Corp.	429,700	15,357
Suncor Energy, Inc.	878,100	25,775
Whiting Petroleum Corp. (a)	1,503,536	18,042
		176,602

TOTAL ENERGY		212,792

FINANCIALS - 10.1%
Banks - 2.4%
Bank of America Corp.	1,170,700	17,045
Bank of Montreal (b)	588,322	38,327
Bank of Nova Scotia	523,900	27,475
Royal Bank of Canada	663,400	41,199
The Toronto-Dominion Bank	676,700	30,122
Wells Fargo & Co.	585,400	29,258
		183,426
Capital Markets - 3.3%
Ameriprise Financial, Inc.	873,691	83,787
E*TRADE Financial Corp. (a)	4,003,680	100,813
Goldman Sachs Group, Inc.	224,400	36,826
Morgan Stanley	975,600	26,400
		247,826
Diversified Financial Services - 4.1%
CME Group, Inc.	1,989,360	182,842
McGraw Hill Financial, Inc.	1,000,371	106,890
MSCI, Inc. Class A	310,500	23,579
		313,311
Real Estate Investment Trusts - 0.3%
American Tower Corp.	213,662	22,409

TOTAL FINANCIALS		766,972

HEALTH CARE - 28.9%
Biotechnology - 24.4%
Actelion Ltd.	791,990	127,967
Alexion Pharmaceuticals, Inc. (a)	493,866	68,786
Amgen, Inc.	1,273,423	201,583
Biogen, Inc. (a)	455,116	125,152
BioMarin Pharmaceutical, Inc. (a)	151,667	12,843
Celgene Corp. (a)	3,495,559	361,476
Gilead Sciences, Inc.	6,219,033	548,588
Medivation, Inc. (a)	4,634,493	267,874
Regeneron Pharmaceuticals, Inc. (a)	255,731	96,336
Vertex Pharmaceuticals, Inc. (a)	413,000	34,832
		1,845,437
Health Care Equipment & Supplies - 0.3%
Edwards Lifesciences Corp. (a)	195,000	20,711
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	199,062	8,685
Veeva Systems, Inc. Class A (a)	179,469	4,937
		13,622
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	349,474	25,225
Cardiome Pharma Corp. (a)	611,563	2,740
Jazz Pharmaceuticals PLC (a)	1,189,710	179,289
Pacira Pharmaceuticals, Inc. (a)(b)	1,628,295	88,107
The Medicines Company (a)	301,320	10,724
		306,085

TOTAL HEALTH CARE		2,185,855

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	218,087	50,679
Northrop Grumman Corp.	234,038	48,273
Raytheon Co.	263,400	33,281
		132,233
Airlines - 1.4%
Air Canada (a)	3,000,300	22,310
Ryanair Holdings PLC sponsored ADR	996,742	80,686
		102,996
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	100,750	4,316
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	188,452	7,184
Industrial Conglomerates - 0.6%
General Electric Co.	1,073,300	33,004
Roper Technologies, Inc.	79,700	14,034
		47,038
Machinery - 0.1%
Xylem, Inc.	244,900	10,232
Marine - 0.0%
Irish Continental Group PLC unit	100,000	590
Professional Services - 0.2%
Equifax, Inc.	133,400	16,041
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	737,265	25,273

TOTAL INDUSTRIALS		345,903

INFORMATION TECHNOLOGY - 12.0%
Internet Software & Services - 3.3%
Facebook, Inc. Class A (a)	2,098,700	246,765
IT Services - 2.9%
Accenture PLC Class A	90,900	10,264
First Data Corp. Class A (a)	1,084,863	12,357
Fiserv, Inc. (a)	360,861	35,263
Global Payments, Inc.	281,081	20,288
MasterCard, Inc. Class A	191,600	18,583
PayPal Holdings, Inc. (a)	1,126,447	44,134
Vantiv, Inc. (a)	404,624	22,068
Visa, Inc. Class A	688,665	53,192
		216,149
Software - 5.8%
Adobe Systems, Inc. (a)	2,663,290	250,935
Electronic Arts, Inc. (a)	696,693	43,090
Microsoft Corp.	2,952,400	147,236
		441,261

TOTAL INFORMATION TECHNOLOGY		904,175

MATERIALS - 1.1%
Chemicals - 1.1%
Axalta Coating Systems (a)	292,700	8,333
LyondellBasell Industries NV Class A	472,605	39,070
PPG Industries, Inc.	308,600	34,066
		81,469
TOTAL COMMON STOCKS
(Cost $6,140,923)		7,179,328

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 0.38% (c)	309,628,053	309,628
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	230,026,510	230,027
TOTAL MONEY MARKET FUNDS
(Cost $539,655)		539,655
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $6,680,578)		7,718,983
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(150,833)
NET ASSETS - 100%		$7,568,150

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$574
Fidelity Securities Lending Cash Central Fund	1,019
Total	$1,593

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cairn Homes PLC	$28,512	$7,991	$--	$--	$--
Total	$28,512	$7,991	$--	$--	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.3%
Ireland	4.5%
United Kingdom	2.6%
Canada	2.4%
Switzerland	1.7%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $218,100) — See accompanying schedule: Unaffiliated issuers (cost $6,140,923)	$7,179,328
Fidelity Central Funds (cost $539,655)	539,655
Total Investments (cost $6,680,578)		$7,718,983
Cash		8
Receivable for investments sold		180,111
Receivable for fund shares sold		3,432
Dividends receivable		6,802
Distributions receivable from Fidelity Central Funds		296
Prepaid expenses		6
Other receivables		333
Total assets		7,909,971
Liabilities
Payable for investments purchased	$95,739
Payable for fund shares redeemed	11,933
Accrued management fee	3,093
Other affiliated payables	892
Other payables and accrued expenses	137
Collateral on securities loaned, at value	230,027
Total liabilities		341,821
Net Assets		$7,568,150
Net Assets consist of:
Paid in capital		$6,455,626
Undistributed net investment income		27,541
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		46,582
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,038,401
Net Assets		$7,568,150
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($5,264,876 ÷ 165,598 shares)		$31.79
Class K:
Net Asset Value, offering price and redemption price per share ($2,303,274 ÷ 72,316 shares)		$31.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$68,036
Income from Fidelity Central Funds		1,593
Total income		69,629
Expenses
Management fee
Basic fee	$21,177
Performance adjustment	(1,628)
Transfer agent fees	4,821
Accounting and security lending fees	619
Custodian fees and expenses	66
Independent trustees' compensation	17
Registration fees	49
Audit	36
Legal	12
Miscellaneous	26
Total expenses before reductions	25,195
Expense reductions	(412)	24,783
Net investment income (loss)		44,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,742
Foreign currency transactions	(61)
Total net realized gain (loss)		55,681
Change in net unrealized appreciation (depreciation) on: Investment securities	(354,758)
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		(354,734)
Net gain (loss)		(299,053)
Net increase (decrease) in net assets resulting from operations		$(254,207)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,846	$57,774
Net realized gain (loss)	55,681	989,353
Change in net unrealized appreciation (depreciation)	(354,734)	(743,655)
Net increase (decrease) in net assets resulting from operations	(254,207)	303,472
Distributions to shareholders from net investment income	(62,147)	(24,987)
Distributions to shareholders from net realized gain	(898,286)	(877,095)
Total distributions	(960,433)	(902,082)
Share transactions - net increase (decrease)	352,854	437,305
Total increase (decrease) in net assets	(861,786)	(161,305)
Net Assets
Beginning of period	8,429,936	8,591,241
End of period (including undistributed net investment income of $27,541 and undistributed net investment income of $44,842, respectively)	$7,568,150	$8,429,936

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.03	$39.82	$37.30	$29.21	$25.51	$24.03
Income from Investment Operations
Net investment income (loss)A	.18	.24	.11	.19	.15	.06
Net realized and unrealized gain (loss)	(1.14)	1.13	6.05	8.66	3.59	1.44
Total from investment operations	(.96)	1.37	6.16	8.85	3.74	1.50
Distributions from net investment income	(.27)	(.10)	(.14)	(.17)	(.04)	(.02)
Distributions from net realized gain	(4.01)	(4.06)	(3.50)	(.59)	–	–
Total distributions	(4.28)	(4.16)	(3.64)	(.76)	(.04)	(.02)
Net asset value, end of period	$31.79	$37.03	$39.82	$37.30	$29.21	$25.51
Total ReturnB,C	(2.93)%	3.50%	17.86%	31.03%	14.70%	6.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	.69%F	.83%	.82%	.79%	.96%	.91%
Expenses net of fee waivers, if any	.69%F	.83%	.82%	.79%	.96%	.91%
Expenses net of all reductions	.68%F	.82%	.81%	.77%	.95%	.90%
Net investment income (loss)	1.13%F	.63%	.28%	.57%	.53%	.25%
Supplemental Data
Net assets, end of period (in millions)	$5,265	$5,906	$6,132	$5,920	$4,678	$4,319
Portfolio turnover rateG	104%F	126%	112%	156%	169%	182%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.11	$39.90	$37.38	$29.28	$25.57	$24.09
Income from Investment Operations
Net investment income (loss)A	.20	.28	.15	.23	.19	.10
Net realized and unrealized gain (loss)	(1.14)	1.14	6.06	8.67	3.61	1.44
Total from investment operations	(.94)	1.42	6.21	8.90	3.80	1.54
Distributions from net investment income	(.31)	(.15)	(.19)	(.21)	(.09)	(.06)
Distributions from net realized gain	(4.01)	(4.06)	(3.50)	(.59)	–	–
Total distributions	(4.32)	(4.21)	(3.69)	(.80)	(.09)	(.06)
Net asset value, end of period	$31.85	$37.11	$39.90	$37.38	$29.28	$25.57
Total ReturnB,C	(2.87)%	3.62%	17.97%	31.19%	14.92%	6.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.72%	.70%	.66%	.81%	.75%
Expenses net of fee waivers, if any	.58%F	.72%	.70%	.66%	.81%	.75%
Expenses net of all reductions	.57%F	.72%	.70%	.63%	.80%	.74%
Net investment income (loss)	1.24%F	.74%	.40%	.70%	.68%	.41%
Supplemental Data
Net assets, end of period (in millions)	$2,303	$2,524	$2,460	$2,125	$1,438	$856
Portfolio turnover rateG	104%F	126%	112%	156%	169%	182%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,201,353
Gross unrealized depreciation	(169,232)
Net unrealized appreciation (depreciation) on securities	$1,032,121
Tax cost	$6,686,862

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,902,055 and $4,768,495, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Appreciation	$4,274.16
Class K	547.05
	$4,821

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $87 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,822. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,019, including $52 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $383 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $29.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Capital Appreciation	$41,709	$15,699
Class K	20,438	9,288
Total	$62,147	$24,987
From net realized gain
Capital Appreciation	$631,322	$624,269
Class K	266,964	252,826
Total	$898,286	$877,095

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Capital Appreciation
Shares sold	5,031	17,374	$159,929	$651,570
Reinvestment of distributions	19,416	16,417	635,302	604,128
Shares redeemed	(18,362)	(28,264)	(585,477)	(1,053,538)
Net increase (decrease)	6,085	5,527	$209,754	$202,160
Class K
Shares sold	5,460	13,762	$173,517	$515,116
Reinvestment of distributions	8,770	7,113	287,402	262,114
Shares redeemed	(9,917)	(14,510)	(317,819)	(542,085)
Net increase (decrease)	4,313	6,365	$143,100	$235,145

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Capital Appreciation	.69%
Actual		$1,000.00	$970.70	$3.38
Hypothetical-C		$1,000.00	$1,021.43	$3.47
Class K	.58%
Actual		$1,000.00	$971.30	$2.84
Hypothetical-C		$1,000.00	$1,021.98	$2.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

CAF-K-SANN-0616
1.863094.107

Fidelity® Capital Appreciation Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	7.2	7.8
Las Vegas Sands Corp.	5.2	4.3
Celgene Corp.	4.8	5.5
Medivation, Inc.	3.5	2.0
Adobe Systems, Inc.	3.3	2.5
Facebook, Inc. Class A	3.3	1.9
AutoZone, Inc.	2.7	1.9
Amgen, Inc.	2.7	3.0
CME Group, Inc.	2.4	1.8
Home Depot, Inc.	2.4	2.8
	37.5

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	31.8	30.3
Health Care	28.9	28.9
Information Technology	12.0	9.5
Financials	10.1	16.6
Industrials	4.6	6.6

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks	94.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 12.7%

As of October 31, 2015*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 12.7%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 31.8%
Automobiles - 3.4%
Ford Motor Co.	7,873,390	$106,763
General Motors Co.	3,988,470	126,833
Tesla Motors, Inc. (a)	108,515	26,126
		259,722
Hotels, Restaurants & Leisure - 7.7%
Chipotle Mexican Grill, Inc. (a)	107,226	45,139
Dalata Hotel Group PLC (a)	5,773,760	29,149
Las Vegas Sands Corp.	8,717,976	393,617
Starbucks Corp.	984,267	55,345
Whitbread PLC	1,033,591	58,476
		581,726
Household Durables - 2.0%
Cairn Homes PLC (a)	32,012,150	41,054
D.R. Horton, Inc.	654,554	19,676
Lennar Corp. Class A	714,937	32,394
Newell Brands, Inc.	929,700	42,339
TRI Pointe Homes, Inc. (a)	1,257,642	14,589
		150,052
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	99,300	65,497
Leisure Products - 1.0%
Polaris Industries, Inc. (b)	763,543	74,736
Media - 6.5%
Altice NV Class A (a)	2,247,267	34,095
AMC Networks, Inc. Class A (a)	240,504	15,688
CBS Corp. Class B	865,600	48,396
Charter Communications, Inc. Class A (a)(b)	155,900	33,088
Havas SA	4,175,200	34,938
Interpublic Group of Companies, Inc.	3,912,294	89,748
ITV PLC	16,547,290	54,449
Omnicom Group, Inc.	240,047	19,917
Scripps Networks Interactive, Inc. Class A	562,246	35,056
The Walt Disney Co.	1,253,949	129,483
		494,858
Multiline Retail - 2.5%
Dillard's, Inc. Class A	465,350	32,784
Dollar General Corp.	577,304	47,287
JC Penney Corp., Inc. (a)(b)	12,234,114	113,533
		193,604
Specialty Retail - 7.8%
AutoZone, Inc. (a)	266,703	204,089
Home Depot, Inc.	1,351,998	181,019
L Brands, Inc.	463,244	36,267
O'Reilly Automotive, Inc. (a)	155,700	40,899
The Children's Place Retail Stores, Inc.	148,755	11,590
TJX Companies, Inc.	515,780	39,106
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	362,994	75,604
		588,574

TOTAL CONSUMER DISCRETIONARY		2,408,769

CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	148,400	23,159
Molson Coors Brewing Co. Class B	99,570	9,522
		32,681
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	243,800	36,114
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	98,781	9,470
Tobacco - 2.6%
Imperial Tobacco Group PLC	1,491,119	81,017
Reynolds American, Inc.	2,300,625	114,111
		195,128

TOTAL CONSUMER STAPLES		273,393

ENERGY - 2.8%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	390,096	18,865
Halliburton Co.	419,400	17,325
		36,190
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp.	562,091	30,578
Cenovus Energy, Inc.	97,600	1,547
ConocoPhillips Co.	704,300	33,658
Devon Energy Corp.	736,100	25,528
Marathon Oil Corp.	1,853,600	26,117
Murphy Oil Corp.	429,700	15,357
Suncor Energy, Inc.	878,100	25,775
Whiting Petroleum Corp. (a)	1,503,536	18,042
		176,602

TOTAL ENERGY		212,792

FINANCIALS - 10.1%
Banks - 2.4%
Bank of America Corp.	1,170,700	17,045
Bank of Montreal (b)	588,322	38,327
Bank of Nova Scotia	523,900	27,475
Royal Bank of Canada	663,400	41,199
The Toronto-Dominion Bank	676,700	30,122
Wells Fargo & Co.	585,400	29,258
		183,426
Capital Markets - 3.3%
Ameriprise Financial, Inc.	873,691	83,787
E*TRADE Financial Corp. (a)	4,003,680	100,813
Goldman Sachs Group, Inc.	224,400	36,826
Morgan Stanley	975,600	26,400
		247,826
Diversified Financial Services - 4.1%
CME Group, Inc.	1,989,360	182,842
McGraw Hill Financial, Inc.	1,000,371	106,890
MSCI, Inc. Class A	310,500	23,579
		313,311
Real Estate Investment Trusts - 0.3%
American Tower Corp.	213,662	22,409

TOTAL FINANCIALS		766,972

HEALTH CARE - 28.9%
Biotechnology - 24.4%
Actelion Ltd.	791,990	127,967
Alexion Pharmaceuticals, Inc. (a)	493,866	68,786
Amgen, Inc.	1,273,423	201,583
Biogen, Inc. (a)	455,116	125,152
BioMarin Pharmaceutical, Inc. (a)	151,667	12,843
Celgene Corp. (a)	3,495,559	361,476
Gilead Sciences, Inc.	6,219,033	548,588
Medivation, Inc. (a)	4,634,493	267,874
Regeneron Pharmaceuticals, Inc. (a)	255,731	96,336
Vertex Pharmaceuticals, Inc. (a)	413,000	34,832
		1,845,437
Health Care Equipment & Supplies - 0.3%
Edwards Lifesciences Corp. (a)	195,000	20,711
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	199,062	8,685
Veeva Systems, Inc. Class A (a)	179,469	4,937
		13,622
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	349,474	25,225
Cardiome Pharma Corp. (a)	611,563	2,740
Jazz Pharmaceuticals PLC (a)	1,189,710	179,289
Pacira Pharmaceuticals, Inc. (a)(b)	1,628,295	88,107
The Medicines Company (a)	301,320	10,724
		306,085

TOTAL HEALTH CARE		2,185,855

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	218,087	50,679
Northrop Grumman Corp.	234,038	48,273
Raytheon Co.	263,400	33,281
		132,233
Airlines - 1.4%
Air Canada (a)	3,000,300	22,310
Ryanair Holdings PLC sponsored ADR	996,742	80,686
		102,996
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	100,750	4,316
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	188,452	7,184
Industrial Conglomerates - 0.6%
General Electric Co.	1,073,300	33,004
Roper Technologies, Inc.	79,700	14,034
		47,038
Machinery - 0.1%
Xylem, Inc.	244,900	10,232
Marine - 0.0%
Irish Continental Group PLC unit	100,000	590
Professional Services - 0.2%
Equifax, Inc.	133,400	16,041
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	737,265	25,273

TOTAL INDUSTRIALS		345,903

INFORMATION TECHNOLOGY - 12.0%
Internet Software & Services - 3.3%
Facebook, Inc. Class A (a)	2,098,700	246,765
IT Services - 2.9%
Accenture PLC Class A	90,900	10,264
First Data Corp. Class A (a)	1,084,863	12,357
Fiserv, Inc. (a)	360,861	35,263
Global Payments, Inc.	281,081	20,288
MasterCard, Inc. Class A	191,600	18,583
PayPal Holdings, Inc. (a)	1,126,447	44,134
Vantiv, Inc. (a)	404,624	22,068
Visa, Inc. Class A	688,665	53,192
		216,149
Software - 5.8%
Adobe Systems, Inc. (a)	2,663,290	250,935
Electronic Arts, Inc. (a)	696,693	43,090
Microsoft Corp.	2,952,400	147,236
		441,261

TOTAL INFORMATION TECHNOLOGY		904,175

MATERIALS - 1.1%
Chemicals - 1.1%
Axalta Coating Systems (a)	292,700	8,333
LyondellBasell Industries NV Class A	472,605	39,070
PPG Industries, Inc.	308,600	34,066
		81,469
TOTAL COMMON STOCKS
(Cost $6,140,923)		7,179,328

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 0.38% (c)	309,628,053	309,628
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	230,026,510	230,027
TOTAL MONEY MARKET FUNDS
(Cost $539,655)		539,655
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $6,680,578)		7,718,983
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(150,833)
NET ASSETS - 100%		$7,568,150

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$574
Fidelity Securities Lending Cash Central Fund	1,019
Total	$1,593

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cairn Homes PLC	$28,512	$7,991	$--	$--	$--
Total	$28,512	$7,991	$--	$--	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.3%
Ireland	4.5%
United Kingdom	2.6%
Canada	2.4%
Switzerland	1.7%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $218,100) — See accompanying schedule: Unaffiliated issuers (cost $6,140,923)	$7,179,328
Fidelity Central Funds (cost $539,655)	539,655
Total Investments (cost $6,680,578)		$7,718,983
Cash		8
Receivable for investments sold		180,111
Receivable for fund shares sold		3,432
Dividends receivable		6,802
Distributions receivable from Fidelity Central Funds		296
Prepaid expenses		6
Other receivables		333
Total assets		7,909,971
Liabilities
Payable for investments purchased	$95,739
Payable for fund shares redeemed	11,933
Accrued management fee	3,093
Other affiliated payables	892
Other payables and accrued expenses	137
Collateral on securities loaned, at value	230,027
Total liabilities		341,821
Net Assets		$7,568,150
Net Assets consist of:
Paid in capital		$6,455,626
Undistributed net investment income		27,541
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		46,582
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,038,401
Net Assets		$7,568,150
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($5,264,876 ÷ 165,598 shares)		$31.79
Class K:
Net Asset Value, offering price and redemption price per share ($2,303,274 ÷ 72,316 shares)		$31.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$68,036
Income from Fidelity Central Funds		1,593
Total income		69,629
Expenses
Management fee
Basic fee	$21,177
Performance adjustment	(1,628)
Transfer agent fees	4,821
Accounting and security lending fees	619
Custodian fees and expenses	66
Independent trustees' compensation	17
Registration fees	49
Audit	36
Legal	12
Miscellaneous	26
Total expenses before reductions	25,195
Expense reductions	(412)	24,783
Net investment income (loss)		44,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,742
Foreign currency transactions	(61)
Total net realized gain (loss)		55,681
Change in net unrealized appreciation (depreciation) on: Investment securities	(354,758)
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		(354,734)
Net gain (loss)		(299,053)
Net increase (decrease) in net assets resulting from operations		$(254,207)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,846	$57,774
Net realized gain (loss)	55,681	989,353
Change in net unrealized appreciation (depreciation)	(354,734)	(743,655)
Net increase (decrease) in net assets resulting from operations	(254,207)	303,472
Distributions to shareholders from net investment income	(62,147)	(24,987)
Distributions to shareholders from net realized gain	(898,286)	(877,095)
Total distributions	(960,433)	(902,082)
Share transactions - net increase (decrease)	352,854	437,305
Total increase (decrease) in net assets	(861,786)	(161,305)
Net Assets
Beginning of period	8,429,936	8,591,241
End of period (including undistributed net investment income of $27,541 and undistributed net investment income of $44,842, respectively)	$7,568,150	$8,429,936

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.03	$39.82	$37.30	$29.21	$25.51	$24.03
Income from Investment Operations
Net investment income (loss)A	.18	.24	.11	.19	.15	.06
Net realized and unrealized gain (loss)	(1.14)	1.13	6.05	8.66	3.59	1.44
Total from investment operations	(.96)	1.37	6.16	8.85	3.74	1.50
Distributions from net investment income	(.27)	(.10)	(.14)	(.17)	(.04)	(.02)
Distributions from net realized gain	(4.01)	(4.06)	(3.50)	(.59)	–	–
Total distributions	(4.28)	(4.16)	(3.64)	(.76)	(.04)	(.02)
Net asset value, end of period	$31.79	$37.03	$39.82	$37.30	$29.21	$25.51
Total ReturnB,C	(2.93)%	3.50%	17.86%	31.03%	14.70%	6.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	.69%F	.83%	.82%	.79%	.96%	.91%
Expenses net of fee waivers, if any	.69%F	.83%	.82%	.79%	.96%	.91%
Expenses net of all reductions	.68%F	.82%	.81%	.77%	.95%	.90%
Net investment income (loss)	1.13%F	.63%	.28%	.57%	.53%	.25%
Supplemental Data
Net assets, end of period (in millions)	$5,265	$5,906	$6,132	$5,920	$4,678	$4,319
Portfolio turnover rateG	104%F	126%	112%	156%	169%	182%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.11	$39.90	$37.38	$29.28	$25.57	$24.09
Income from Investment Operations
Net investment income (loss)A	.20	.28	.15	.23	.19	.10
Net realized and unrealized gain (loss)	(1.14)	1.14	6.06	8.67	3.61	1.44
Total from investment operations	(.94)	1.42	6.21	8.90	3.80	1.54
Distributions from net investment income	(.31)	(.15)	(.19)	(.21)	(.09)	(.06)
Distributions from net realized gain	(4.01)	(4.06)	(3.50)	(.59)	–	–
Total distributions	(4.32)	(4.21)	(3.69)	(.80)	(.09)	(.06)
Net asset value, end of period	$31.85	$37.11	$39.90	$37.38	$29.28	$25.57
Total ReturnB,C	(2.87)%	3.62%	17.97%	31.19%	14.92%	6.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.72%	.70%	.66%	.81%	.75%
Expenses net of fee waivers, if any	.58%F	.72%	.70%	.66%	.81%	.75%
Expenses net of all reductions	.57%F	.72%	.70%	.63%	.80%	.74%
Net investment income (loss)	1.24%F	.74%	.40%	.70%	.68%	.41%
Supplemental Data
Net assets, end of period (in millions)	$2,303	$2,524	$2,460	$2,125	$1,438	$856
Portfolio turnover rateG	104%F	126%	112%	156%	169%	182%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,201,353
Gross unrealized depreciation	(169,232)
Net unrealized appreciation (depreciation) on securities	$1,032,121
Tax cost	$6,686,862

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,902,055 and $4,768,495, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Appreciation	$4,274.16
Class K	547.05
	$4,821

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $87 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,822. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,019, including $52 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $383 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $29.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Capital Appreciation	$41,709	$15,699
Class K	20,438	9,288
Total	$62,147	$24,987
From net realized gain
Capital Appreciation	$631,322	$624,269
Class K	266,964	252,826
Total	$898,286	$877,095

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Capital Appreciation
Shares sold	5,031	17,374	$159,929	$651,570
Reinvestment of distributions	19,416	16,417	635,302	604,128
Shares redeemed	(18,362)	(28,264)	(585,477)	(1,053,538)
Net increase (decrease)	6,085	5,527	$209,754	$202,160
Class K
Shares sold	5,460	13,762	$173,517	$515,116
Reinvestment of distributions	8,770	7,113	287,402	262,114
Shares redeemed	(9,917)	(14,510)	(317,819)	(542,085)
Net increase (decrease)	4,313	6,365	$143,100	$235,145

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Capital Appreciation	.69%
Actual		$1,000.00	$970.70	$3.38
Hypothetical-C		$1,000.00	$1,021.43	$3.47
Class K	.58%
Actual		$1,000.00	$971.30	$2.84
Hypothetical-C		$1,000.00	$1,021.98	$2.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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CAF-SANN-0616
1.703454.118

Fidelity® Value Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.4	1.8
Edison International	2.1	1.7
Xcel Energy, Inc.	1.6	0.3
Berkshire Hathaway, Inc. Class B	1.3	1.1
Jazz Pharmaceuticals PLC	1.2	0.8
U.S. Bancorp	1.1	0.9
Discover Financial Services	1.1	0.9
Exelon Corp.	1.1	0.9
AECOM	1.1	1.0
Equity Lifestyle Properties, Inc.	1.1	0.9
	14.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.2	30.0
Industrials	10.8	12.8
Utilities	10.4	9.3
Consumer Discretionary	10.0	10.8
Information Technology	9.2	11.2

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks	96.1%
Bonds	0.1%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 15.7%

As of October 31, 2015*
Stocks and Equity Futures	98.4%
Bonds	0.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 18.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.7%
Delphi Automotive PLC		289,300	$21,301
Tenneco, Inc. (a)		451,800	24,081
Visteon Corp.		175,610	13,991
			59,373
Diversified Consumer Services - 1.5%
H&R Block, Inc.		1,465,759	29,667
Houghton Mifflin Harcourt Co. (a)		3,228,506	66,217
Service Corp. International		707,067	18,857
ServiceMaster Global Holdings, Inc. (a)		254,900	9,768
			124,509
Hotels, Restaurants & Leisure - 0.9%
DineEquity, Inc.		123,855	10,652
Extended Stay America, Inc. unit		1,768,200	27,672
Wyndham Worldwide Corp.		529,600	37,575
			75,899
Household Durables - 0.6%
Tempur Sealy International, Inc. (a)		162,200	9,841
Whirlpool Corp.		209,400	36,465
			46,306
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)		2,192,400	57,441
Leisure Products - 0.3%
Mattel, Inc.		646,800	20,109
Media - 3.3%
CBS Corp. Class B		412,500	23,063
Charter Communications, Inc. Class A (a)(b)		150,800	32,006
John Wiley & Sons, Inc. Class A		403,800	20,024
Liberty Broadband Corp. Class C (a)		517,671	29,637
Live Nation Entertainment, Inc. (a)		2,284,460	49,070
Omnicom Group, Inc.		211,500	17,548
Sinclair Broadcast Group, Inc. Class A		741,056	23,766
Starz Series A (a)		1,230,500	33,482
Twenty-First Century Fox, Inc.:
Class A		491,600	14,876
Class B		872,700	26,286
			269,758
Multiline Retail - 0.5%
Dillard's, Inc. Class A		258,250	18,194
Kohl's Corp.		422,117	18,700
			36,894
Specialty Retail - 1.2%
Chico's FAS, Inc.		547,257	6,901
GameStop Corp. Class A (b)		944,300	30,973
GNC Holdings, Inc.		680,956	16,588
Office Depot, Inc. (a)		4,257,300	25,033
Sally Beauty Holdings, Inc. (a)		369,800	11,612
Staples, Inc.		492,800	5,027
			96,134
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.		657,500	20,421

TOTAL CONSUMER DISCRETIONARY			806,844

CONSUMER STAPLES - 3.3%
Beverages - 0.9%
C&C Group PLC		2,495,189	11,208
Cott Corp.		3,186,711	42,237
Molson Coors Brewing Co. Class B		187,786	17,958
			71,403
Food & Staples Retailing - 0.7%
Sysco Corp.		223,100	10,278
Walgreens Boots Alliance, Inc.		183,700	14,564
Whole Foods Market, Inc.		1,180,200	34,320
			59,162
Food Products - 1.7%
Bunge Ltd.		268,309	16,769
ConAgra Foods, Inc.		749,800	33,411
Darling International, Inc. (a)		2,522,400	36,550
Nomad Foods Ltd. (a)		1,488,100	12,113
The J.M. Smucker Co.		264,831	33,628
			132,471

TOTAL CONSUMER STAPLES			263,036

ENERGY - 7.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.		1,009,034	48,797
BW Offshore Ltd.		22,754,766	4,974
Dril-Quip, Inc. (a)		559,740	36,282
FMC Technologies, Inc. (a)		471,327	14,371
Halliburton Co.		586,655	24,235
Odfjell Drilling A/S (a)		2,881,782	1,940
SBM Offshore NV (b)		1,561,600	20,912
Schlumberger Ltd.		229,764	18,459
			169,970
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.		689,000	36,352
Apache Corp.		350,500	19,067
Boardwalk Pipeline Partners, LP		1,760,000	28,635
Cenovus Energy, Inc.		1,845,800	29,260
Diamondback Energy, Inc.		362,617	31,395
Energen Corp.		406,879	17,288
EQT Corp.		610,664	42,808
GasLog Ltd. (b)		610,737	7,824
Golar LNG Ltd.		695,600	11,533
Hess Corp.		564,526	33,657
Hoegh LNG Holdings Ltd. (b)		1,178,611	13,760
Lundin Petroleum AB (a)		1,417,300	26,544
Marathon Petroleum Corp.		322,571	12,606
Newfield Exploration Co. (a)		1,082,910	39,255
Teekay LNG Partners LP		1,852,600	25,455
Teekay Offshore Partners LP		2,842,407	16,969
Whiting Petroleum Corp. (a)(b)		3,208,044	38,497
			430,905

TOTAL ENERGY			600,875

FINANCIALS - 29.9%
Banks - 5.4%
Bank of Ireland (a)		22,747,694	6,903
Barclays PLC sponsored ADR		2,218,667	22,298
BOK Financial Corp. (b)		79,100	4,760
CIT Group, Inc.		2,060,076	71,217
Citigroup, Inc.		746,116	34,530
Comerica, Inc.		128,500	5,705
Cullen/Frost Bankers, Inc.		254,400	16,279
EFG Eurobank Ergasias SA (a)		6,722,560	5,673
First Citizen Bancshares, Inc.		122,801	31,314
First Citizen Bancshares, Inc. Class A (a)		158,592	40,441
First Niagara Financial Group, Inc.		188,300	1,988
Hilltop Holdings, Inc. (a)		1,116,114	22,166
Huntington Bancshares, Inc.		593,300	5,969
Lloyds Banking Group PLC		13,867,400	13,611
PNC Financial Services Group, Inc.		158,844	13,943
Prosperity Bancshares, Inc.		358,700	18,929
U.S. Bancorp		2,211,015	94,388
Wells Fargo & Co.		400,228	20,003
Zions Bancorporation		212,400	5,845
			435,962
Capital Markets - 4.9%
American Capital Ltd. (a)		1,074,900	16,983
Apollo Global Management LLC Class A		2,655,332	44,902
Apollo Investment Corp.		2,013,998	11,721
Ares Capital Corp.		2,148,180	32,631
E*TRADE Financial Corp. (a)		1,103,846	27,795
Fortress Investment Group LLC		4,206,328	20,905
Franklin Resources, Inc.		943,700	35,238
Invesco Ltd.		2,191,021	67,944
KKR & Co. LP		2,262,968	30,776
Legg Mason, Inc.		887,800	28,507
NorthStar Asset Management Group, Inc.		2,429,459	30,222
The Blackstone Group LP		932,204	25,580
Virtus Investment Partners, Inc. (b)		243,800	19,070
			392,274
Consumer Finance - 4.2%
Capital One Financial Corp.		1,078,591	78,079
Discover Financial Services		1,607,300	90,443
Navient Corp.		5,044,468	68,958
OneMain Holdings, Inc. (a)		1,299,638	41,354
Synchrony Financial (a)		2,054,100	62,794
			341,628
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)		718,989	104,599
Leucadia National Corp.		1,652,300	27,560
			132,159
Insurance - 3.9%
AFLAC, Inc.		551,446	38,033
Allstate Corp.		259,085	16,853
AMBAC Financial Group, Inc. (a)		2,040,459	33,117
Brown & Brown, Inc.		860,200	30,202
Chubb Ltd.		421,648	49,695
First American Financial Corp.		685,200	24,681
Greenlight Capital Re, Ltd. (a)		739,943	15,931
Prudential PLC		1,021,892	20,172
Reinsurance Group of America, Inc.		503,593	47,952
Torchmark Corp.		623,851	36,115
			312,751
Real Estate Investment Trusts - 8.9%
American Capital Agency Corp.		168,306	3,092
American Tower Corp.		604,104	63,358
Annaly Capital Management, Inc.		568,700	5,926
CBL & Associates Properties, Inc.		1,859,500	21,719
Douglas Emmett, Inc.		962,100	31,220
Equity Lifestyle Properties, Inc.		1,253,769	85,871
Extra Space Storage, Inc.		564,500	47,954
First Potomac Realty Trust		301,700	2,537
Forest City Realty Trust, Inc.		2,772,495	57,612
Grivalia Properties REIC		5,026,802	43,235
iStar Financial, Inc. (a)(c)		4,637,065	45,443
Lamar Advertising Co. Class A		432,800	26,851
Mack-Cali Realty Corp.		1,132,300	28,942
MFA Financial, Inc.		2,468,190	17,055
NorthStar Realty Europe Corp.		373,493	4,456
NorthStar Realty Finance Corp.		4,189,079	53,578
Outfront Media, Inc.		2,810,000	60,949
Sun Communities, Inc.		266,860	18,112
VEREIT, Inc.		5,459,800	48,483
WP Glimcher, Inc.		5,463,800	57,315
			723,708
Real Estate Management & Development - 1.0%
Brookfield Asset Management, Inc. Class A		512,650	17,324
Kennedy Wilson Europe Real Estate PLC		342,306	5,447
Kennedy-Wilson Holdings, Inc.		1,087,114	23,492
Realogy Holdings Corp. (a)		1,071,241	38,286
			84,549

TOTAL FINANCIALS			2,423,031

HEALTH CARE - 7.1%
Biotechnology - 0.4%
AMAG Pharmaceuticals, Inc. (a)		88,600	2,350
Baxalta, Inc.		188,500	7,908
United Therapeutics Corp. (a)		207,300	21,808
			32,066
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)		1,149,100	25,188
Hill-Rom Holdings, Inc.		54,300	2,625
St. Jude Medical, Inc.		235,700	17,960
The Cooper Companies, Inc.		47,200	7,225
Zimmer Biomet Holdings, Inc.		627,400	72,634
			125,632
Health Care Providers & Services - 1.6%
Accretive Health, Inc. (a)(b)		4,365,766	10,347
Cigna Corp.		186,800	25,879
Laboratory Corp. of America Holdings (a)		403,300	50,542
McKesson Corp.		157,900	26,499
Universal Health Services, Inc. Class B		131,300	17,552
			130,819
Health Care Technology - 0.5%
CompuGroup Medical AG		1,090,604	42,834
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.		491,073	20,095
Pharmaceuticals - 2.8%
Allergan PLC (a)		12,900	2,794
Endo International PLC (a)		1,307,600	35,305
Innoviva, Inc.		1,650,146	20,363
Jazz Pharmaceuticals PLC (a)		634,967	95,690
Mallinckrodt PLC (a)		54,200	3,389
Perrigo Co. PLC		81,300	7,859
Teva Pharmaceutical Industries Ltd. sponsored ADR		665,217	36,221
The Medicines Company (a)		96,004	3,417
Valeant Pharmaceuticals International, Inc. (Canada) (a)		573,500	19,132
			224,170

TOTAL HEALTH CARE			575,616

INDUSTRIALS - 10.8%
Aerospace & Defense - 3.2%
Aerojet Rocketdyne Holdings, Inc. (a)(c)		3,389,196	61,412
Curtiss-Wright Corp.		423,216	32,410
Esterline Technologies Corp. (a)		332,700	22,843
KLX, Inc. (a)		785,800	26,497
L-3 Communications Holdings, Inc.		542,890	71,406
Orbital ATK, Inc.		253,900	22,089
Rolls-Royce Group PLC		1,112,400	10,882
United Technologies Corp.		92,700	9,675
			257,214
Air Freight & Logistics - 0.1%
PostNL NV (a)		2,336,954	10,222
Airlines - 0.2%
Delta Air Lines, Inc.		418,100	17,422
Building Products - 0.2%
Allegion PLC		194,313	12,718
Commercial Services & Supplies - 0.4%
Regus PLC		5,318,300	22,722
West Corp.		414,200	8,876
			31,598
Construction & Engineering - 2.0%
AECOM (a)		2,660,806	86,450
Arcadis NV		197,895	3,389
Astaldi SpA		2,945,041	14,440
Jacobs Engineering Group, Inc. (a)		1,243,047	55,415
			159,694
Electrical Equipment - 0.7%
Eaton Corp. PLC		385,200	24,372
Regal Beloit Corp.		504,200	32,481
			56,853
Machinery - 1.7%
AGCO Corp.		288,781	15,441
Allison Transmission Holdings, Inc.		450,100	12,967
Caterpillar, Inc.		158,700	12,334
Deere & Co.		334,300	28,118
Flowserve Corp.		459,400	22,423
Kennametal, Inc.		621,100	14,521
Melrose Industries PLC		677,202	3,694
Pentair PLC		323,500	18,789
TriMas Corp. (a)		561,766	10,168
			138,455
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)(b)		4,238,972	1,184
Road & Rail - 1.0%
CSX Corp.		1,009,600	27,532
Hertz Global Holdings, Inc. (a)		3,144,300	29,116
Swift Transporation Co. (a)(b)		1,505,500	25,021
			81,669
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)		790,696	31,636
Ashtead Group PLC		1,601,900	21,241
Veritiv Corp. (a)		239,463	9,823
WESCO International, Inc. (a)		780,951	45,912
			108,612

TOTAL INDUSTRIALS			875,641

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)		1,148,900	34,938
Harris Corp.		396,200	31,700
			66,638
Electronic Equipment & Components - 1.0%
Flextronics International Ltd. (a)		1,331,700	16,180
Jabil Circuit, Inc.		1,655,103	28,733
TE Connectivity Ltd.		312,866	18,609
TTM Technologies, Inc. (a)		2,658,480	17,333
			80,855
Internet Software & Services - 0.4%
eBay, Inc. (a)		787,800	19,246
Rackspace Hosting, Inc. (a)		461,100	10,545
			29,791
IT Services - 1.6%
Computer Sciences Corp.		1,116,900	37,003
EVERTEC, Inc.		2,674,900	36,031
Leidos Holdings, Inc. (b)		207,400	10,289
Science Applications International Corp.		603,700	32,050
Unisys Corp. (a)(b)		2,208,176	17,025
			132,398
Semiconductors & Semiconductor Equipment - 2.9%
Marvell Technology Group Ltd.		4,643,000	46,337
Maxim Integrated Products, Inc.		1,269,800	45,357
NXP Semiconductors NV (a)		583,348	49,748
ON Semiconductor Corp. (a)		2,006,800	19,004
Qualcomm, Inc.		1,035,354	52,306
Semtech Corp. (a)		892,398	19,311
			232,063
Software - 0.4%
Interactive Intelligence Group, Inc. (a)		677,263	25,174
RealPage, Inc. (a)		531,439	11,686
			36,860
Technology Hardware, Storage & Peripherals - 2.1%
EMC Corp.		902,300	23,559
Hewlett Packard Enterprise Co.		985,200	16,413
HP, Inc.		1,563,900	19,189
NCR Corp. (a)		1,521,600	44,263
Western Digital Corp.		1,585,400	64,787
			168,211

TOTAL INFORMATION TECHNOLOGY			746,816

MATERIALS - 7.1%
Chemicals - 3.3%
Agrium, Inc.		137,422	11,842
Albemarle Corp. U.S.		952,570	63,022
Axalta Coating Systems (a)		680,209	19,366
CF Industries Holdings, Inc.		1,158,800	38,322
Eastman Chemical Co.		681,703	52,068
LyondellBasell Industries NV Class A		398,280	32,926
Methanex Corp.		622,066	21,755
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		668,500	13,925
Tronox Ltd. Class A		1,180,160	8,592
			261,818
Containers & Packaging - 2.4%
Avery Dennison Corp.		347,656	25,243
Ball Corp.		576,700	41,165
Berry Plastics Group, Inc. (a)		1,121,000	40,378
Graphic Packaging Holding Co.		3,019,900	40,104
Sonoco Products Co.		536,265	25,145
WestRock Co.		592,895	24,813
			196,848
Metals & Mining - 1.4%
Compass Minerals International, Inc.		817,141	61,253
Freeport-McMoRan, Inc. (b)		545,327	7,635
Steel Dynamics, Inc.		1,024,165	25,819
SunCoke Energy, Inc.		2,628,584	19,530
			114,237

TOTAL MATERIALS			572,903

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.		912,991	28,257
Frontier Communications Corp. (b)		2,836,404	15,770
Iridium Communications, Inc. (a)(b)		1,421,828	11,474
			55,501
UTILITIES - 10.4%
Electric Utilities - 6.4%
Edison International		2,358,593	166,776
Exelon Corp.		2,467,400	86,581
NextEra Energy, Inc.		417,618	49,104
OGE Energy Corp.		2,820,800	83,467
Xcel Energy, Inc.		3,280,000	131,298
			517,226
Gas Utilities - 0.3%
Atmos Energy Corp.		355,000	25,755
Multi-Utilities - 3.7%
CMS Energy Corp.		1,322,600	53,803
DTE Energy Co.		597,700	53,291
Sempra Energy		1,856,197	191,845
			298,939

TOTAL UTILITIES			841,920

TOTAL COMMON STOCKS
(Cost $7,491,213)			7,762,183

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR		1,248,399	11,897
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC		78,980,400	115
Rolls-Royce Group PLC (C Shares) (a)		192,009,510	281
			396
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,273)			12,293
		Principal Amount (000s)(d)	Value (000s)

Corporate Bonds - 0.3%
Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19		29,510	14,847
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	10,286	12,002
TOTAL CORPORATE BONDS
(Cost $29,142)			26,849

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.22% 7/21/16 (e)
(Cost $1,219)		1,220	1,219
		Shares	Value (000s)

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.38% (f)		276,440,100	$276,440
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		103,180,202	103,180
TOTAL MONEY MARKET FUNDS
(Cost $379,620)			379,620
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $7,919,467)			8,182,164
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(89,330)
NET ASSETS - 100%			$8,092,834

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $805,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$274
Fidelity Securities Lending Cash Central Fund	529
Total	$803

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aerojet Rocketdyne Holdings, Inc.	$43,657	$13,865	$1,268	$--	$61,412
Grivalia Properties REIC	46,812	--	1,000	1,776	--
iStar Financial, Inc.	57,507	4,658	3,264	--	45,443
Total	$147,976	$18,523	$5,532	$1,776	$106,855

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$806,844	$806,844	$--	$--
Consumer Staples	263,036	263,036	--	--
Energy	600,875	600,875	--	--
Financials	2,434,928	2,352,237	82,691	--
Health Care	575,616	575,616	--	--
Industrials	876,037	876,037	--	--
Information Technology	746,816	746,816	--	--
Materials	572,903	572,903	--	--
Telecommunication Services	55,501	55,501	--	--
Utilities	841,920	841,920	--	--
Corporate Bonds	26,849	--	26,849	--
U.S. Government and Government Agency Obligations	1,219	--	1,219	--
Money Market Funds	379,620	379,620	--	--
Total Investments in Securities:	$8,182,164	$8,071,405	$110,759	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.3%
Ireland	2.8%
Bermuda	2.3%
Canada	2.1%
Netherlands	1.8%
United Kingdom	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $100,227) — See accompanying schedule: Unaffiliated issuers (cost $7,420,933)	$7,695,689
Fidelity Central Funds (cost $379,620)	379,620
Other affiliated issuers (cost $118,914)	106,855
Total Investments (cost $7,919,467)		$8,182,164
Cash		116
Receivable for investments sold		64,807
Receivable for fund shares sold		6,648
Dividends receivable		5,893
Interest receivable		1,214
Distributions receivable from Fidelity Central Funds		173
Prepaid expenses		7
Other receivables		576
Total assets		8,261,598
Liabilities
Payable for investments purchased	$44,207
Payable for fund shares redeemed	16,320
Accrued management fee	3,317
Payable for daily variation margin for derivative instruments	153
Other affiliated payables	1,051
Other payables and accrued expenses	536
Collateral on securities loaned, at value	103,180
Total liabilities		168,764
Net Assets		$8,092,834
Net Assets consist of:
Paid in capital		$8,157,801
Undistributed net investment income		47,663
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(375,396)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		262,766
Net Assets		$8,092,834
Value:
Net Asset Value, offering price and redemption price per share ($7,147,883 ÷ 71,269 shares)		$100.29
Class K:
Net Asset Value, offering price and redemption price per share ($944,951 ÷ 9,412 shares)		$100.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $1,776 earned from other affiliated issuers)		$107,251
Interest		1,493
Income from Fidelity Central Funds		803
Total income		109,547
Expenses
Management fee
Basic fee	$21,824
Performance adjustment	(2,071)
Transfer agent fees	6,006
Accounting and security lending fees	618
Custodian fees and expenses	123
Independent trustees' compensation	18
Registration fees	63
Audit	49
Legal	17
Miscellaneous	29
Total expenses before reductions	26,676
Expense reductions	(182)	26,494
Net investment income (loss)		83,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(314,947)
Other affiliated issuers	(937)
Foreign currency transactions	(134)
Futures contracts	(4,425)
Total net realized gain (loss)		(320,443)
Change in net unrealized appreciation (depreciation) on: Investment securities	176,315
Assets and liabilities in foreign currencies	83
Futures contracts	(279)
Total change in net unrealized appreciation (depreciation)		176,119
Net gain (loss)		(144,324)
Net increase (decrease) in net assets resulting from operations		$(61,271)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,053	$98,173
Net realized gain (loss)	(320,443)	756,925
Change in net unrealized appreciation (depreciation)	176,119	(819,924)
Net increase (decrease) in net assets resulting from operations	(61,271)	35,174
Distributions to shareholders from net investment income	(92,657)	(77,668)
Distributions to shareholders from net realized gain	(740,268)	(128,936)
Total distributions	(832,925)	(206,604)
Share transactions - net increase (decrease)	145,932	(510,694)
Total increase (decrease) in net assets	(748,264)	(682,124)
Net Assets
Beginning of period	8,841,098	9,523,222
End of period (including undistributed net investment income of $47,663 and undistributed net investment income of $57,267, respectively)	$8,092,834	$8,841,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$110.73	$113.00	$99.54	$74.14	$64.53	$64.09
Income from Investment Operations
Net investment income (loss)A	1.00	1.17	1.02	1.13	.74	.59
Net realized and unrealized gain (loss)	(.93)	(.99)B	13.47	25.28	9.48	.75
Total from investment operations	.07	.18	14.49	26.41	10.22	1.34
Distributions from net investment income	(1.15)	(.91)	(.86)	(1.01)	(.58)	(.88)
Distributions from net realized gain	(9.36)	(1.54)	(.16)	–	(.03)	(.02)
Total distributions	(10.51)	(2.45)	(1.03)C	(1.01)	(.61)	(.90)
Net asset value, end of period	$100.29	$110.73	$113.00	$99.54	$74.14	$64.53
Total ReturnD,E	.15%	.12%B	14.68%	36.07%	15.99%	2.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.79%	.73%	.67%	.68%	.60%
Expenses net of fee waivers, if any	.69%H	.79%	.73%	.67%	.68%	.60%
Expenses net of all reductions	.68%H	.78%	.73%	.65%	.68%	.59%
Net investment income (loss)	2.07%H	1.02%	.95%	1.30%	1.07%	.87%
Supplemental Data
Net assets, end of period (in millions)	$7,148	$7,437	$8,024	$7,153	$5,571	$6,006
Portfolio turnover rateI	69%H	80%	81%	99%	77%	95%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .01%.

 C Total distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$110.91	$113.17	$99.70	$74.27	$64.66	$64.24
Income from Investment Operations
Net investment income (loss)A	1.07	1.30	1.15	1.25	.85	.70
Net realized and unrealized gain (loss)	(.94)	(.99)B	13.47	25.30	9.47	.74
Total from investment operations	.13	.31	14.62	26.55	10.32	1.44
Distributions from net investment income	(1.28)	(1.03)	(.98)	(1.12)	(.68)	(1.00)
Distributions from net realized gain	(9.36)	(1.54)	(.16)	–	(.03)	(.02)
Total distributions	(10.64)	(2.57)	(1.15)C	(1.12)	(.71)	(1.02)
Net asset value, end of period	$100.40	$110.91	$113.17	$99.70	$74.27	$64.66
Total ReturnD,E	.21%	.24%B	14.81%	36.26%	16.16%	2.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.68%	.62%	.54%	.54%	.44%
Expenses net of fee waivers, if any	.57%H	.68%	.62%	.54%	.54%	.44%
Expenses net of all reductions	.56%H	.67%	.61%	.52%	.53%	.44%
Net investment income (loss)	2.19%H	1.13%	1.07%	1.42%	1.22%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$945	$1,404	$1,499	$1,261	$765	$639
Portfolio turnover rateI	69%H	80%	81%	99%	77%	95%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .13%.

 C Total distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$986,312
Gross unrealized depreciation	(786,373)
Net unrealized appreciation (depreciation) on securities	$199,939
Tax cost	$7,982,225

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(4,425) and a change in net unrealized appreciation (depreciation) of $(279) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,709,714 and $3,380,587, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$5,748.17
Class K	258.05
	$6,006

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $529, including an amount of less than five hundred dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $152 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $30.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Value	$76,677	$63,932
Class K	15,980	13,736
Total	$92,657	$77,668
From net realized gain
Value	$623,752	$108,489
Class K	116,516	20,447
Total	$740,268	$128,936

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Value
Shares sold	3,038	5,497	$292,673	$627,144
Reinvestment of distributions	6,670	1,454	662,418	164,069
Shares redeemed	(5,602)	(10,799)	(538,013)	(1,231,193)
Net increase (decrease)	4,106	(3,848)	$417,078	$(439,980)
Class K
Shares sold	1,026	3,068	$97,133	$349,168
Reinvestment of distributions	1,333	303	132,496	34,183
Shares redeemed	(5,609)	(3,955)	(500,775)	(454,065)
Net increase (decrease)	(3,250)	(584)	$(271,146)	$(70,714)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Value	.69%
Actual		$1,000.00	$1,001.50	$3.43
Hypothetical-C		$1,000.00	$1,021.43	$3.47
Class K	.57%
Actual		$1,000.00	$1,002.10	$2.84
Hypothetical-C		$1,000.00	$1,022.03	$2.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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www.fidelity.com

VAL-SANN-0616
1.703562.118

Fidelity® Value Fund Class K Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.4	1.8
Edison International	2.1	1.7
Xcel Energy, Inc.	1.6	0.3
Berkshire Hathaway, Inc. Class B	1.3	1.1
Jazz Pharmaceuticals PLC	1.2	0.8
U.S. Bancorp	1.1	0.9
Discover Financial Services	1.1	0.9
Exelon Corp.	1.1	0.9
AECOM	1.1	1.0
Equity Lifestyle Properties, Inc.	1.1	0.9
	14.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.2	30.0
Industrials	10.8	12.8
Utilities	10.4	9.3
Consumer Discretionary	10.0	10.8
Information Technology	9.2	11.2

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks	96.1%
Bonds	0.1%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 15.7%

As of October 31, 2015*
Stocks and Equity Futures	98.4%
Bonds	0.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 18.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.7%
Delphi Automotive PLC		289,300	$21,301
Tenneco, Inc. (a)		451,800	24,081
Visteon Corp.		175,610	13,991
			59,373
Diversified Consumer Services - 1.5%
H&R Block, Inc.		1,465,759	29,667
Houghton Mifflin Harcourt Co. (a)		3,228,506	66,217
Service Corp. International		707,067	18,857
ServiceMaster Global Holdings, Inc. (a)		254,900	9,768
			124,509
Hotels, Restaurants & Leisure - 0.9%
DineEquity, Inc.		123,855	10,652
Extended Stay America, Inc. unit		1,768,200	27,672
Wyndham Worldwide Corp.		529,600	37,575
			75,899
Household Durables - 0.6%
Tempur Sealy International, Inc. (a)		162,200	9,841
Whirlpool Corp.		209,400	36,465
			46,306
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)		2,192,400	57,441
Leisure Products - 0.3%
Mattel, Inc.		646,800	20,109
Media - 3.3%
CBS Corp. Class B		412,500	23,063
Charter Communications, Inc. Class A (a)(b)		150,800	32,006
John Wiley & Sons, Inc. Class A		403,800	20,024
Liberty Broadband Corp. Class C (a)		517,671	29,637
Live Nation Entertainment, Inc. (a)		2,284,460	49,070
Omnicom Group, Inc.		211,500	17,548
Sinclair Broadcast Group, Inc. Class A		741,056	23,766
Starz Series A (a)		1,230,500	33,482
Twenty-First Century Fox, Inc.:
Class A		491,600	14,876
Class B		872,700	26,286
			269,758
Multiline Retail - 0.5%
Dillard's, Inc. Class A		258,250	18,194
Kohl's Corp.		422,117	18,700
			36,894
Specialty Retail - 1.2%
Chico's FAS, Inc.		547,257	6,901
GameStop Corp. Class A (b)		944,300	30,973
GNC Holdings, Inc.		680,956	16,588
Office Depot, Inc. (a)		4,257,300	25,033
Sally Beauty Holdings, Inc. (a)		369,800	11,612
Staples, Inc.		492,800	5,027
			96,134
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.		657,500	20,421

TOTAL CONSUMER DISCRETIONARY			806,844

CONSUMER STAPLES - 3.3%
Beverages - 0.9%
C&C Group PLC		2,495,189	11,208
Cott Corp.		3,186,711	42,237
Molson Coors Brewing Co. Class B		187,786	17,958
			71,403
Food & Staples Retailing - 0.7%
Sysco Corp.		223,100	10,278
Walgreens Boots Alliance, Inc.		183,700	14,564
Whole Foods Market, Inc.		1,180,200	34,320
			59,162
Food Products - 1.7%
Bunge Ltd.		268,309	16,769
ConAgra Foods, Inc.		749,800	33,411
Darling International, Inc. (a)		2,522,400	36,550
Nomad Foods Ltd. (a)		1,488,100	12,113
The J.M. Smucker Co.		264,831	33,628
			132,471

TOTAL CONSUMER STAPLES			263,036

ENERGY - 7.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.		1,009,034	48,797
BW Offshore Ltd.		22,754,766	4,974
Dril-Quip, Inc. (a)		559,740	36,282
FMC Technologies, Inc. (a)		471,327	14,371
Halliburton Co.		586,655	24,235
Odfjell Drilling A/S (a)		2,881,782	1,940
SBM Offshore NV (b)		1,561,600	20,912
Schlumberger Ltd.		229,764	18,459
			169,970
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.		689,000	36,352
Apache Corp.		350,500	19,067
Boardwalk Pipeline Partners, LP		1,760,000	28,635
Cenovus Energy, Inc.		1,845,800	29,260
Diamondback Energy, Inc.		362,617	31,395
Energen Corp.		406,879	17,288
EQT Corp.		610,664	42,808
GasLog Ltd. (b)		610,737	7,824
Golar LNG Ltd.		695,600	11,533
Hess Corp.		564,526	33,657
Hoegh LNG Holdings Ltd. (b)		1,178,611	13,760
Lundin Petroleum AB (a)		1,417,300	26,544
Marathon Petroleum Corp.		322,571	12,606
Newfield Exploration Co. (a)		1,082,910	39,255
Teekay LNG Partners LP		1,852,600	25,455
Teekay Offshore Partners LP		2,842,407	16,969
Whiting Petroleum Corp. (a)(b)		3,208,044	38,497
			430,905

TOTAL ENERGY			600,875

FINANCIALS - 29.9%
Banks - 5.4%
Bank of Ireland (a)		22,747,694	6,903
Barclays PLC sponsored ADR		2,218,667	22,298
BOK Financial Corp. (b)		79,100	4,760
CIT Group, Inc.		2,060,076	71,217
Citigroup, Inc.		746,116	34,530
Comerica, Inc.		128,500	5,705
Cullen/Frost Bankers, Inc.		254,400	16,279
EFG Eurobank Ergasias SA (a)		6,722,560	5,673
First Citizen Bancshares, Inc.		122,801	31,314
First Citizen Bancshares, Inc. Class A (a)		158,592	40,441
First Niagara Financial Group, Inc.		188,300	1,988
Hilltop Holdings, Inc. (a)		1,116,114	22,166
Huntington Bancshares, Inc.		593,300	5,969
Lloyds Banking Group PLC		13,867,400	13,611
PNC Financial Services Group, Inc.		158,844	13,943
Prosperity Bancshares, Inc.		358,700	18,929
U.S. Bancorp		2,211,015	94,388
Wells Fargo & Co.		400,228	20,003
Zions Bancorporation		212,400	5,845
			435,962
Capital Markets - 4.9%
American Capital Ltd. (a)		1,074,900	16,983
Apollo Global Management LLC Class A		2,655,332	44,902
Apollo Investment Corp.		2,013,998	11,721
Ares Capital Corp.		2,148,180	32,631
E*TRADE Financial Corp. (a)		1,103,846	27,795
Fortress Investment Group LLC		4,206,328	20,905
Franklin Resources, Inc.		943,700	35,238
Invesco Ltd.		2,191,021	67,944
KKR & Co. LP		2,262,968	30,776
Legg Mason, Inc.		887,800	28,507
NorthStar Asset Management Group, Inc.		2,429,459	30,222
The Blackstone Group LP		932,204	25,580
Virtus Investment Partners, Inc. (b)		243,800	19,070
			392,274
Consumer Finance - 4.2%
Capital One Financial Corp.		1,078,591	78,079
Discover Financial Services		1,607,300	90,443
Navient Corp.		5,044,468	68,958
OneMain Holdings, Inc. (a)		1,299,638	41,354
Synchrony Financial (a)		2,054,100	62,794
			341,628
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)		718,989	104,599
Leucadia National Corp.		1,652,300	27,560
			132,159
Insurance - 3.9%
AFLAC, Inc.		551,446	38,033
Allstate Corp.		259,085	16,853
AMBAC Financial Group, Inc. (a)		2,040,459	33,117
Brown & Brown, Inc.		860,200	30,202
Chubb Ltd.		421,648	49,695
First American Financial Corp.		685,200	24,681
Greenlight Capital Re, Ltd. (a)		739,943	15,931
Prudential PLC		1,021,892	20,172
Reinsurance Group of America, Inc.		503,593	47,952
Torchmark Corp.		623,851	36,115
			312,751
Real Estate Investment Trusts - 8.9%
American Capital Agency Corp.		168,306	3,092
American Tower Corp.		604,104	63,358
Annaly Capital Management, Inc.		568,700	5,926
CBL & Associates Properties, Inc.		1,859,500	21,719
Douglas Emmett, Inc.		962,100	31,220
Equity Lifestyle Properties, Inc.		1,253,769	85,871
Extra Space Storage, Inc.		564,500	47,954
First Potomac Realty Trust		301,700	2,537
Forest City Realty Trust, Inc.		2,772,495	57,612
Grivalia Properties REIC		5,026,802	43,235
iStar Financial, Inc. (a)(c)		4,637,065	45,443
Lamar Advertising Co. Class A		432,800	26,851
Mack-Cali Realty Corp.		1,132,300	28,942
MFA Financial, Inc.		2,468,190	17,055
NorthStar Realty Europe Corp.		373,493	4,456
NorthStar Realty Finance Corp.		4,189,079	53,578
Outfront Media, Inc.		2,810,000	60,949
Sun Communities, Inc.		266,860	18,112
VEREIT, Inc.		5,459,800	48,483
WP Glimcher, Inc.		5,463,800	57,315
			723,708
Real Estate Management & Development - 1.0%
Brookfield Asset Management, Inc. Class A		512,650	17,324
Kennedy Wilson Europe Real Estate PLC		342,306	5,447
Kennedy-Wilson Holdings, Inc.		1,087,114	23,492
Realogy Holdings Corp. (a)		1,071,241	38,286
			84,549

TOTAL FINANCIALS			2,423,031

HEALTH CARE - 7.1%
Biotechnology - 0.4%
AMAG Pharmaceuticals, Inc. (a)		88,600	2,350
Baxalta, Inc.		188,500	7,908
United Therapeutics Corp. (a)		207,300	21,808
			32,066
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)		1,149,100	25,188
Hill-Rom Holdings, Inc.		54,300	2,625
St. Jude Medical, Inc.		235,700	17,960
The Cooper Companies, Inc.		47,200	7,225
Zimmer Biomet Holdings, Inc.		627,400	72,634
			125,632
Health Care Providers & Services - 1.6%
Accretive Health, Inc. (a)(b)		4,365,766	10,347
Cigna Corp.		186,800	25,879
Laboratory Corp. of America Holdings (a)		403,300	50,542
McKesson Corp.		157,900	26,499
Universal Health Services, Inc. Class B		131,300	17,552
			130,819
Health Care Technology - 0.5%
CompuGroup Medical AG		1,090,604	42,834
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.		491,073	20,095
Pharmaceuticals - 2.8%
Allergan PLC (a)		12,900	2,794
Endo International PLC (a)		1,307,600	35,305
Innoviva, Inc.		1,650,146	20,363
Jazz Pharmaceuticals PLC (a)		634,967	95,690
Mallinckrodt PLC (a)		54,200	3,389
Perrigo Co. PLC		81,300	7,859
Teva Pharmaceutical Industries Ltd. sponsored ADR		665,217	36,221
The Medicines Company (a)		96,004	3,417
Valeant Pharmaceuticals International, Inc. (Canada) (a)		573,500	19,132
			224,170

TOTAL HEALTH CARE			575,616

INDUSTRIALS - 10.8%
Aerospace & Defense - 3.2%
Aerojet Rocketdyne Holdings, Inc. (a)(c)		3,389,196	61,412
Curtiss-Wright Corp.		423,216	32,410
Esterline Technologies Corp. (a)		332,700	22,843
KLX, Inc. (a)		785,800	26,497
L-3 Communications Holdings, Inc.		542,890	71,406
Orbital ATK, Inc.		253,900	22,089
Rolls-Royce Group PLC		1,112,400	10,882
United Technologies Corp.		92,700	9,675
			257,214
Air Freight & Logistics - 0.1%
PostNL NV (a)		2,336,954	10,222
Airlines - 0.2%
Delta Air Lines, Inc.		418,100	17,422
Building Products - 0.2%
Allegion PLC		194,313	12,718
Commercial Services & Supplies - 0.4%
Regus PLC		5,318,300	22,722
West Corp.		414,200	8,876
			31,598
Construction & Engineering - 2.0%
AECOM (a)		2,660,806	86,450
Arcadis NV		197,895	3,389
Astaldi SpA		2,945,041	14,440
Jacobs Engineering Group, Inc. (a)		1,243,047	55,415
			159,694
Electrical Equipment - 0.7%
Eaton Corp. PLC		385,200	24,372
Regal Beloit Corp.		504,200	32,481
			56,853
Machinery - 1.7%
AGCO Corp.		288,781	15,441
Allison Transmission Holdings, Inc.		450,100	12,967
Caterpillar, Inc.		158,700	12,334
Deere & Co.		334,300	28,118
Flowserve Corp.		459,400	22,423
Kennametal, Inc.		621,100	14,521
Melrose Industries PLC		677,202	3,694
Pentair PLC		323,500	18,789
TriMas Corp. (a)		561,766	10,168
			138,455
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)(b)		4,238,972	1,184
Road & Rail - 1.0%
CSX Corp.		1,009,600	27,532
Hertz Global Holdings, Inc. (a)		3,144,300	29,116
Swift Transporation Co. (a)(b)		1,505,500	25,021
			81,669
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)		790,696	31,636
Ashtead Group PLC		1,601,900	21,241
Veritiv Corp. (a)		239,463	9,823
WESCO International, Inc. (a)		780,951	45,912
			108,612

TOTAL INDUSTRIALS			875,641

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)		1,148,900	34,938
Harris Corp.		396,200	31,700
			66,638
Electronic Equipment & Components - 1.0%
Flextronics International Ltd. (a)		1,331,700	16,180
Jabil Circuit, Inc.		1,655,103	28,733
TE Connectivity Ltd.		312,866	18,609
TTM Technologies, Inc. (a)		2,658,480	17,333
			80,855
Internet Software & Services - 0.4%
eBay, Inc. (a)		787,800	19,246
Rackspace Hosting, Inc. (a)		461,100	10,545
			29,791
IT Services - 1.6%
Computer Sciences Corp.		1,116,900	37,003
EVERTEC, Inc.		2,674,900	36,031
Leidos Holdings, Inc. (b)		207,400	10,289
Science Applications International Corp.		603,700	32,050
Unisys Corp. (a)(b)		2,208,176	17,025
			132,398
Semiconductors & Semiconductor Equipment - 2.9%
Marvell Technology Group Ltd.		4,643,000	46,337
Maxim Integrated Products, Inc.		1,269,800	45,357
NXP Semiconductors NV (a)		583,348	49,748
ON Semiconductor Corp. (a)		2,006,800	19,004
Qualcomm, Inc.		1,035,354	52,306
Semtech Corp. (a)		892,398	19,311
			232,063
Software - 0.4%
Interactive Intelligence Group, Inc. (a)		677,263	25,174
RealPage, Inc. (a)		531,439	11,686
			36,860
Technology Hardware, Storage & Peripherals - 2.1%
EMC Corp.		902,300	23,559
Hewlett Packard Enterprise Co.		985,200	16,413
HP, Inc.		1,563,900	19,189
NCR Corp. (a)		1,521,600	44,263
Western Digital Corp.		1,585,400	64,787
			168,211

TOTAL INFORMATION TECHNOLOGY			746,816

MATERIALS - 7.1%
Chemicals - 3.3%
Agrium, Inc.		137,422	11,842
Albemarle Corp. U.S.		952,570	63,022
Axalta Coating Systems (a)		680,209	19,366
CF Industries Holdings, Inc.		1,158,800	38,322
Eastman Chemical Co.		681,703	52,068
LyondellBasell Industries NV Class A		398,280	32,926
Methanex Corp.		622,066	21,755
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		668,500	13,925
Tronox Ltd. Class A		1,180,160	8,592
			261,818
Containers & Packaging - 2.4%
Avery Dennison Corp.		347,656	25,243
Ball Corp.		576,700	41,165
Berry Plastics Group, Inc. (a)		1,121,000	40,378
Graphic Packaging Holding Co.		3,019,900	40,104
Sonoco Products Co.		536,265	25,145
WestRock Co.		592,895	24,813
			196,848
Metals & Mining - 1.4%
Compass Minerals International, Inc.		817,141	61,253
Freeport-McMoRan, Inc. (b)		545,327	7,635
Steel Dynamics, Inc.		1,024,165	25,819
SunCoke Energy, Inc.		2,628,584	19,530
			114,237

TOTAL MATERIALS			572,903

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.		912,991	28,257
Frontier Communications Corp. (b)		2,836,404	15,770
Iridium Communications, Inc. (a)(b)		1,421,828	11,474
			55,501
UTILITIES - 10.4%
Electric Utilities - 6.4%
Edison International		2,358,593	166,776
Exelon Corp.		2,467,400	86,581
NextEra Energy, Inc.		417,618	49,104
OGE Energy Corp.		2,820,800	83,467
Xcel Energy, Inc.		3,280,000	131,298
			517,226
Gas Utilities - 0.3%
Atmos Energy Corp.		355,000	25,755
Multi-Utilities - 3.7%
CMS Energy Corp.		1,322,600	53,803
DTE Energy Co.		597,700	53,291
Sempra Energy		1,856,197	191,845
			298,939

TOTAL UTILITIES			841,920

TOTAL COMMON STOCKS
(Cost $7,491,213)			7,762,183

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR		1,248,399	11,897
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC		78,980,400	115
Rolls-Royce Group PLC (C Shares) (a)		192,009,510	281
			396
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,273)			12,293
		Principal Amount (000s)(d)	Value (000s)

Corporate Bonds - 0.3%
Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19		29,510	14,847
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	10,286	12,002
TOTAL CORPORATE BONDS
(Cost $29,142)			26,849

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.22% 7/21/16 (e)
(Cost $1,219)		1,220	1,219
		Shares	Value (000s)

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.38% (f)		276,440,100	$276,440
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		103,180,202	103,180
TOTAL MONEY MARKET FUNDS
(Cost $379,620)			379,620
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $7,919,467)			8,182,164
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(89,330)
NET ASSETS - 100%			$8,092,834

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $805,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$274
Fidelity Securities Lending Cash Central Fund	529
Total	$803

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aerojet Rocketdyne Holdings, Inc.	$43,657	$13,865	$1,268	$--	$61,412
Grivalia Properties REIC	46,812	--	1,000	1,776	--
iStar Financial, Inc.	57,507	4,658	3,264	--	45,443
Total	$147,976	$18,523	$5,532	$1,776	$106,855

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$806,844	$806,844	$--	$--
Consumer Staples	263,036	263,036	--	--
Energy	600,875	600,875	--	--
Financials	2,434,928	2,352,237	82,691	--
Health Care	575,616	575,616	--	--
Industrials	876,037	876,037	--	--
Information Technology	746,816	746,816	--	--
Materials	572,903	572,903	--	--
Telecommunication Services	55,501	55,501	--	--
Utilities	841,920	841,920	--	--
Corporate Bonds	26,849	--	26,849	--
U.S. Government and Government Agency Obligations	1,219	--	1,219	--
Money Market Funds	379,620	379,620	--	--
Total Investments in Securities:	$8,182,164	$8,071,405	$110,759	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.3%
Ireland	2.8%
Bermuda	2.3%
Canada	2.1%
Netherlands	1.8%
United Kingdom	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $100,227) — See accompanying schedule: Unaffiliated issuers (cost $7,420,933)	$7,695,689
Fidelity Central Funds (cost $379,620)	379,620
Other affiliated issuers (cost $118,914)	106,855
Total Investments (cost $7,919,467)		$8,182,164
Cash		116
Receivable for investments sold		64,807
Receivable for fund shares sold		6,648
Dividends receivable		5,893
Interest receivable		1,214
Distributions receivable from Fidelity Central Funds		173
Prepaid expenses		7
Other receivables		576
Total assets		8,261,598
Liabilities
Payable for investments purchased	$44,207
Payable for fund shares redeemed	16,320
Accrued management fee	3,317
Payable for daily variation margin for derivative instruments	153
Other affiliated payables	1,051
Other payables and accrued expenses	536
Collateral on securities loaned, at value	103,180
Total liabilities		168,764
Net Assets		$8,092,834
Net Assets consist of:
Paid in capital		$8,157,801
Undistributed net investment income		47,663
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(375,396)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		262,766
Net Assets		$8,092,834
Value:
Net Asset Value, offering price and redemption price per share ($7,147,883 ÷ 71,269 shares)		$100.29
Class K:
Net Asset Value, offering price and redemption price per share ($944,951 ÷ 9,412 shares)		$100.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $1,776 earned from other affiliated issuers)		$107,251
Interest		1,493
Income from Fidelity Central Funds		803
Total income		109,547
Expenses
Management fee
Basic fee	$21,824
Performance adjustment	(2,071)
Transfer agent fees	6,006
Accounting and security lending fees	618
Custodian fees and expenses	123
Independent trustees' compensation	18
Registration fees	63
Audit	49
Legal	17
Miscellaneous	29
Total expenses before reductions	26,676
Expense reductions	(182)	26,494
Net investment income (loss)		83,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(314,947)
Other affiliated issuers	(937)
Foreign currency transactions	(134)
Futures contracts	(4,425)
Total net realized gain (loss)		(320,443)
Change in net unrealized appreciation (depreciation) on: Investment securities	176,315
Assets and liabilities in foreign currencies	83
Futures contracts	(279)
Total change in net unrealized appreciation (depreciation)		176,119
Net gain (loss)		(144,324)
Net increase (decrease) in net assets resulting from operations		$(61,271)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,053	$98,173
Net realized gain (loss)	(320,443)	756,925
Change in net unrealized appreciation (depreciation)	176,119	(819,924)
Net increase (decrease) in net assets resulting from operations	(61,271)	35,174
Distributions to shareholders from net investment income	(92,657)	(77,668)
Distributions to shareholders from net realized gain	(740,268)	(128,936)
Total distributions	(832,925)	(206,604)
Share transactions - net increase (decrease)	145,932	(510,694)
Total increase (decrease) in net assets	(748,264)	(682,124)
Net Assets
Beginning of period	8,841,098	9,523,222
End of period (including undistributed net investment income of $47,663 and undistributed net investment income of $57,267, respectively)	$8,092,834	$8,841,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$110.73	$113.00	$99.54	$74.14	$64.53	$64.09
Income from Investment Operations
Net investment income (loss)A	1.00	1.17	1.02	1.13	.74	.59
Net realized and unrealized gain (loss)	(.93)	(.99)B	13.47	25.28	9.48	.75
Total from investment operations	.07	.18	14.49	26.41	10.22	1.34
Distributions from net investment income	(1.15)	(.91)	(.86)	(1.01)	(.58)	(.88)
Distributions from net realized gain	(9.36)	(1.54)	(.16)	–	(.03)	(.02)
Total distributions	(10.51)	(2.45)	(1.03)C	(1.01)	(.61)	(.90)
Net asset value, end of period	$100.29	$110.73	$113.00	$99.54	$74.14	$64.53
Total ReturnD,E	.15%	.12%B	14.68%	36.07%	15.99%	2.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.79%	.73%	.67%	.68%	.60%
Expenses net of fee waivers, if any	.69%H	.79%	.73%	.67%	.68%	.60%
Expenses net of all reductions	.68%H	.78%	.73%	.65%	.68%	.59%
Net investment income (loss)	2.07%H	1.02%	.95%	1.30%	1.07%	.87%
Supplemental Data
Net assets, end of period (in millions)	$7,148	$7,437	$8,024	$7,153	$5,571	$6,006
Portfolio turnover rateI	69%H	80%	81%	99%	77%	95%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .01%.

 C Total distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$110.91	$113.17	$99.70	$74.27	$64.66	$64.24
Income from Investment Operations
Net investment income (loss)A	1.07	1.30	1.15	1.25	.85	.70
Net realized and unrealized gain (loss)	(.94)	(.99)B	13.47	25.30	9.47	.74
Total from investment operations	.13	.31	14.62	26.55	10.32	1.44
Distributions from net investment income	(1.28)	(1.03)	(.98)	(1.12)	(.68)	(1.00)
Distributions from net realized gain	(9.36)	(1.54)	(.16)	–	(.03)	(.02)
Total distributions	(10.64)	(2.57)	(1.15)C	(1.12)	(.71)	(1.02)
Net asset value, end of period	$100.40	$110.91	$113.17	$99.70	$74.27	$64.66
Total ReturnD,E	.21%	.24%B	14.81%	36.26%	16.16%	2.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.68%	.62%	.54%	.54%	.44%
Expenses net of fee waivers, if any	.57%H	.68%	.62%	.54%	.54%	.44%
Expenses net of all reductions	.56%H	.67%	.61%	.52%	.53%	.44%
Net investment income (loss)	2.19%H	1.13%	1.07%	1.42%	1.22%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$945	$1,404	$1,499	$1,261	$765	$639
Portfolio turnover rateI	69%H	80%	81%	99%	77%	95%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .13%.

 C Total distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$986,312
Gross unrealized depreciation	(786,373)
Net unrealized appreciation (depreciation) on securities	$199,939
Tax cost	$7,982,225

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(4,425) and a change in net unrealized appreciation (depreciation) of $(279) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,709,714 and $3,380,587, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$5,748.17
Class K	258.05
	$6,006

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $529, including an amount of less than five hundred dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $152 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $30.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Value	$76,677	$63,932
Class K	15,980	13,736
Total	$92,657	$77,668
From net realized gain
Value	$623,752	$108,489
Class K	116,516	20,447
Total	$740,268	$128,936

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Value
Shares sold	3,038	5,497	$292,673	$627,144
Reinvestment of distributions	6,670	1,454	662,418	164,069
Shares redeemed	(5,602)	(10,799)	(538,013)	(1,231,193)
Net increase (decrease)	4,106	(3,848)	$417,078	$(439,980)
Class K
Shares sold	1,026	3,068	$97,133	$349,168
Reinvestment of distributions	1,333	303	132,496	34,183
Shares redeemed	(5,609)	(3,955)	(500,775)	(454,065)
Net increase (decrease)	(3,250)	(584)	$(271,146)	$(70,714)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Value	.69%
Actual		$1,000.00	$1,001.50	$3.43
Hypothetical-C		$1,000.00	$1,021.43	$3.47
Class K	.57%
Actual		$1,000.00	$1,002.10	$2.84
Hypothetical-C		$1,000.00	$1,022.03	$2.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

VAL-K-SANN-0616
1.863251.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 23, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 23, 2016